Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]


Performance highlights

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek maximum growth of an investment over time.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                   25%
Small-cap growth stocks                   15
Value stocks                              25
International equities                    15
Domestic fixed-income securities           5
International fixed-income securities      5
High-yield securities                      5
Cash and money market securities           5


* Balanced Portfolio is designed to seek total return for investors in their peak accumulation years.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                   20%
Small-cap growth stocks                   10
Value stocks                              20
International equities                    15
Domestic fixed-income securities          10
International fixed-income securities     10
High-yield securities                     10
Cash and money market securities           5


* Conservative Portfolio is designed to seek income while protecting the original value of the investment for investors concerned about maintaining their purchasing power.

Targeted portfolio structure*
----------------------------
Large-cap growth stocks                   10%
Small-cap growth stocks                    5
Value stocks                              10
International equities                    10
Domestic fixed-income securities          35
International fixed-income securities     15
High-yield securities                     10
Cash and money market securities           5


* The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.


Allocations in each portfolio will vary over time.

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The ability of Putnam Asset Allocation Funds to invest across the full spectrum of the world's equity and fixed-income markets is one of their strengths. The feature also presents a daunting challenge for William Landes and the Global Asset Allocation Team as they seek out promising investments for the funds' three portfolios.

The challenge was made all the greater during the first half of the funds' fiscal 2001 because worldwide economic and market turmoil eroded consumer confidence, pared down corporate earnings, and sent investors scrambling for safe havens to park their assets and wait for calmer weather.

In the following report, Bill and his team review the market strategies and investment results for the semiannual period ended March 31, 2001. The managers also discuss the funds' potential strengths and challenges throughout the remainder of the fiscal year.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001


REPORT FROM THE FUND MANAGERS

William J. Landes and
the Global Asset
Allocation Team

The first half of Putnam Asset Allocation Funds' fiscal 2001 was characterized by widespread declines in the global equity markets. Persistently high energy prices, higher short-term interest rates, and tighter credit conditions contributed to the downward economic spiral. Around the world, corporate profitability faltered, consumer confidence waned, and investors took increasingly conservative positions. As losses mounted, many investors learned firsthand the danger of having an overly concentrated portfolio. The funds navigated cautiously through turbulent waters seeking to preserve capital while seizing reasonable opportunities for growth. Although the portfolios were not immune to the widespread declines, they did not lose as much ground as the overall market.

* TURBULENT U.S. MARKETS REQUIRE CAUTION

In the United States, the rapid deceleration that marked the fourth quarter of 2000 continued through first quarter 2001. Companies within the Standard & Poor's 500 Index revised their earnings projections steadily downward, contributing to negative sentiment and rendering occasional market rallies unsustainable. The Federal Reserve Board took aggressive action to fend off a possible recession by lowering short-term interest rates a total of 1.5 percentage points in the first quarter. Investors seeking the safety of bonds bid their prices up so high as to make them overvalued, in our opinion.

Stocks. Market declines were led by the technology and telecommunications sectors as air continued to leak out of the technology bubble. Most other industry sectors followed suit, falling precipitously as the effects of reduced capital spending and higher energy prices hit bottom lines. Defensive sectors, such as financials, health care, utilities, and energy, held up better. Value stocks bested growth stocks, extending their yearlong record of outperformance. Domestic stocks became increasingly attractive as valuations fell to lower levels. We widened the funds' exposure to U.S. equities during the period, eliminating their relatively underweight position in this asset class. The portfolios emphasized value stocks in defensive sectors. We have taken incremental steps recently to position the funds for an economic recovery. These steps have included tipping the portfolios in favor of stocks, reducing the value orientation in favor of a more neutral style, and emphasizing smaller-cap stocks.

Bonds: Although U.S. Treasury bonds have clearly been the asset of choice during the most recent six-month period, their high prices discouraged us. As investors flocked to fixed-income securities to find shelter from stormy equity markets, bond prices were bid upward. Our research, which analyzes bond prices and yields in relation to equities, inflation, historical bond valuations, and risk factors, suggested that bonds had become overvalued by most standards. We therefore took a conservative approach that emphasized shorter-duration bonds -- a position that actually detracted from fund performance until recently. As 2000 came to a close, the portfolio benefited from an emphasis on asset- and mortgage-backed securities. However, in first quarter 2001, mortgage-backeds dampened performance as the increasing incidence of mortgage prepayments caused the sector to lag Treasuries. We remain wary of the upside potential for government bonds. Recently, yields for 10-year Treasury bonds fell as low as 4.7% which, when considered in light of a 3% inflation rate, represented a real yield of less than 2%. We believe investors are likely to move their assets to equities in search of higher yields shortly after the first signs of economic recovery become evident. This further explains our current strategy of emphasizing equities.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD FIXED-INCOME MARKETS]

WORLD FIXED-INCOME MARKETS

GROWTH OF A $10,000 INVESTMENT


         Credit Suisse                   Salomon Brothers
         First Boston   Lehman Brothers      Non-U.S
          High Yield       Aggregate    World Government   Consumer Price
Date      Bond Index      Bond Index       Bond Index          Index

3/31/00     10,000           10,000          10,000           10,000
4/00         9,985            9,971           9,563           10,000
5/00         9,825            9,967           9,661           10,012
6/00        10,045           10,174           9,921           10,064
7/00        10,140           10,266           9,654           10,088
8/00        10,208           10,415           9,501           10,082
9/00        10,114           10,481           9,472           10,134
10/00        9,799           10,550           9,272           10,152
11/00        9,413           10,723           9,454           10,169
12/00        9,603           10,922           9,851           10,187
1/01        10,178           11,100           9,807           10,257
2/01        10,281           11,197           9,760           10,286
3/31/01    $10,076          $11,253          $9,368          $10,292

Footnote reads:
See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


* INTERNATIONAL MARKETS SHARE ECONOMIC WOES

As in the United States, markets around the globe suffered declines, led by losses in the technology and telecom sectors. Europe was among the hardest hit, with major indexes driven downward by weakness in European telecom stocks. As of the end of the period, the European Central Bank was standing firm on interest rates, despite the economic slowdown and a gloomy outlook for corporate profitability. The attractiveness of European equities was further compromised by a weak euro, which effectively reduced returns for non-euro-based investors. Economic growth in the United Kingdom and Japan slowed more than expected, despite interest rate reductions in those countries. Some Asian markets experienced negative growth rates. Australia's market, however, proved more resilient to negative influences and declined only modestly during the period.

Stocks: The Asset Allocation Funds benefited from favorable stock selection in the United Kingdom, France, and the Netherlands. Other portfolio positives included health-care and energy holdings and strong stock selection in the technology sector. We kept the portfolio prudently underweighted in European telecom stocks. Poor stock selection within media and financial sectors dampened returns in those areas.

Bonds: As was the case with U.S. bonds, demand for relatively safe investment vehicles drove bond valuations in the rest of the world to unreasonable levels. During the fourth quarter of 2000, high-yield and investment-grade corporate bonds underperformed Treasuries. A flood of new high-yield debt issues glutted the market, threatening the liquidity of corporate bonds in general. This has created an attractive yield advantage and, for the asset allocation funds, a buying opportunity. The portfolios' strategy of underweighting Japanese bonds in favor of bonds of the United Kingdom, Europe, and Australia proved successful during the period.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT WORLD EQUITY
MARKETS]

WORLD EQUITY MARKETS

GROWTH OF A $10,000 INVESTMENT

                                                           Morgan Stanley
                                                       Capital International
              Standard & Poor's       Russell 2000         (MSCI) EAFE
Date         [REGISTRATION MARK]         Index                Index
                  500 Index

3/31/00           10,000                10,000                10,000
4/00               9,699                 9,398                 9,474
5/00               9,500                 8,851                 9,242
6/00               9,734                 9,622                 9,604
7/00               9,582                 9,312                 9,201
8/00              10,177                10,023                 9,281
9/00               9,640                 9,728                 8,829
10/00              9,599                 9,294                 8,621
11/00              8,843                 8,340                 8,297
12/00              8,886                 9,056                 8,592
1/01               9,201                 9,528                 8,595
2/01               8,362                 8,903                 7,953
3/31/01           $7,832                $8,467                $7,412

Footnote reads:
See page 12 for descriptions of the indexes. Past performance is not indicative of future results. This is not intended to represent the returns of any fund.


* A GLANCE FORWARD

We believe the outlook for investors will improve in coming months as the effects of interest-rate reductions ripple through the economy. Historically the stock market has continued to fall for three months following an initial interest-rate cut. Three months after the January rate cut, economic data are starting to suggest that the economy is stabilizing -- a signal that conditions are not getting any worse. Generally, the stock market is the first to see improvements that are later confirmed by leading economic indicators.

We believe the conservative, balanced, and growth portfolios are positioned to participate in the recovery of world markets. Using a sophisticated combination of tools and strategies, including forecasting, portfolio construction, risk budgeting, and currency management, the funds seek to locate the best opportunities in every market environment. Our research indicates that global equity markets are now slightly undervalued. Monetary easing will provide a tailwind for equity markets, but as the profit contraction continues in the United States, foreign stocks may outperform U.S. stocks. Furthermore we believe that global government bond markets remain expensive and that higher-yielding sectors will outperform throughout 2001.

Market declines have the potential to derail long-term wealth accumulation. The past two years have provided a vivid demonstration of the pitfalls of a concentrated portfolio. The funds manage both risk and return using the power of diversification. Our goal is to participate in the markets when they are going up and to protect investment assets when markets are retreating. Since their inception in 1994, these well-diversified portfolios have established a track record of strong, long-term performance.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. While these holdings and others discussed in the report were viewed favorably as of 3/31/01, all are subject to review and adjustment in accordance with the funds' investment strategies and may well vary in the future. International investing may include risks such as currency fluctuations, economic instability, and political developments.


PERFORMANCE SUMMARY

* GROWTH PORTFOLIO




TOTAL RETURNS FOR PERIODS ENDED 3/31/01

Change in value during period plus reinvested distributions

                     Class A              Class B             Class C             Class M
(inception dates)   (2/8/94)             (2/16/94)            (9/1/94)           (2/3/95)
                   NAV     POP          NAV     CDSC         NAV    CDSC        NAV     POP
------------------------------------------------------------------------------------------------
6 months        -13.04%  -18.03%     -13.55%   -17.01%    -13.47%  -14.16%    -13.26%  -16.32%
------------------------------------------------------------------------------------------------
1 year          -17.60   -22.33      -18.37    -21.64     -18.28   -18.93     -17.98   -20.87
------------------------------------------------------------------------------------------------
5 years          56.77    47.78       50.62     48.74      50.82    50.82      52.95    47.59
Annual average    9.41     8.12        8.54      8.26       8.57     8.57       8.87     8.10
------------------------------------------------------------------------------------------------
Life of fund    105.03    93.21       94.24     94.24      93.28    93.28      97.83    90.90
Annual average   10.58     9.66        9.74      9.74       9.67     9.67      10.03     9.48
------------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/01

                      Class A        Class B     Class C         Class M
Share value         NAV     POP        NAV         NAV         NAV     POP
-----------------------------------------------------------------------------
9/30/00            $14.47  $15.35     $14.21      $14.08      $14.25  $14.77
-----------------------------------------------------------------------------
3/31/01             10.02   10.63       9.84        9.72        9.87   10.23
-----------------------------------------------------------------------------

                                              Capital gains
                         Investment       Long              Short
Distributions   Number     income         term               term       Total
-------------------------------------------------------------------------------
Class A           1        $0.190        $1.411             $1.215      $2.816
-------------------------------------------------------------------------------
Class B           1         0.070         1.411              1.215       2.696
-------------------------------------------------------------------------------
Class C           1         0.089         1.411              1.215       2.715
-------------------------------------------------------------------------------
Class M           1         0.114         1.411              1.215       2.740
-------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, the fund's total return would have been lower.


PERFORMANCE SUMMARY




* BALANCED PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/01

Change in value during period plus reinvested distributions

                    Class A            Class B              Class C            Class M
(inception dates)  (2/7/94)           (2/11/94)            (9/1/94)            (2/6/95)
                 NAV      POP        NAV     CDSC         NAV     CDSC        NAV     POP
------------------------------------------------------------------------------------------------
6 months       -11.27%  -16.36%    -11.62%  -15.45%     -11.53%  -12.30%    -11.53% -14.62%
------------------------------------------------------------------------------------------------
1 year         -12.12   -17.19     -12.80   -16.56      -12.71   -13.46     -12.53  -15.60
------------------------------------------------------------------------------------------------
5 years         55.81    46.85      50.02    48.04       49.94    49.94      51.76   46.48
Annual average   9.27     7.99       8.45     8.16        8.44     8.44       8.70    7.93
------------------------------------------------------------------------------------------------
Life of fund    97.90    86.49      87.69    87.69       86.65    86.65      91.45   84.74
Annual average  10.03     9.12       9.22     9.22        9.13     9.13       9.52    8.98
------------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/01

                      Class A        Class B     Class C         Class M
Share value         NAV     POP        NAV         NAV         NAV     POP
-----------------------------------------------------------------------------
9/30/00            $12.99  $13.78    $12.92      $12.83       $12.97  $13.44
-----------------------------------------------------------------------------
3/31/01              9.95   10.56      9.89        9.82         9.93   10.29
-----------------------------------------------------------------------------

                                              Capital gains
                         Investment       Long              Short
Distributions   Number     income         term               term       Total
-------------------------------------------------------------------------------
Class A           2        $0.272        $0.880             $0.560     $1.712
-------------------------------------------------------------------------------
Class B           2         0.227         0.880              0.560      1.667
-------------------------------------------------------------------------------
Class C           2         0.228         0.880              0.560      1.668
-------------------------------------------------------------------------------
Class M           2         0.242         0.880              0.560      1.682
-------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, the fund's total return would have been lower.


PERFORMANCE SUMMARY




* CONSERVATIVE PORTFOLIO

TOTAL RETURNS FOR PERIOD ENDED 3/31/01

Change in value during period plus reinvested distributions

                    Class A             Class B            Class C             Class M
(inception dates)   (2/7/94)           (2/18/94)           (9/1/94)            (2/7/95)
                  NAV      POP        NAV     CDSC        NAV    CDSC        NAV      POP
------------------------------------------------------------------------------------------------
6 months         -1.97%   -7.63%     -2.37%   -6.72%     -2.36%  -3.23%     -2.22%     -5.66%
------------------------------------------------------------------------------------------------
1 year           -1.51    -7.15      -2.18    -6.50      -2.27   -3.14      -1.91      -5.33
------------------------------------------------------------------------------------------------
5 years          44.41    36.08      39.34    37.39      39.34   39.34      41.07      36.10
Annual average    7.63     6.36       6.86     6.56       6.86    6.86       7.12       6.36
------------------------------------------------------------------------------------------------
Life of fund     72.26    62.34      63.60    63.60      62.96   62.96      66.46      60.63
Annual average    7.91     7.02       7.14     7.14       7.08    7.08       7.40       6.86
------------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/01

                      Class A        Class B    Class C        Class M
Share value         NAV     POP        NAV        NAV        NAV     POP
------------------------------------------------------------------------------
9/30/00           $10.45   $11.09    $10.42     $10.39      $10.42  $10.80
------------------------------------------------------------------------------
3/31/01             9.11     9.67      9.08       9.05        9.08    9.41
------------------------------------------------------------------------------

                                              Capital gains
                         Investment       Long              Short
Distributions   Number     income         term               term       Total
------------------------------------------------------------------------------
Class A           6        $0.482        $0.289             $0.366     $1.137
------------------------------------------------------------------------------
Class B           6         0.444         0.289              0.366      1.099
------------------------------------------------------------------------------
Class C           6         0.445         0.289              0.366      1.100
------------------------------------------------------------------------------
Class M           6         0.458         0.289              0.366      1.113
------------------------------------------------------------------------------

Performance data represent past results, is not indicative of future performance, and the life-of-fund data reflect an expense limitation, which was in effect until 12/31/94. Without the limitation, the funds' total return would have been lower. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, the fund's total return would have been lower.


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 3/31/01
(Cumulative total returns)

                                                       Credit Suisse
                 Lehman Bros.   Standard     Russell   First Boston     Consumer
                  Aggregate     & Poor's      2000      High Yield       price
                 Bond Index    500 Index     Index      Bond Index       index
--------------------------------------------------------------------------------
6 months            7.37%       -18.75%     -12.96%      -0.38%          1.56%
--------------------------------------------------------------------------------
1 year             12.53        -21.68      -15.33        0.76           2.92
--------------------------------------------------------------------------------
5 years            43.43         94.06       45.32       28.05          13.23
Annual average      7.48         14.18        7.76        5.07           2.52
--------------------------------------------------------------------------------
Life of fund       59.88        175.66       86.75       49.41          20.59
Annual average      6.77         15.21        9.11        5.77           2.65
--------------------------------------------------------------------------------
The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results.


COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is an unmanaged list consisting of securities from Lehman Brothers Government/Corporate Bond Index,
Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

Russell 2000 Index* is an unmanaged list of common stocks that is frequently used as a general performance measure of stocks of small to midsize companies.

Credit Suisse First Boston (CSFB) High Yield Bond Index* is an unmanaged list of lower-rated, higher-yielding U.S. corporate bonds.

Morgan Stanley Capital International (MSCI) EAFE Index* is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with values expressed in U.S. dollars.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your funds' class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements. The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                  65.5%                       54.1%                       12.6%
COMMON STOCKS(a)                                   Shares         Value        Shares         Value        Shares         Value

Advertising and Marketing Services                                 0.8%                        0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Aegis Group PLC (United Kingdom)                   14,000  $     24,972            --  $         --            -- $          --
Carlton Communications PLC
(United Kingdom)                                  174,707       973,379       325,160     1,811,628        36,684       204,385
Cheil Communications, Inc. (Korea)                 10,700       662,113            --            --            --            --
Cordiant Communications Group
(United Kingdom)                                  551,483     1,860,018            --            --            --            --
Harte-Hanks, Inc.                                  11,100       251,082        19,800       447,876            --            --
Havas Advertising SA (France)                     262,838     3,172,807       186,900     2,256,377        21,235       256,335
Interpublic Group Cos., Inc.                        2,700        92,745         6,200       212,970            --            --
Lamar Advertising Co. (NON)                           500        18,375         1,100        40,425            --            --
Omnicom Group, Inc.                                 7,500       621,600        13,900     1,152,032         1,530       126,806
Publicis SA (France) (NON)                         98,439     3,001,174        41,157     1,254,780         4,594       140,060
True North Communications, Inc.                     8,900       335,975        15,800       596,450            --            --
Valassis Communications, Inc. (NON)                 6,000       174,000        11,100       321,900         1,600        46,400
WPP Group PLC (United Kingdom) (NON)              363,189     3,856,018       341,804     3,628,971        38,795       411,891
                                                           ------------                ------------                ------------
                                                             15,044,258                  11,723,409                   1,185,877

Aerospace and Defense                                              0.7%                        0.7%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                                          67,500       861,300       120,600     1,559,622            --            --
Aeroflex, Inc. (NON)                               13,400       138,188        24,000       247,500            --            --
Alliant Techsystems, Inc. (NON)                    12,000     1,062,600        21,750     1,925,963            --            --
BE Aerospace, Inc. (NON)                           35,700       655,988        64,600     1,187,025            --            --
B.F. Goodrich Co. (The)                            22,500       863,325        41,200     1,580,844         5,600       214,872
Boeing Co.                                         20,600     1,147,626        40,800     2,272,968         3,500       194,985
BAE Systems PLC (United Kingdom)                  458,675     2,047,012       241,942     1,079,759        24,404       108,912
Cobham PLC (United Kingdom)                        15,700       252,473            --            --            --            --
Empresa Brasileira de Aeronautica
SA (Brazil)                                       115,600     1,147,461            --            --            --            --
General Dynamics Corp.                              6,000       376,440        11,700       734,058         1,100        69,014
Heico Corp.                                        13,700       210,295        25,200       386,820            --            --
Innovative Solutions & Support, Inc. (NON)         31,900       414,700        58,100       755,300            --            --
L-3 Communications Holdings, Inc. (NON)               200        15,790           500        39,475            --            --
Lockheed Martin Corp.                              27,600       983,940        53,700     1,914,405         5,200       185,380
Northrop Grumman Corp.                             15,800     1,374,600        29,000     2,523,000         4,000       348,000
Precision Castparts Corp.                             200         6,610           500        16,525            --            --
Raytheon Co. Class B                                2,600        76,388         5,900       173,342            --            --
Triumph Group, Inc. (NON)                          12,500       475,000        22,700       862,600            --            --
United Technologies Corp.                           3,800       278,540         8,700       637,710            --            --
                                                           ------------                ------------                ------------
                                                             12,388,276                  17,896,916                   1,121,163

Agriculture                                                         --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
LESCO, Inc.                                        12,300       153,750        22,300       278,750            --            --

Airlines                                                           0.1%                        0.1%                          --%
-------------------------------------------------------------------------------------------------------------------------------
Airtran Holdings Inc. (NON)                        59,300       464,912       106,500       834,960            --            --
AMR Corp. (NON)                                       400        14,048           900        31,608            --            --
British Airways PLC (United Kingdom)                8,000        35,817            --            --            --            --
Cathay Pacific Airways (Hong Kong)                 43,000        62,578            --            --            --            --
Continental Airlines, Inc. (NON)                      600        24,840         1,400        57,960            --            --
Delta Air Lines, Inc.                                 600        23,700         1,400        55,300            --            --
Deutsche Lufthansa AG (Germany)                    26,561       499,953           --             --            --            --
FedEx Corp. (NON)                                   1,400        58,352         3,200       133,376            --            --
Frontier Airlines, Inc. (NON)                      40,500       493,594        72,600       884,813            --            --
Southwest Airlines Co.                             40,550       719,763        71,850     1,275,338         8,700       154,425
UAL Corp.                                             300         9,915           700        23,135            --            --
                                                           ------------                ------------                ------------
                                                              2,407,472                   3,296,490                     154,425

Automotive                                                         0.8%                        0.5%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                       1,200        18,768         2,700        42,228            --            --
Bayerische Motoren Werke (BMW)
AG (Germany)                                       84,633     2,617,656       147,449     4,560,524        16,671        515,626
Borg-Warner Automotive, Inc.                       11,300       452,791        20,100       805,407            --            --
Carlisle Companies, Inc.                           14,300       466,466        25,800       841,596            --            --
CLARCOR, Inc.                                      22,700       524,370        40,400       933,240            --            --
CSK Auto Corp. (NON)                               21,500       148,350        39,200       270,480            --            --
DaimlerChrysler AG (Germany)                        7,500       332,050            --            --            --            --
Dana Corp.                                          2,100        36,078         4,800        82,464            --            --
Delphi Automotive Systems Corp.                     4,308        61,044         9,800       138,866            --            --
Denway Motors, Ltd. (Hong Kong) (NON)           1,342,000       335,539            --            --            --            --
Exide Corp.                                        26,100       214,020        47,700       391,140            --            --
Ford Motor Co.                                     46,635     1,311,376        90,847     2,554,618         8,600       241,832
General Motors Corp.                                5,300       274,805        12,100       627,385            --            --
Gentex Corp. (NON)                                    600        13,875         1,400        32,375            --            --
Genuine Parts Co.                                   1,300        33,683         3,000        77,730            --            --
Honda Motor Co., Ltd. (Japan)                      82,000     3,350,678        62,000     2,533,440         7,000       286,034
Hyundai Motor Co., Ltd. (South Korea)              23,600       305,203            --            --            --            --
Nissan Motor Co., Ltd. (Japan)                     50,000       315,243            --            --            --            --
Safety Components International, Inc. (NON              9            36            --            --             2             8
Tower Automotive, Inc. (NON)                       34,600       371,258        62,300       668,479            --            --
Toyota Motor Corp. (Japan)                         72,200     2,506,544            --            --            --            --
Volkswagon AG (Germany)                             7,000       321,667            --            --            --            --
Volvo AB Class B (Sweden)                           3,300        51,670            --            --            --            --
                                                           ------------                ------------                ------------
                                                             14,063,170                  14,559,972                   1,043,500

Banking                                                            6.4%                        4.7%                        1.2%
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Holding NV (Netherlands)                  71,963     1,318,297            --            --            --            --
Allied Irish Banks PLC (Ireland)                   20,100       203,912            --            --            --            --
AMCORE Financial, Inc.                             17,300       349,244        30,600       617,738            --            --
AmSouth Bancorporation                              2,100        35,301         4,800        80,688            --            --
Australia & New Zealand Banking
Group, Ltd. (Australia)                            13,100        88,093            --            --            --            --
Banca Commerciale Italiana SpA (Italy)             31,333       171,949        60,057       329,579         7,458        40,928
Banca Intesa SpA (Italy)                          929,109     3,605,345       869,596     3,335,125        98,877       379,219
Banca Popolare di Milano (Italy)                  355,174     1,676,051            --            --            --            --
Banca Popolare di Verona (Italy)                  181,162     1,857,077            --            --            --            --
Banco Bradesco SA (Brazil)                         66,816       360,299            --            --            --            --
Banco de Biblao Vizcava (BBV) (Spain)              35,592       485,943            --            --            --            --
Banco Itau SA (Brazil)                             23,950     1,857,728            --            --            --            --
Banco Popular Espanol (Spain)                      19,718       650,816        39,569     1,306,022         4,359       143,874
Banco Santander Central Hispano
SA (Spain)                                         22,000       201,218            --            --            --            --
Bank of America Corp.                              74,800     4,095,300       141,700     7,758,075        16,200       886,950
Bank of East Asia, Ltd. (Hong Kong)               182,000       409,547            --            --            --            --
Bank of New York Company, Inc.                     17,700       871,548        35,000     1,723,400         2,900       142,796
Bank of Nova Scotia (Canada)                      112,315     2,882,616       103,079     2,645,570            --            --
Bank One Corp.                                     10,400       376,272        23,700       857,466            --            --
Bank Polska Kasa Opieki Grupa Pekao
SA (Poland) (NON)                                  85,100     1,353,769            --            --            --            --
Bank Sinopac (Taiwan) (NON)                     1,178,500       592,175            --            --            --            --
Bank United Corp. Class A (NON)                    20,100         5,025        36,500         9,125            --            --
BankAtlantic Bancorp, Inc.                         18,200       116,480       32,600        208,640            --            --
Banknorth Group, Inc.                              47,600       946,050        85,200     1,693,350            --            --
Banque Nationale de Paris (France)                 10,300       867,431            --            --            --            --
Barclays PLC (United Kingdom)                      62,553     1,951,499            --            --            --            --
Bayerische Vereinsbank AG (Germany)                18,746     1,018,799        32,799     1,782,545         3,740       203,260
BB&T Corp.                                         42,300     1,487,691        78,200     2,750,294        10,300       362,251
Centennial Bancorp (NON)                           42,966       343,728        77,990       623,920            --            --
Charter One Financial, Inc.                        83,900     2,374,370       153,010     4,330,183        21,600       611,280
Chinatrust Commercial Bank (Taiwan) (NON)         730,480       580,611            --            --            --            --
Citigroup, Inc.                                   180,420     8,115,292       342,733    15,416,130        36,800     1,655,264
Citizens Banking Corp.                             13,500       360,281        24,500       653,844            --            --
City National Corp.                                18,500       710,585        33,300     1,279,053            --            --
Colonial Bancgroup, Inc.                           21,500       279,500        38,200       496,600            --            --
Comerica, Inc.                                     48,400     2,976,600        86,200     5,301,300        11,200       688,800
Commercial Federal Corp.                           21,400       477,220        38,000       847,400            --            --
Commonwealth Bank of Australia
(Australia)                                       177,643     2,479,328            --            --            --            --
Community First Bankshares                         24,500       494,594        43,400       876,138            --            --
Credit Suisse Group (Switzerland)                   3,480       616,134            --            --            --            --
Cullen/Frost Bankers, Inc.                         16,000       548,000        28,400       972,700            --            --
Danske Bank A/S (Denmark)                          69,661     1,105,010       116,299     1,844,814        13,242       210,054
DBS Group Holdings, Ltd. (Singapore)              217,069     1,960,235       220,181     1,988,338        24,749       223,495
Deutsche Bank AG (Germany)                          7,300       558,012            --            --            --            --
DnB Holdings ASA (Norway)                         137,420       624,774            --            --            --            --
Dresdner Bank AG (Germany)                          3,100       140,261            --            --            --            --
East West Bancorp, Inc.                            22,300       429,275        40,500       779,625            --            --
Fifth Third Bancorp                                31,600     1,688,625        55,900     2,987,156         7,400       395,438
First Midwest Bancorp, Inc.                        20,700       582,705        37,600     1,058,440            --            --
First Tennessee National Corp.                      1,500        46,350         3,400       105,060            --            --
First Union Corp.                                  28,700       947,100        57,100     1,884,300         4,900       161,700
FleetBoston Financial Corp.                        67,616     2,552,504       126,138     4,761,710        15,600       588,900
Foreningssparbanken AB (Sweden)                    56,300       635,896            --            --            --            --
Golden State Bancorp, Inc.                         20,200       563,176        36,500     1,017,620         5,300       147,764
Greater Bay Bancorp                                31,400       790,888        56,600     1,425,613            --            --
Greenpoint Finanacial Corp.                         2,000        65,200         4,600       149,960            --            --
Grupo Financiero Banames-Accival
(Mexico)                                          681,700     1,185,253            --            --            --            --
Grupo Financiero Bancomer SA
de CV (Mexico) (NON)                            1,443,600       970,513            --            --            --            --
Hang Seng Bank, Ltd. (Hong Kong)                   14,000       162,455            --            --            --            --
Housing & Commercial Bank
(South Korea)                                      14,350       228,737            --            --            --            --
Housing Development Finance
Corporation, Ltd. (India) (NON)                    38,600       451,120            --            --            --            --
HSBC Holdings PLC
(United Kingdom) (NON)                            103,126     1,237,076            --            --            --            --
HSBC Holdings PLC (HK Reg)
(United Kingdom)                                   62,024       731,650            --            --            --            --
Hudson United Bancorp                              30,700       696,890        54,600     1,239,420            --            --
Huntington Bancshares, Inc.                           670         9,548         1,530        21,803            --            --
ICICI Bank, Ltd. ADR (India) (NON)                 64,700       465,840            --            --            --            --
Investors Financial Services Corp.                 13,800       809,025        24,700     1,448,038            --            --
San Paolo-IMI SpA (Italy)                         208,399     2,815,840       157,711     2,130,955        17,800       240,510
KeyCorp                                             1,200        30,960         2,700        69,660            --            --
Kookmin Bank (South Korea)                         36,600       374,256            --            --            --            --
Lloyds TSB Group PLC
(United Kingdom)                                   27,300       268,312            --            --            --            --
M&T Bank Corp.                                     16,800     1,174,320        31,000     2,166,900         4,200       293,580
Malayan Banking Berhad (Malaysia)                  98,000       324,947           --             --            --            --
Mellon Financial Corp.                              5,200       210,704        11,900       482,188            --            --
Mercantile Bankshares Corp.                        14,700       543,900        26,700       987,900         4,000       148,000
Bank of Tokyo-Mitsubishi, Ltd. (Japan)             49,000       388,093            --            --            --            --
Mitsubishi Tokyo Financial (Japan)                 32,000       169,191            --            --            --            --
National Australia Bank, Ltd. (Australia)          18,600       259,596            --            --            --            --
National Bank of Canada (Canada)                   41,300       729,919            --            --            --            --
National City Corp.                                 8,000       214,000        18,200       486,850            --            --
National Commerce Bancorporation                    1,300        32,256         3,000        74,438            --            --
North Fork Bancorporation, Inc.                    27,900       724,005        51,800     1,344,210         3,100        80,445
Northern Trust Corp.                                  400        25,000           900        56,250            --            --
OTP Bank GDR (Greece)                              10,160       492,760            --            --            --            --
Overseas Union Bank, Ltd. (Singapore)              45,979       160,481            --            --            --            --
Overseas-Chinese Banking Corp.
(Singapore)                                       203,480     1,318,956       117,650       762,607        13,000        84,266
PNC Bank Corp.                                      3,300       223,575         7,500       508,125            --            --
Provident Bankshares Corp.                         27,100       606,363        48,150     1,077,356            --            --
Public Bank Berhad (Malaysia)                     377,000       309,537            --            --            --            --
Regions Financial Corp.                               800        22,750         1,800        51,188            --            --
Republic Bancorp, Inc.                             24,420       300,671        44,390       546,552            --            --
Royal Bank of Scotland Group PLC
(United Kingdom)                                  165,116     3,752,523       116,658     2,651,238        27,464       624,163
Shinhan Bank (South Korea)                         37,080       296,919            --            --            --            --
Siam Commercial Bank Public Co., Ltd.
(Thailand) (NON)                                  397,500       214,375            --            --            --            --
Siam Commercial Bank Public Co., Ltd.
GDR (Thailand)                                     25,311       223,370            --            --            --            --
Silicon Valley Bancshares (NON)                    11,900       279,650        21,700       509,950            --            --
Societe Generale (France) (NON)                    25,238     1,561,197        15,650       968,093         1,750       108,253
Sovereign Bancorp, Inc.                            19,000       160,906        34,900       295,559            --            --
Sparebanken NOR (Norway)                           83,340     2,288,052            --            --            --            --
Standard Bank Investment (South Africa)           257,800       949,889            --            --            --            --
State Street Corp.                                 15,900     1,485,060        28,000     2,615,200         3,750       350,250
Sterling Bancshares, Inc.                          38,300       670,250        69,600     1,218,000            --            --
Sumitomo Mitsui Banking Corp. (Japan)              17,000       151,955            --            --            --            --
SunTrust Banks, Inc.                                2,800       181,440         6,400       414,720            --            --
Svenska Handelsbanken (Sweden)                     91,845     1,322,312       155,441     2,237,916        38,801       558,626
Synovus Financial Corp.                            41,500     1,120,500        74,665     2,015,955        10,825       292,275
Taishin International Bank (Taiwan) (NON)         581,700       306,466            --            --            --            --
TCF Financial Corp.                                 1,400        52,906         3,200       120,928            --            --
Thai Farmers Bank Public Co.
(Thailand) (NON)                                  567,600       293,488            --            --            --            --
Toronto-Dominion Bank (Canada)                    129,513     3,249,961       102,076     2,561,465            --            --
U.S. Bancorp                                      170,965     3,966,388       314,139     7,288,025        41,068       952,778
UBS AG (Switzerland)                               11,640     1,683,095            --            --            --            --
UCBH Holdings, Inc.                                 5,400       262,913        10,000       486,875            --            --
Uniao de Bancos Brasileiros S/A
GDR (Brazil)                                       10,400       212,160            --            --            --            --
United Overseas Bank, Ltd. (Singapore)             52,000       365,873            --            --            --            --
Wachovia Corp.                                      2,100       126,525         4,800       289,200            --            --
Washington Federal, Inc.                           40,920     1,005,098        74,360     1,826,468            --            --
Washington Mutual, Inc.                            47,934     2,624,387        88,357     4,837,546        11,458       627,326
Webster Financial Corp.                            31,900       935,069        57,900     1,697,194            --            --
Wells Fargo Co.                                    58,800     2,908,836       113,226     5,601,290        11,800       583,746
Westpac Banking Corp. (Australia)                 134,100       827,826            --            --            --            --
Wilmington Trust Corp.                                300        17,724           700        41,356            --            --
Zions Bancorp                                       1,300        67,717         3,000       156,270            --            --
                                                           ------------                ------------                ------------
                                                            115,115,058                 125,185,209                  11,786,191

Beverage                                                           1.3%                        0.9%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Al Ahram Beverage Co. GDR 144A
(Egypt) (NON)                                      48,800       491,660            --            --            --            --
Anheuser-Busch Cos., Inc.                          59,400     2,728,242       107,500     4,937,475        14,050       645,317
Bass PLC (United Kingdom)                         130,077     1,275,661            --            --            --            --
Brown-Forman Corp. Class B                          9,100       563,745        16,500     1,022,175         2,400       148,680
Coca-Cola Co.                                      44,900     2,027,684        89,300     4,032,788         7,300       329,668
Coca-Cola Enterprises, Inc.                        86,800     1,543,304       158,700     2,821,686        22,200       394,716
Coca-Cola Femsa SA ADR (Mexico)                   123,260     2,360,429            --            --            --            --
Companhia de Bebidas das Americas
ADR (Brazil)                                       82,000     1,914,700        47,238     1,103,007            --            --
Constellation Brands, Inc. (NON)                    3,300       236,775         6,100       437,675            --            --
Diageo PLC (United Kingdom)                       222,287     2,233,671            --            --            --            --
Fomento Economico Mexicano SA
de CV (Mexico)                                    421,848     1,495,805            --            --            --            --
Fortune Brands, Inc.                               51,500     1,771,600        92,900     3,195,760        13,300       457,520
Foster's Brewing Group, Ltd. (Australia)           40,600       102,036            --            --            --            --
Grupo Modelo SA de CV (Mexico)                    258,800       610,321            --            --            --            --
Heineken NV (Netherlands)                           8,525       446,739            --            --            --            --
Kirin Brewery Co., Ltd. (Japan)                    11,000       100,168            --            --            --            --
Pepsi Bottling Group, Inc. (The)                   81,200     3,086,412       146,800     5,579,868        12,100       459,921
PepsiCo, Inc.                                      11,400       501,030        26,000     1,142,700            --            --
Robert Mondavi Corp. (The) (NON)                    8,300       371,944        15,100       676,669            --            --
                                                           ------------                ------------                ------------
                                                             23,861,926                  24,949,803                   2,435,822

Biotechnology                                                      0.8%                        1.0%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc. (NON)              13,900       486,500        24,900       871,500            --            --
Alliance Pharmaceutical Corp. (NON)                72,700       236,275       129,700       421,525            --            --
Amgen, Inc. (NON)                                  50,100     3,015,394        90,600     5,452,988        10,650       640,997
Applera Corp-Applied
Biosystems Group                                   42,200     1,171,050        71,200     1,975,800        10,500       291,375
Ares-Serono Group Class B
(Switzerland)                                       1,230       997,972         2,523     2,047,059           294       238,540
Biogen, Inc. (NON)                                    100         6,331           200        12,663            --            --
Celgene Corp. (NON)                                45,800     1,145,000        76,800     1,920,000        11,600       290,000
Chiron Corp. (NON)                                  1,000        43,875         2,300       100,913            --            --
Corixa Corp. (NON)                                 14,800       118,400        26,500       212,000            --            --
Genentech, Inc. (NON)                              46,800     2,363,400        79,100     3,994,550        11,700       590,850
Genmab A/S (Denmark) (NON)                         16,088       255,199            --            --            --            --
Genzyme Corp. (NON)                                   600        54,198         1,400       126,462            --            --
Human Genome Sciences, Inc. (NON)                     500        23,000         1,100        50,600            --            --
IDEC Pharmaceuticals Corp. (NON)                   24,800       992,000        42,640     1,705,600         6,400       256,000
Ligand Pharmaceuticals, Inc. (NON)                 24,300       237,684        43,600       426,463            --            --
Martek Bioscience Corp. (NON)                      10,600       164,300        19,000       294,500            --            --
MedImmune, Inc. (NON)                              41,200     1,478,050        71,500     2,565,063        10,400       373,100
Myriad Genetics, Inc. (NON)                         6,100       247,431        10,900       442,131            --            --
OSI Pharmaceuticals, Inc. (NON)                     7,300       289,263        13,100       519,088            --            --
Pharmacipeia, Inc. (NON)                           13,900       248,463        24,900       445,088            --            --
Protein Design Labs, Inc. (NON)                       200         8,900           500        22,250            --            --
Serologicals Corp. (NON)                           38,400       518,400        69,700       940,950            --            --
Triangle Pharmaceuticals, Inc. (NON)               93,200       535,900       166,200       955,650            --            --
Waters Corp. (NON)                                  1,100        51,095         2,500       116,125            --            --
                                                           ------------                ------------                ------------
                                                             14,688,080                  25,618,968                   2,680,862

Broadcasting                                                       0.8%                        0.8%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Beasley Broadcasting Group, Inc. (NON)             39,500       592,500        70,800     1,062,000            --            --
Clear Channel Communications, Inc. (NON)           57,900     3,152,655       104,908     5,712,241        13,800       751,410
Echostar Communications Corp.
Class A (NON)                                      55,300     1,531,119        94,700     2,622,006        14,100       390,394
Fuji Television Network, Inc. (Japan)                 134       937,893           187     1,308,851            25       174,980
Grupo Televisa SA GDR (Mexico) (NON)               47,477     1,586,207        49,393     1,650,220            --            --
Hispanic Broadcasting Corp. (NON)                     400         7,640           900        17,190            --            --
Mediaset SpA (Italy)                               10,500        97,150            --            --            --            --
News Corp., Ltd. ADR (Australia)                   50,031     1,570,973        94,591     2,970,157        16,143       506,890
Nippon Television Network Corp.
(Japan)                                             3,210       999,122         4,980     1,550,040           240        74,701
Pegasus Communications Corp. (NON) (SEG)               --            --            94         2,162            59         1,357
ProSieben SAT.1 Media AG (Germany)                 60,109     1,078,302        31,230       560,238         3,743        67,146
Societe Television Francaise (France)              57,529     1,975,071        77,786     2,670,529         8,666       297,519
Spanish Broadcasting System, Inc. (NON)            15,900       103,350        28,900       187,850            --            --
TV Azteca SA de CV Class A (Mexico)               805,200       373,328            --            --            --            --
TV Azteca SA de CV ADR (Mexico)                    13,300        98,420            --            --            --            --
United Global Communications (NON)                    800        10,500         2,247        29,492           333         4,371
Univision Communications, Inc.
Class A (NON)                                       3,000       114,480         6,800       259,488            --            --
XM Satellite Radio Holdings, Inc.
Class A (NON)                                          --            --           148         1,027           113           784
                                                           ------------                ------------                ------------
                                                             14,228,710                  20,603,491                   2,269,552

Building Materials                                                 0.1%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
American Standard Companies, Inc. (NON)               400        23,628           900        53,163            --            --
Apogee Enterprises, Inc.                           77,700       553,613       139,400       993,225            --            --
Assa Abloy AB Class B (Sweden)                      4,500        61,079            --            --            --            --
Corporacion Moctezuma SA de CV
(Mexico)                                          375,500       722,115            --            --            --            --
Hanson PLC (United Kingdom)                         9,870        57,060            --            --            --            --
RMC Group PLC                                      28,500       265,321            --            --            --            --
Sherwin Williams Co.                                1,100        28,028         2,500        63,700            --            --
USG Corp.                                           4,800        73,344        10,900       166,552            --            --
                                                           ------------                ------------                ------------
                                                              1,784,188                   1,276,640                          --

Cable Television                                                   0.3%                        0.3%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. (NON)                 2,500       101,250         5,700       230,850            --            --
AT&T Corp. - Liberty Media Group
Class A (NON)                                     116,300     1,628,200       211,200     2,956,800        24,600       344,400
Comcast Corp. Class A (NON)                        45,900     1,924,931        76,300     3,199,831        11,700       490,669
Insight Communications Company, Inc. (NON)          4,900       129,850         8,700       230,550            --            --
USA Networks, Inc. (NON)                           34,200       818,663        67,700     1,620,569         5,900       141,231
                                                           ------------                ------------                ------------
                                                              4,602,894                   8,238,600                     976,300

Capital Goods                                                       --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                         1,800       123,300         3,700       253,450           300        20,550

Chemicals                                                          1.3%                        1.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                      1,700        65,280        3,900        149,760            --            --
Airgas, Inc. (NON)                                 65,600       516,928       117,700       927,476            --            --
Akzo-Nobel NV (Netherlands)                       116,051     4,815,948       129,326     5,366,842        14,667       608,659
BASF AG (Germany)                                   3,300       130,646            --            --            --            --
BOC Group PLC (United Kingdom)                    212,261     2,890,157       277,256     3,775,133        31,516       429,124
Brady Corp.                                        18,200       613,340        32,500     1,095,250            --            --
Cabot Microelectronics Corp. (NON)                  4,100       181,425         7,500       331,875            --            --
China Merchants Holdings International
Co., Ltd. (Hong Kong)                             438,000       306,074            --            --            --            --
Clariant AG (Switzerland)                             500       137,062            --            --            --            --
Crompton Corp.                                     81,300       910,560       145,400     1,628,480            --            --
Delta & Pine Land Co.                              39,400       949,540        70,300     1,694,230            --            --
Dow Chemical Co.                                   30,627       966,894        58,877     1,858,747         6,000       189,420
du Pont (E.I.) de Nemours & Co., Ltd.              31,700     1,290,190        60,700     2,470,490         6,300       256,410
Eastman Chemical Co.                                  700        34,454         1,600        78,752            --            --
Ecolab, Inc.                                        1,100        46,662         2,500       106,050            --            --
Edinburgh International Fund
(United Kingdom) (NON)                                  2            99            --            --            --            --
Engelhard Corp.                                    44,900     1,161,114        81,800     2,115,348        11,200       289,632
Ferro Corp.                                        18,400       374,072        32,900       668,857            --            --
Formosa Plastics Corp. (Taiwan)                   132,000       180,090            --            --            --            --
Frmosa Chemicals & Fiber Co. (Taiwan)             276,000       235,344            --            --            --            --
Givaudan (Switzerland)                                 32         8,123            --            --            --            --
H.B. Fuller Co.                                    11,800       497,075        21,000       884,625            --            --
Hercules, Inc. (NON)                                1,000        12,990         2,300        29,877            --            --
Imperial Chemical Industries PLC
(United Kingdom)                                   58,724       358,062       110,907       676,242         9,179        55,968
Minnesota Mining & Manufacturing Co.                3,000       311,700         6,800       706,520            --            --
Mississippi Chemical Corp. (NON)                   36,700       123,312        66,600       223,776            --            --
Nan Ya Plastic Corp. (Taiwan)                     280,400       333,027            --            --            --            --
Omnova Solutions, Inc.                             91,000       604,240       145,300       964,792            --            --
Pilkington PLC                                    203,700       306,890            --            --            --            --
PolyOne Corp.                                      95,400       868,140       171,200     1,557,920            --            --
PPG Industries, Inc.                                9,000       414,810        17,200       792,748         1,900        87,571
Praxair, Inc.                                       1,600        71,440         3,600       160,740            --            --
Reliance Industries, Ltd. (Poland)                 97,200       815,004            --            --            --            --
Rhodia SA (France)                                109,074     1,352,333            --            --            --            --
Rohm & Haas Co.                                     6,900       212,589        12,900       397,449         1,600        49,296
Shin-Etsu Chemical Co. (Japan)                     26,000       892,259            --            --            --            --
Teijin, Ltd. (Japan)                               16,000        69,721            --            --            --            --
                                                           ------------                ------------                ------------
                                                             23,057,594                  28,661,979                   1,966,080

Coal                                                                --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Beijing Datang Power Generation Co.,
Ltd. (China)                                    1,416,000       453,899            --            --            --            --

Commercial and Consumer Services                                   0.8%                        0.5%                          --%
-------------------------------------------------------------------------------------------------------------------------------
ABM Industries, Inc.                               12,100       378,125        21,400       668,750            --            --
Administaff, Inc. (NON)                            14,800       268,620        26,900       488,235            --            --
ADVO, Inc. (NON)                                   33,300     1,228,770        59,900     2,210,310            --            --
Airtours PLC                                       66,700       263,546            --            --            --            --
Asatsu, Inc. (Japan)                                8,800       195,243        13,200       292,865         1,400        31,061
Banta Corp.                                        22,100       535,925        39,300       953,025            --            --
Benesse Corp.                                       2,300        83,520            --            --            --            --
Bowne & Co.                                        23,800       262,990        42,300       467,415            --            --
Capita Group PLC (United Kingdom)                 281,880     1,915,040            --            --            --            --
Cendant Corp. (NON)                                 9,200       134,228        21,000       306,390            --            --
Cintas Corp.                                          800        31,536         1,850        72,927            --            --
Coinstar, Inc. (NON)                               45,400       760,450        81,600     1,366,800            --            --
Corinthian Colleges, Inc. (NON)                    14,000       563,500        25,000     1,006,250            --            --
Deluxe Corp.                                        1,900        44,973         4,300       101,781            --            --
DST Systems, Inc. (NON)                               500        24,095         1,100        53,009            --            --
eBay, Inc. (NON)                                    1,300        47,044         3,000       108,563            --            --
ePlus, Inc. (NON)                                  17,500       160,781        31,300       287,569            --            --
Galileo International, Inc.                         3,500        76,650         8,000       175,200            --            --
Group 4 Falck A/S (Denmark)                           700        73,750            --            --            --            --
H&R Block, Inc.                                       600        30,036         1,400        70,084            --            --
Hagemeyer NV (Netherlands)                        103,206     2,186,139            --            --            --            --
Hall, Kinion & Associates, Inc. (NON)              11,600        67,063        21,100       121,984            --            --
Heidrick & Struggles International, Inc. (NON)     15,800       457,213        29,100       842,081            --            --
Macrovision Corp. (NON)                             3,700       161,181         6,900       300,581            --            --
Manpower, Inc.                                        600        17,280         1,400        40,320            --            --
Maximus, Inc. (NON)                                 8,300       245,763        15,300       453,033            --            --
Meitec Corp. (Japan)                                6,100       216,640            --            --            --            --
Modis Professional Services, Inc. (NON)            41,000       188,600        76,000       349,600            --            --
Moody's Corp.                                         900        24,804         2,100        57,876            --            --
Paychex, Inc.                                      30,250     1,121,141        53,250     1,973,578         7,300       270,556
R. R. Donnelley & Sons Co.                            700        18,354         1,600        41,952            --            --
RemedyTemp, Inc. (NON)                             19,000       220,875        34,800       404,550            --            --
Robert Half International, Inc. (NON)               1,000        22,350         2,300        51,405            --            --
Sabre Group Holdings, Inc.                            289        13,343           705        32,550            --            --
Securicor Group PLC (United Kingdom)               73,500       160,355            --            --            --            --
Securitas AB Class B (Sweden)                     103,265     1,732,013            --            --            --            --
Serco Group PLC (United Kingdom)                  101,000       667,514            --            --            --            --
Varco International, Inc. (NON)                    20,100       415,065        36,500       753,725            --            --
Vedior NV (Netherlands)                             6,500        75,247            --            --            --            --
                                                           ------------                ------------                ------------
                                                             15,089,762                  14,052,408                     301,617

Communications Equipment                                           1.1%                        0.9%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
3Com Corp. (NON)                                    2,500        14,297         5,700        32,597            --            --
Advanced Fibre Communications, Inc. (NON)             700        10,019         1,600        22,900            --            --
Alcatel SA (France)                                31,245       945,684            --            --            --            --
Brocade Communications Systems (NON)                1,500        31,335         3,400        71,026            --            --
Cabletron Systems, Inc. (NON)                       2,400        30,960         5,500        70,950            --            --
CIENA Corp. (NON)                                  27,500     1,148,125        47,800     1,995,650         6,570       274,298
Cisco Systems, Inc. (NON)                         175,700     2,778,256       331,800     5,246,588        31,200       493,350
Communications Systems, Inc.                       23,000       195,500        40,900       347,650            --            --
Computer Network Technology Corp. (NON)            14,200       157,975        25,300       281,463            --            --
Comverse Technology, Inc. (NON)                    37,900     2,231,931        64,100     3,774,849         9,400       553,566
Corning, Inc.                                       5,000       103,450        11,400       235,866            --            --
Inter-Tel, Inc.                                    39,900       406,481        72,500       738,594            --            --
Juniper Networks, Inc. (NON)                          600        22,776         1,400        53,144            --            --
Lightbridge, Inc. (NON)                            69,007       789,268       125,538     1,435,841            --            --
Lucent Technologies, Inc.                          25,100       250,247        57,200       570,284            --            --
Matsushita Communication Industrial
Co., Ltd. (Japan)                                  16,200     1,047,247            --            --            --            --
Nokia OYJ AB Class A (Finland)                    139,372     3,351,266        90,098     2,166,449        10,226       245,889
Nortel Networks Corp. (Canada)                     63,252       893,669        60,000       847,723            --            --
Performance Technologies, Inc. (NON)               33,800       471,088        61,300       854,369            --            --
QUALCOMM, Inc. (NON)                               38,800     2,197,050        67,300     3,810,863         8,900       503,963
Scientific-Atlanta, Inc.                            1,500        62,385         3,400       141,406            --            --
Sonus Networks, Inc. (NON)                         29,000       578,641        49,000       977,703         7,500       149,648
Telefonaktiebolaget LM Ericsson
Class B (Sweden)                                   71,000       388,919            --            --            --            --
Teleste OYJ (Finland)                              46,584       724,527            --            --            --            --
Tellabs, Inc. (NON)                                   300        12,206           700        28,481            --            --
Tollgrade Communications, Inc. (NON)                5,460       140,595         9,800       252,350            --            --
                                                           ------------                ------------                ------------
                                                             18,983,897                  23,956,746                   2,220,714

Computers                                                          1.3%                        1.2%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc. (NON)                                 1,600        13,875        3,600         31,219            --            --
Anixter International, Inc. (NON)                  25,500       614,550        45,900     1,106,190            --            --
Apple Computer, Inc. (NON)                          2,500        55,175         5,700       125,799            --            --
Asustek Computer, Inc. GDR (Taiwan)               111,000       574,657            --            --            --            --
BARRA, Inc. (NON)                                  19,300     1,042,200        34,600     1,868,400            --            --
Bsquare Corp. (NON)                                51,300       567,506        91,400     1,011,113            --            --
Cap Gemini SA (France)                              1,500       172,322            --            --            --            --
Compal Electronics, Inc.                          131,000       227,396            --            --            --            --
Compaq Computer Corp.                              29,600       538,720        57,200     1,041,040         5,700       103,740
Dassault Systemes SA (France)                       1,800        77,942            --            --            --            --
Dell Computer Corp. (NON)                          86,200     2,214,263       152,800     3,925,050        20,000       513,750
EMC Corp. (NON)                                    68,300     2,008,020       124,400     3,657,360        13,200       388,080
Fujitsu, Ltd. (Japan)                             250,000     3,332,003        82,000     1,092,897         9,000       119,952
Gateway, Inc. (NON)                                 1,600        26,896         3,600        60,516            --            --
Gerber Scientific, Inc.                            33,300       222,111        59,200       394,864            --            --
Hewlett-Packard Co.                                35,600     1,113,212        67,400     2,107,598         7,600       237,652
Hitachi, Ltd. (Japan)                              49,000       419,609            --            --            --            --
IBM Corp. (SEG)                                    27,700     2,664,186        55,600     5,347,608         4,100       394,338
Iomega Corp. (NON)                                181,100       666,448       322,900     1,188,272            --            --
Legend Holdings, Ltd. (Hong Kong)                 582,000       395,507            --            --            --            --
M-Systems Flash Disk Pioneers, Ltd.
(Israel) (NON)                                     27,700       195,631            --            --            --            --
Manhattan Associates, Inc. (NON)                    9,500       147,844        17,000       264,563            --            --
MapInfo Corp. (NON)                                 7,300       129,575        13,100       232,525            --            --
Maxtor Corp. (NON)                                 21,000       147,000        37,500       262,500            --            --
Mentor Graphics Corp. (NON)                        33,300       686,813        59,700     1,231,313            --            --
MSC. Software Corp. (NON)                          32,100       329,025        59,500       609,875            --            --
NCR Corp. (NON)                                       800        31,224         1,800        70,254            --            --
NEC Corp. (Japan)                                  35,000       558,101            --            --            --            --
Netsolve, Inc. (NON)                               10,900        76,300        19,600       137,200            --            --
Network Appliance, Inc. (NON)                      33,900       569,944        57,700       970,081         8,200       137,863
Palm, Inc. (NON)                                    6,956        58,474        15,816       132,953            --            --
Quanta Computer, Inc. (Taiwan)                    105,000       377,318            --            --            --            --
Quantum Corp. (NON)                                19,800       229,680        45,100       523,160            --            --
Quantum Corp. 144A (NON)                           29,600       312,576        53,100       560,736            --            --
Sharp Corp. (Japan)                                32,000       407,598            --            --            --            --
Sun Microsystems, Inc. (NON)                       21,600       331,992        49,200       756,204            --            --
Tech Data Corp. (NON)                              12,100       356,950        22,000       649,000            --            --
Tietoenator OYJ (Finland)                          20,700       503,046        13,000       315,923         1,600        38,883
Tietoenator OYJ 144A (Finland)                     12,300       298,912        20,100       488,465         2,200        53,464
Toshiba Corp. (Japan)                              40,000       233,679            --            --            --            --
VeriSign, Inc. (NON)                               22,750       806,203        40,000     1,417,500         5,000       177,188
Wipro Corp., Inc. (India) (NON)                     3,400        97,307            --            --            --            --
                                                           ------------                ------------                ------------
                                                             23,831,790                  31,580,178                   2,164,910

Conglomerates                                                      2.1%                        1.9%                        0.6%
-------------------------------------------------------------------------------------------------------------------------------
Autonation, Inc. (NON)                              3,800        34,200         8,700        78,300            --            --
Axia Holding, Inc. 144A (PIK) (NON)                   225         2,700            --            --            --            --
Berkshire Hathaway, Inc. (NON)                        900     1,958,400         1,700     3,699,200           200       435,200
Citic Pacific, Ltd. (Hong Kong)                   127,000       367,203            --            --            --            --
Cookson Group PLC
(United Kingdom) (NON)                            255,508       535,651            --            --            --            --
Cooper Industries, Inc.                            31,300     1,046,985        58,400     1,953,480         7,100       237,495
FKI Babcock  (United Kingdom)                      73,000       198,431            --            --            --            --
GenCorp., Inc.                                     87,900       933,498       156,300     1,659,906            --            --
General Electric Co.                              333,000    13,939,380       614,500    25,722,970        66,200     2,771,132
Grupo Carso SA de CV (Mexico) (NON)               191,500       453,223            --            --            --            --
Honeywell International, Inc.                      27,965     1,140,972        51,845     2,115,276         6,500       265,200
Hutchison Whampoa, Ltd. (Hong Kong)                36,100       377,242            --            --            --            --
Internatio-Muller NV (Netherlands)                 69,144     1,545,895            --            --            --            --
Investor AB (Sweden)                              211,384     2,571,980       430,502     5,238,063        47,881       582,584
Mitsui Fudoscan Co., Ltd. (Japan)                  49,000       261,229            --            --            --            --
Norsk Hydro ASA (Norway)                            9,100       373,754            --            --            --            --
Peninsular and Oriental Steam
Navigation Co. (United Kingdom)                    21,500        80,673            --            --            --            --
Regus PLC (United Kingdom) (NON)                  178,825       696,409            --            --            --            --
Remgro, Ltd. (South Africa)                        68,900       404,469            --            --            --            --
Sime Darby Berhad (Malaysia)                      207,000       246,221            --            --            --            --
Smiths Industries PLC (United Kingdom)            258,477     2,836,122       128,595     1,411,000        14,169       155,468
Sumitomo Corp. (Japan)                                200         1,263           100           631            --            --
Textron, Inc.                                         600        34,104         1,400        79,576            --            --
Tomkins PLC (United Kingdom) (NON)                189,200       396,642            --            --            --            --
Tyco International, Ltd. (Bermuda)                 69,219     2,992,337       119,533     5,167,412        17,700       765,171
Vivendi SA (France)                                 5,200       316,382            --            --         6,047       367,916
Vivendi Universal SA ADR (France)                  25,103     1,522,497        57,024     3,458,506         2,249       136,402
Zodiac SA (France)                                  8,451     1,837,165            --            --            --            --
                                                           ------------                ------------                ------------
                                                             37,105,027                  50,584,320                   5,716,568

Construction                                                       0.4%                        0.3%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cemex SA de CV ADR (Mexico)                        41,785       898,378            --            --            --            --
CRH PLC (Ireland)                                 263,561     4,052,614       306,675     4,715,551        34,945       537,328
Lafarge Coppee (France)                            26,684     2,358,065        47,222     4,173,008         5,356       473,310
                                                           ------------                ------------                ------------
                                                              7,309,057                   8,888,559                   1,010,638

Consumer Cyclicals                                                 0.2%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.               9,800       250,782        17,700       452,943            --            --
Matsushita Electric Industrial Co. (Japan)         49,000       885,754            --            --            --            --
Sony Corp. (Japan)                                 41,900     2,976,137        20,400     1,449,002         2,300       163,368
Vestel Elektronik Sanayi ve Ticaret AS
(Turkey) (NON)                                113,554,500       283,886            --            --            --            --
                                                           ------------                ------------                ------------
                                                              4,396,559                   1,901,945                     163,368

Consumer Finance                                                   0.7%                        0.5%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Acom Co., Ltd. (Japan)                             12,200       986,321            --            --            --            --
Aiful Corp. (Japan)                                46,200     4,052,179         9,950       872,710         1,100        96,480
AmeriCredit Corp. (NON)                            32,500     1,053,975        58,200     1,887,426            --            --
American Express Co.                               18,600       768,180        36,600     1,511,580         3,200       132,160
Capital One Financial Corp.                         1,800        99,900         4,100       227,550            --            --
Countrywide Credit Industries, Inc.                 3,800       187,530         8,700       429,345            --            --
Dun & Bradstreet Corp. (NON)                          400         9,424           950        22,382            --            --
Household International, Inc.                      23,400     1,386,216        44,600     2,642,104         4,800       284,352
MBNA Corp.                                          6,300       208,530        14,400       476,640            --            --
Metris Companies, Inc.                             26,600       552,748        47,700       991,206            --            --
Promise Co., Ltd. (Japan)                          16,700     1,252,833            --            --            --            --
Providian Financial Corp.                          36,300     1,780,515        64,700     3,173,535         8,100       397,305
Takefuji Corp. (Japan)                              1,000        75,978            --            --            --            --
                                                           ------------                ------------                ------------
                                                             12,414,329                  12,234,478                     910,297

Consumer Goods                                                     0.6%                        0.5%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                 1,800        71,982         4,100       163,959            --            --
Beiersdorf AG (Germany)                             1,000       105,602            --            --            --            --
Clorox Co.                                          1,200        37,740         2,700        84,915            --            --
Colgate-Palmolive Co.                               3,100       171,306         7,100       392,346            --            --
Dial Corp. (The)                                   25,000       312,500        44,400       555,000            --            --
Gillette Co.                                        3,000        93,510         6,800       211,956            --            --
Hindustan Lever, Ltd. (India) (NON)                48,300       226,633            --            --            --            --
International Flavors & Fragrances, Inc.            1,000        22,060         2,300        50,738            --            --
KAO Corp. (Japan)                                  17,000       428,731            --            --            --            --
Kimberly-Clark Corp.                               26,700     1,811,061        51,000     3,459,330         5,500       373,065
L'OREAL SA (France)                                24,995     1,698,573            --            --            --            --
Lancaster Colony Corp.                             17,200       499,875        30,600       889,313            --            --
Procter & Gamble Co.                                9,400       588,440        21,400     1,339,640            --            --
Shiseido Co., Ltd. (Japan)                        110,000     1,089,465       108,000     1,069,657        14,000       138,659
Swatch Group AG (The) (Switzerland)                 5,983     1,303,743         3,245       707,111           354        77,139
Swatch Group AG Class B (The)
(Switzerland)                                       2,112     2,209,307         2,272     2,376,679           238       248,966
Tupperware Corp.                                   30,500       727,730        56,600     1,350,476            --            --
                                                           ------------                ------------                ------------
                                                             11,398,258                  12,651,120                     837,829

Consumer Services                                                  0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
CDW Computer Centers, Inc. (NON)                      600        18,600         1,400        43,400            --            --
Deutsche Post AG (Germany) (NON)                   24,600       433,693        54,125       954,214         6,200       109,305
Freemarkets, Inc. (NON)                            16,200       154,406        29,500       281,172            --            --
HotJobs.com, Ltd. (NON)                            74,200       375,638       135,100       683,944            --            --
Korn/Ferry International (NON)                     17,100       286,767        30,700       514,839            --            --
TMP Worldwide, Inc. (NON)                             400        15,025           900        33,806            --            --
Travelocity.com (NON)                              16,700       247,369        30,400       450,300            --            --
                                                           ------------                ------------                ------------
                                                              1,531,498                   2,961,675                     109,305

Distribution                                                       0.1%                        0.2%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. (NON)                   19,500     1,023,750        35,100     1,842,750            --            --
SYSCO Corp.                                        55,800     1,479,258       103,500     2,743,785        13,400       355,234
                                                           ------------                ------------                ------------
                                                              2,503,008                   4,586,535                     355,234

Electric Utilities                                                 1.7%                        1.3%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
ACEA SpA (Italy)                                   17,100       160,179            --            --            --            --
Allegheny Energy, Inc.                              2,600       120,276         4,700       217,422           700        32,382
American Electric Power                               640        30,080         1,420        66,740            --            --
Chubu Electric Power, Inc. (Japan)                 14,000       218,994            --            --            --            --
CiNergy Corp.                                      32,700     1,097,085        59,720     2,003,606         8,100       271,755
CLP Holdings, Ltd. (Hong Kong)                    150,500       796,970            --            --            --            --
CMS Energy Corp.                                   17,200       508,948        37,400     1,106,666         1,100        32,549
Companhia Paranaense de
Energia-Copel ADR (Brazil)                         54,200       449,860            --            --            --            --
Consolidated Edison, Inc.                           2,600        96,460         5,900       218,890            --            --
Constellation Energy Group                         27,200     1,199,520        49,200     2,169,720         7,000       308,700
Dominion Resources, Inc.                           13,800       889,686        26,300     1,695,561         2,900       186,963
DPL, Inc.                                          54,782     1,539,374        99,843     2,805,588        13,874       389,859
DTE Energy Co.                                      3,200       127,360         5,700       226,860           800        31,840
Duke Energy Corp.                                  32,400     1,384,776        62,100     2,654,154         6,500       277,810
Edison International (NON)                          6,800        85,952        15,500       195,920            --            --
Electrabel SA (Belgium)                             1,600       346,410            --            --            --            --
Electricidade de Portugal SA (Portugal)            41,400       109,756            --            --            --            --
Eletropaulo Metropolitana (Brazil)                 11,600       436,473            --            --            --            --
Enersis SA ADR (Chile) (NON)                       15,600       261,300            --            --            --            --
Entergy Corp.                                      36,900     1,402,200        68,900     2,618,200         8,300       315,400
Exelon Corp.                                        3,462       227,107         7,887       517,387            --            --
First Technology PLC (United Kingdom)              20,600       575,152        37,700     1,052,584         5,300       147,976
FPL Group, Inc.                                     1,700       104,210         3,900       239,070            --            --
Hong Kong Electric Holdings, Ltd.
(Hong Kong)                                       260,500       935,236       410,500     1,473,760        45,500       163,352
Iberdola SA (Spain)                                22,473       319,339            --            --            --            --
Korea Electric Power Corp. (South Korea)           76,150     1,156,564        71,690     1,088,826            --            --
Montana Power Co. (NON)                               400         5,640           900        12,690            --            --
Northeast Utilities System                         21,100       366,718        38,300       665,654         5,600        97,328
NRG Energy, Inc. (NON)                             11,300       411,320        20,200       735,280            --            --
NSTAR, Inc.                                           800        30,640         1,800        68,940            --            --
Pacific Gas & Electric Co. (NON)                    5,000        62,250        11,400       141,930            --            --
Potomac Electric Power Co.                            700        16,366         1,600        37,408            --            --
PPL Corp.                                             800        35,168         1,800        79,128            --            --
Progress Energy, Inc.                              40,000     1,722,800        73,500     3,165,645         9,600       413,472
Public Service Co. of New Mexico                   16,000       464,160        28,500       826,785            --            --
Public Service Enterprise Group, Inc.               2,200        94,952         5,000       215,800            --            --
Puget Sound Energy, Inc.                              600        13,728         1,400        32,032            --            --
Reliant Energy, Inc.                               11,600       524,900        22,500     1,018,125         2,100        95,025
Scottish & Southern Energy PLC
(United Kingdom)                                  129,613     1,144,921            --            --            --            --
Scottish Power PLC (United Kingdom)               748,276     4,977,296       490,383     3,261,873        80,293       534,084
Sierra Pacific Resources                           49,700       735,560        92,200     1,364,560            --            --
Southern Co.                                        2,900       101,761         6,600       231,594            --            --
Teco Energy, Inc.                                  18,400       551,264        33,800     1,012,648         4,600       137,816
Tokyo Electric Power Co. (Japan)                   38,000       846,129            --            --            --            --
TXU Corp.                                          24,400     1,008,208        45,700     1,888,324         5,500       227,260
Unified Energy Systems  ADR (Russia)               45,900       459,000            --            --            --            --
Utilicorp United, Inc.                              2,300        74,428         5,200       168,272            --            --
E. On AG (Germany)                                 41,681     1,989,009            --            --            --            --
Wisconsin Energy Corp.                                700        15,106         1,600        34,528            --            --
XCEL Energy, Inc.                                   1,705        51,338         3,865       116,375            --            --
                                                           ------------                ------------                ------------
                                                             30,281,929                  35,428,545                   3,663,571

Electrical Equipment                                               0.7%                        0.3%                         --%
-------------------------------------------------------------------------------------------------------------------------------
ABB AG (Switzerland)                                3,870       282,596            --            --            --            --
Avocent Corp. (NON)                                10,600       231,213        19,000       414,438            --            --
BEI Technologies, Inc.                              9,700       153,988        17,700       280,988            --            --
BSES, Ltd. GDR (India)                             61,600       248,210            --            --            --            --
C&D Technologies, Inc.                             20,850       575,460        37,400     1,032,240            --            --
Chubb PLC (United Kingdom) (NON)                   10,500        21,266            --            --            --            --
Electro Scientific Industries, Inc. (NON)          28,700       805,394        51,100     1,433,994            --            --
Emerson Electric Co.                                8,700       539,400        17,700     1,097,400         1,200        74,400
Furukawa Electric Co., Ltd. (The)
(Japan)                                             4,000        41,500            --            --            --            --
Invensys PLC (United Kingdom)                   1,024,510     1,951,222       440,344       838,654        48,161        91,725
Keyence Corp. (Japan)                               2,000       370,311            --            --            --            --
Kidde PLC (United Kingdom) (NON)                2,216,230     2,023,829            --            --            --            --
Lincoln Electric Holdings, Inc.                    25,500       548,250        46,200       993,300            --            --
Rockwell International Corp.                        1,900        69,065         4,300       156,305            --            --
Schneider-Electric SA (France)                     15,946       930,038            --            --            --            --
SGL Carbon (Germany) (NON)                         26,524       850,845            --            --            --            --
Siemens AG (Germany)                                6,188       639,795            --            --            --            --
Sumitomo Electric Industries, Ltd.
(Japan)                                            91,000     1,049,441            --            --            --            --
Thomas & Betts Corp.                               13,100       227,416        23,900       414,904            --            --
Vestas Wind Systems A/S (Denmark)                  12,093       515,357            --            --            --            --
                                                           ------------                ------------                ------------
                                                             12,074,596                   6,662,223                     166,125

Electronics                                                        2.6%                        2.0%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (NON)                  3,100        82,274         7,100       188,434            --            --
Advantest Corp. (Japan)                             1,800       178,994            --            --            --            --
Alpha Industries, Inc. (NON)                          400         6,300           900        14,175            --            --
Altera Corp. (NON)                                    300         6,431           700        15,006            --            --
American Power Conversion Corp. (NON)               1,300        16,758         3,000        38,672            --            --
Applied Micro Circuits Corp. (NON)                 45,101       744,160        77,000     1,270,500        10,800       178,200
ASE Test, Ltd. (Taiwan) (NON)                      79,313       966,627            --            --            --            --
Atmel Corp. (NON)                                   4,700        46,119        10,700       104,994            --            --
Avnet, Inc.                                        24,700       506,350        46,100       945,050            --            --
Axcelis Technologies, Inc. (NON)                      707         8,175         1,632        18,870            --            --
Balfour Beatty PLC                                137,000       350,493            --            --            --            --
Belden, Inc.                                       22,100       443,105        39,800       797,990            --            --
Chartered Semiconductor
Manufacturing (Singapore) (NON)                   196,200       473,924        27,000        65,219        50,000       120,776
Cirrus Logic, Inc. (NON)                           14,000       209,125        25,100       374,931            --            --
Cree Research, Inc. (NON)                          12,150       181,886        22,100       330,837            --            --
Cypress Semiconductor Corp. (NON)                  17,500       310,275        31,300       554,949            --            --
Delta Electronic Industrial (Taiwan)              132,250       463,159            --            --            --            --
DSP Group, Inc. (NON)                              25,800       399,900            --            --            --            --
Elantec Semiconductor, Inc. (NON)                   8,700       231,094        15,600       414,375            --            --
Emulex Corp. (NON) (SEG)                           17,300       325,456        29,000       545,563         4,300        80,894
ESS Technology, Inc. (NON)                         35,800       205,850        65,300       375,475            --            --
FDK Corp. (Japan)                                     400         2,177            --            --            --            --
FEI Co. (NON)                                      24,300       536,119        43,500       959,719            --            --
Fuji Soft ABC, Inc. (Japan)                         1,300        68,579            --            --            --            --
General Cable Corp.                               159,400     1,729,490       285,100     3,093,335            --            --
Hon Hai Precision Industry (Taiwan)               170,100     1,041,207            --            --            --            --
Integrated Device Technology, Inc. (NON)              500        14,805         1,100        32,571            --            --
Intel Corp.                                       184,700     4,859,919       341,200     8,977,825        36,900       970,931
International Rectifier Corp. (NON)                15,200       615,600        27,000     1,093,500            --            --
Jabil Circuit, Inc. (NON)                             900        19,458         1,900        41,078            --            --
JDS Uniphase Corp. (NON)                           41,040       756,675        74,020     1,364,744         8,494       156,608
Kulicke & Soffa Industries, Inc. (NON)             13,400       181,738        24,500       332,281            --            --
Kyocera Corp. (Japan)                               5,600       509,050            --            --            --            --
Linear Technology Corp.                            35,500     1,457,719        62,700     2,574,619         8,300       340,819
MACNICA, Inc. (Japan)                               6,056       405,989            --            --            --            --
Marvell Technology Group, Ltd.
(Bermuda) (NON)                                    41,900       505,419        71,400       861,263        10,800       130,275
Maxim Integrated Products, Inc. (NON)               2,900       120,611         6,600       274,494            --            --
Measurement Specialties, Inc. (NON)                   300         5,763           700        13,447            --            --
Methode Electronics, Inc.                          11,350       203,591        20,200       362,338            --            --
Microchip Technology, Inc. (NON)                    1,000        25,313         2,300        58,219            --            --
Micron Technology, Inc. (NON)                      52,300     2,172,019        89,900     3,733,547        12,400       514,972
Mitel Corp. (Canada) (NON)                        124,800       992,628            --            --            --            --
Molex, Inc.                                           500        17,641         1,175        41,455            --            --
Motorola, Inc.                                     47,500       677,350        94,300     1,344,718         7,700       109,802
Murata Manufacturing Co., Ltd. (Japan)             22,200     1,844,389        12,200     1,013,583         1,200        99,697
National Semiconductor Corp. (NON)                  2,300        61,525         5,200       139,100            --            --
Nidec Corp. (Japan)                                 5,000       219,473            --            --            --            --
Oak Technology, Inc. (NON)                         31,460       185,811        56,400       333,113            --            --
Omron Corp. (Japan)                                76,400     1,289,593        13,000       219,433         2,000        33,759
Park Electrochemical Corp.                         15,200       343,520        26,800       605,680            --            --
PerkinElmer, Inc.                                   5,900       309,455        10,600       555,970            --            --
Perlos OYJ (Finland)                               36,433       358,984            --            --            --            --
Pioneer-Standard Electronics, Inc.                 59,800       732,550       106,400     1,303,400            --            --
PMC- Sierra, Inc. (NON)                             2,300        56,902         5,200       128,648            --            --
QLogic Corp. (NON)                                 13,701       308,273        23,600       531,000         3,300        74,250
Rambus, Inc. (NON)                                    800        16,480         1,800        37,080            --            --
Recoton Corp. (NON)                                35,500       428,219        64,400       776,825            --            --
RF Micro Devices, Inc. (NON)                        1,000        11,688         2,000        23,375            --            --
Rohm Co., Ltd. (Japan)                              3,500       586,592         3,400       569,832           500        83,799
Samsung Electronics Co. (South Korea)              34,829     5,446,941        30,517     4,772,583            --            --
Sanmina Corp. (NON)                                31,500       616,219        53,500     1,046,594         7,600       148,675
SCI Systems, Inc. (NON)                               900        16,380         2,100        38,220            --            --
Siliconware Precision Industries Co.
ADR (Taiwan) (NON)                                 48,900       195,600            --            --            --            --
Solectron Corp. (NON)                               7,600       144,476        15,600       296,556         1,100        20,911
STMicroelectronics NV (France)                      9,400       328,118            --            --            --            --
Taiwan Semiconductor Manufacturing
Co. (Taiwan) (NON)                              1,287,200     3,469,172       411,360     1,108,669            --            --
Tandberg ASA (Norway) (NON)                        26,438       251,141            --            --            --            --
TDK Corp. (Japan)                                   6,400       421,389            --            --            --            --
Texas Instruments, Inc.                             7,800       241,644        17,800       551,444            --            --
Thomson Multimedia SA (France) (NON)                2,807       101,384            --            --            --            --
Tokyo Electron, Ltd. (Japan)                        2,100       138,771            --            --            --            --
TranSwitch Corp. (NON)                              8,480       111,300        15,200       199,500            --            --
Trimble Navigation, Ltd. (NON)                     15,100       285,956        27,100       513,206            --            --
Ultratech Stepper, Inc. (NON)                      13,100       322,588        23,800       586,075            --            --
United Microelectronics Corp.
(Taiwan) (NON)                                    873,920     1,410,536            --            --            --            --
Varian, Inc. (NON)                                  8,100       207,056        14,500       370,656            --            --
Varian Medical Systems, Inc. (NON)                 17,100     1,039,680        31,100     1,890,880            --            --
Venture Manufacturing, Ltd. (Singapore)            29,000       204,044        23,000       161,828         3,000        21,108
Via Technologies, Inc. (Taiwan) (NON)              31,000       333,252            --            --            --            --
Vishay Intertechnology, Inc. (NON)                    900        17,910         2,100        41,790            --            --
Vitesse Semiconductor Corp. (NON)                   3,400        80,963         7,700       183,356            --            --
W.W. Grainger                                      15,460       523,321        28,175       953,724         3,965       134,215
Winbond Electronics Corp. (Taiwan) (NON)          278,000       347,955            --            --            --            --
Woodhead Industries, Inc.                          17,400       303,413        31,200       544,050            --            --
X-Rite, Inc.                                       72,400       710,244       128,800     1,263,528            --            --
                                                           ------------                ------------                ------------
                                                             47,098,222                  51,973,891                   3,219,691

Energy                                                             0.6%                        0.7%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                  3,400       123,454         7,700       279,587            --            --
Bharat Petroleum Corp., Ltd. (India)               57,800       236,308            --            --            --            --
Chiles Offshore, Inc. (NON)                        18,800       382,956        34,100       694,617            --            --
Diamond Offshore Drilling, Inc.                     1,500        59,025         3,400       133,790            --            --
ENSCO International, Inc.                           1,100        38,500         2,500        87,500            --            --
Global Industries, Ltd. (NON)                      29,300       426,681        53,200       774,725            --            --
Global Marine, Inc. (NON)                           1,000        25,600         2,300        58,880            --            --
Grant Prideco, Inc. (NON)                             800        13,760         1,800        30,960            --            --
Grey Wolf, Inc. (NON)                              24,000       156,000        42,900       278,850            --            --
GulfMark Offshore, Inc. (NON)                      12,200       394,975        22,100       715,488            --            --
Halliburton Co.                                     3,600       132,300         8,200       301,350            --            --
Helmerich & Payne, Inc.                            25,100     1,162,130        45,200     2,092,760            --            --
Hydril Co. (NON)                                   17,600       402,600        32,000       732,000            --            --
Nabors Industries, Inc. (NON)                         600        31,104         1,400        72,576            --            --
National-Oilwell, Inc. (NON)                        8,800       304,744        16,000       554,080            --            --
Newpark Resources, Inc. (NON)                      46,100       414,439        85,400       767,746            --            --
Patterson Energy, Inc. (NON)                       11,300       357,363        20,300       641,988            --            --
Pride International, Inc. (NON)                    18,300       434,808        33,100       786,456            --            --
Schlumberger, Ltd.                                 10,400       599,144        18,900     1,088,829         2,700       155,547
Seacor Smit, Inc. (NON)                                --            --             1            45            --            --
Smith International, Inc. (NON)                       500        35,100         1,100        77,220            --            --
Spinnaker Exploration Co. (NON)                    23,200     1,013,840        42,700     1,865,990            --            --
Tidewater, Inc.                                     8,700       393,240        15,500       700,600            --            --
Transocean Sedco Forex, Inc.                       54,950     2,382,083        95,350     4,133,423        14,100       611,235
Unit Corp. (NON)                                   15,800       261,490        28,200       466,710            --            --
UTI Energy Corp. (NON)                             12,500       378,125        22,900       692,725            --            --
                                                           ------------                ------------                ------------
                                                             10,159,769                  18,028,895                     766,782

Engineering & Construction                                         0.6%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Abengoa SA (Spain)                                 31,544       878,076            --            --            --            --
ACS, Actividades Cons y Serv (Spain)               75,522     2,068,903            --            --            --            --
Aggregate Industries PLC                          331,600       369,973            --            --            --            --
Ameron International Corp.                         12,800       627,840        22,800     1,118,340            --            --
Bouygues SA (France)                               42,660     1,432,548        62,941     2,113,597         7,077       237,650
Coflexip SA ADR (France)                            6,250       407,813            --            --            --            --
Fluor Corp.                                           800        35,600         1,800        80,100            --            --
Fomento de Construcciones Y
Contratas SA (Spain)                               16,700       339,429            --            --            --            --
Grupo Dragados SA (Spain)                         163,247     2,032,643            --            --            --            --
IJM Copr. Berhad (Malaysia)                       407,000       325,600            --            --            --            --
Massey Energy Co.                                     600        14,352         1,400        33,488            --            --
Quanta Services, Inc. (NON)                        15,150       338,148        27,100       604,872            --            --
VA Technolgies AG (Australia)                       3,250       121,917            --            --            --            --
Vinci SA (France) (NON)                            28,969     1,791,993            --            --            --            --
                                                           ------------                ------------                ------------
                                                             10,784,835                   3,950,397                     237,650

Entertainment                                                      0.1%                        0.2%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Bec World Public Co., Ltd. (Thailand)              69,700       372,023            --            --            --            --
Six Flags, Inc. (NON)                                 600        11,610         1,400        27,090            --            --
Viacom, Inc. Class B (NON)                         52,240     2,296,971        97,361     4,280,963         9,197       404,392
                                                           ------------                ------------                ------------
                                                              2,680,604                   4,308,053                     404,392

Financial                                                          0.8%                        0.8%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Cosco Pacific, Ltd. (Hong Kong)                   232,000       138,324            --            --            --            --
Dexia (Belgium)                                    20,200     2,981,074        13,010     1,919,988         1,477       217,973
Dexia (Belgium)                                       599        88,452            --            --            --            --
Deutsche Boerse 144A (Germany)                         50        14,139            --            --            --            --
Fannie Mae                                         66,300     5,277,480       124,430     9,904,628        14,800     1,178,080
Federal Home Loan Mortgage Corp.                   49,500     3,209,085        92,000     5,964,360        11,300       732,579
Fortis B (Netherlands)                             28,044       737,279        53,589     1,408,859         6,108       160,580
Heller Financial, Inc.                              2,700        94,905         6,200       217,930            --            --
ICICI, Ltd. ADR (India)                            24,700       290,225            --            --            --            --
Keppel Capial Holdings, Ltd. (Singapore)           37,653        47,770        67,100        85,130         7,050         8,944
MGIC Investment Corp.                               1,500       102,630         3,400       232,628            --            --
PSF Holdings LLC Class A (NON)                        162       263,088            --            --            41        66,625
Singapore Exchange, Ltd. 144A
(Singapore) (NON)                                 167,000       104,548            --            --            --            --
Tucker Anthony Sutro Corp.                          8,000       151,600        14,300       270,985            --            --
USA Education, Inc.                                 1,000        72,650         2,300       167,095            --            --
                                                           ------------                ------------                ------------
                                                             13,573,249                  20,171,603                   2,364,781

Food                                                               1.4%                        0.9%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Ajinomoto Co., Inc.                                 9,000        93,879            --            --            --            --
American Italian Pasta Co. Class A (NON)           11,300       361,600        20,500       656,000            --            --
Archer Daniels Midland Co.                          3,460        45,499         7,935       104,345            --            --
Aurora Foods, Inc. (NON)                            8,234        56,815            --            --         2,302        15,884
Campbell Soup Co.                                     800        23,896         1,800        53,766            --            --
Compass Group PLC
(United Kingdom) (NON)                            352,238     2,513,192       641,423     4,576,506        72,843       519,729
ConAgra, Inc.                                       2,100        38,304         4,800        87,552            --            --
Danisco A/S (Denmark)                               7,600       224,919            --            --            --            --
Earthgrains Co. (The)                              21,500       456,875        38,200       811,750            --            --
Elior (France) (NON)                               61,641       800,741            --            --            --            --
General Mills, Inc.                                 2,900       124,729         6,600       283,866            --            --
Groupe Danone (France)                             30,627     3,891,959        23,200     2,948,165         2,603       330,779
Heinz (H.J.) Co.                                   40,500     1,628,100        74,200     2,982,840         9,900       397,980
IBP, Inc.                                           5,800        95,120        13,200       216,480            --            --
International Multifoods Corp. (NON)               49,100       945,175        87,900     1,692,075            --            --
Kamps AG (Germany)                                 85,028     1,051,949            --            --            --            --
Kellogg Co.                                         1,000        27,030         2,300        62,169            --            --
McCormick & Company, Inc.                             800        33,592         1,800        75,582            --            --
Nestle SA (Switzerland)                             3,643     7,636,471         2,934     6,150,263           335       702,228
Nissin Food Products (Japan)                       48,700     1,096,042            --            --            --            --
Parmalat Finanziaria SpA (Italy)                1,018,944     1,440,705            --            --            --            --
Quaker Oats Co. (The)                               1,400       135,870         3,200       310,560            --            --
Ralston-Ralston Purina Group                        1,000        31,150         2,300        71,645            --            --
Sara Lee Corp.                                     40,600       876,148        75,100     1,620,658         9,800       211,484
Sensient Technologies, Corp.                       23,500       535,330        42,000       956,760            --            --
Smithfield Foods, Inc. (NON)                       13,700       445,250        24,900       809,250            --            --
Wrigley (Wm.) Jr, Co.                                 600        28,950         1,400        67,550            --            --
                                                           ------------                ------------                ------------
                                                             24,639,290                  24,537,782                   2,178,084

Gaming & Lottery                                                   0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Argosy Gaming Co. (NON)                            20,800       542,880        37,900       989,190            --            --
Dover Downs Entertainment, Inc.                    24,700       308,750        44,800       560,000            --            --
Fitzgeralds Gaming Corp. (NON)                      1,338            13            --            --           630             6
Harrah's Entertainment, Inc. (NON)                  1,100        32,373         2,500        73,575            --            --
International Game Technology (NON)                   800        40,280         1,800        90,630            --            --
Station Casinos, Inc. (NON)                         9,800       135,338        17,800       245,818            --            --
                                                           ------------                ------------                ------------
                                                              1,059,634                   1,959,213                           6

Health Care Services                                               1.4%                        1.7%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
AdvancePCS (NON)                                    2,600       141,091         4,700       255,048            --            --
Aetna, Inc. (NON)                                     500        17,960         1,100        39,512            --            --
AmeriSource Health Corp. Class A (NON)             39,800     1,952,190        71,700     3,516,885            --            --
Apria Healthcare Group, Inc. (NON)                  8,100       195,858        14,700       355,446            --            --
Beverly Enterprises, Inc. (NON)                    50,200       401,600       118,300       946,400            --            --
Cardinal Health, Inc.                               2,600       251,550         5,900       570,825            --            --
Caremark Rx, Inc. (NON)                            76,700     1,000,168       139,500     1,819,080            --            --
Cerner Corp. (NON)                                 10,000       342,500        17,900       613,075            --            --
CIGNA Corp.                                        19,900     2,136,464        37,500     4,026,000         4,600       493,856
Cobalt Corp.                                       26,800       171,520        47,800       305,920            --            --
Conventry Health Care, Inc. (NON)                  21,100       349,469        39,100       647,594            --            --
DaVita, Inc. (NON)                                 39,400       669,012        70,600     1,198,788            --            --
Dit-Rohstoff Fonds (Germany)                       40,500       330,985            --            --            --            --
Eclipsys Corp. (NON)                                9,300       181,350        16,500       321,750            --            --
Fresenius Medical Care AG (Germany)                 2,100       142,059            --            --            --            --
HCA-The Healthcare Co.                             33,000     1,328,910        61,700     2,484,659         7,500       302,025
Health Management Association, Inc. (NON)           2,000        31,100         4,600        71,530            --            --
Healthsouth Corp. (NON)                             6,300        81,207        14,400       185,616            --            --
Hooper Holmes, Inc.                                22,100       189,839        39,400       338,446            --            --
IDX Systems Corp. (NON)                            14,600       263,713        26,000       469,625            --            --
IMS Health, Inc.                                    2,800        69,720         6,400       159,360            --            --
Invacare Corp.                                     14,700       580,944        26,600     1,051,232            --            --
Laboratory Corp. of America Holdings (NON)          8,100       974,025        14,500     1,743,625            --            --
LifePoint Hospitals, Inc. (NON)                    19,050       681,038        33,900     1,211,925            --            --
Lincare Holdings, Inc. (NON)                       15,100       799,356        27,300     1,445,194            --            --
Mckesson HBOC, Inc.                                 1,600        42,800         3,600        96,300            --            --
Mid Atlantic Medical Services, Inc. (NON)          44,200       897,260        79,200     1,607,760            --            --
Omnicare, Inc.                                     98,000     2,102,100       175,800     3,770,910            --            --
On Assignment, Inc. (NON)                          16,290       340,054        29,200       609,550            --            --
Orthodontic Centers of America, Inc. (NON)         14,600       299,300        27,100       555,550            --            --
Owens & Minor, Inc.                                75,800     1,252,974       135,900     2,246,427            --            --
Oxford Health Plans, Inc. (NON)                    21,900       585,825        42,400     1,134,200            --            --
Parexel International Corp. (NON)                  17,100       212,681        31,100       386,806            --            --
Per-Se Technologies, Inc. (NON)                    33,400       197,269        60,700       358,509            --            --
Pharmaceutical Product Development,
Inc. (NON)                                         18,300       770,888        32,800     1,381,700            --            --
Priority Healthcare Corp. Class B (NON)            10,900       411,475        19,500       736,125            --            --
PSS World Medical, Inc. (NON)                      31,200       139,425        56,700       253,378            --            --
Quest Diagnostics, Inc. (NON)                       6,150       546,551        11,600     1,030,892            --            --
Quintiles Transnational Corp. (NON)                 1,100        20,763         2,500        47,188            --            --
RehabCare Group, Inc. (NON)                         7,600       313,120        13,900       572,680            --            --
Rightchoice Managed Care, Inc. (NON)                6,800       230,860        12,400       420,980            --            --
ServiceMaster Co. (The)                             4,300        48,289         9,800       110,054            --            --
Syncor International Corp. (NON)                   15,700       506,325        28,100       906,225            --            --
Tenet Healthcare Corp.                              2,800       123,200         6,400       281,600            --            --
Trigon Healthcare, Inc. (NON)                       5,800       298,700        10,700       551,050            --            --
UnitedHealth Group, Inc.                           27,900     1,653,354        48,300     2,862,258         6,402       379,383
US Oncology, Inc. (NON)                            65,600       533,000       121,300       985,563            --            --
Wellpoint Health Networks, Inc. (NON)                 300        28,593           700        66,717            --            --
                                                           ------------                ------------                ------------
                                                             24,838,434                  44,749,957                   1,175,264

Homebuilding                                                       0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Japan)             37,000       239,481            --            --            --            --
Lennar Corp.                                       16,900       673,634        30,100     1,199,786            --            --
NVR, Inc. (NON)                                     7,950     1,295,850        14,200     2,314,600            --            --
                                                           ------------                ------------                ------------
                                                              2,208,965                   3,514,386                          --

Household Furniture and Appliances                                 0.1%                        0.1%                          --%
-------------------------------------------------------------------------------------------------------------------------------
Applica (NON)                                      39,000       241,800        70,800       438,960            --            --
Black & Decker Manufacturing Co.                      600        22,050         1,400        51,450            --            --
Electrolux AB (Sweden)                              6,600        87,663            --            --            --            --
Forbo Holding AG (Switzerland)                      1,700       770,443            --            --            --            --
Furniture Brands International, Inc. (NON)         21,400       507,180        38,800       919,560            --            --
Haverty Furniture Companies, Inc.                  24,900       341,130        44,500       609,650            --            --
Hunter Douglas NV (Netherlands)                    18,240       477,113            --            --            --            --
Leggett & Platt, Inc.                               1,600        30,768         3,600        69,228            --            --
Maytag Corp.                                          600        19,350         1,400        45,150            --            --
Newell Rubbermaid, Inc.                             1,700        45,050         3,900       103,350            --            --
Whirlpool Corp.                                     2,132       106,579         4,838       241,852            --            --
                                                           ------------                ------------                ------------
                                                              2,649,126                   2,479,200                          --

Insurance                                                          3.6%                        2.8%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Ace, Ltd.                                          28,100     1,032,956        51,100     1,878,436         7,300       268,348
Aegon NV (Netherlands)                             66,515     1,960,878            --            --            --            --
AFLAC, Inc.                                         4,600       126,684        10,500       289,170            --            --
AGF (Assurances Generales de France)
(France)                                           18,700     1,103,883            --            --            --            --
Alleanza Assicurazioni SA (Italy)                  23,500       295,098            --            --            --            --
Allianz AG (Germany) (NON)                         20,008     5,843,594        16,435     4,800,053         1,856       542,069
AMBAC Indemnity Corp.                                 600        38,058         1,400        88,802            --            --
American General Corp.                             55,100     2,107,575       102,900     3,935,925        12,800       489,600
American International Group, Inc.                 41,900     3,372,950        82,400     6,633,200         6,800       547,400
AmerUs Group Co.                                   22,300       676,805        39,400     1,195,790            --            --
AMP, Ltd. (Australia)                             196,996     1,929,410            --            --            --            --
AON Corp.                                           1,300        46,150         3,000       106,500            --            --
Axa SA (France)                                    13,734     1,528,015        12,570     1,398,511         1,423       158,320
Berkley (W.R.) Corp.                               38,300     1,725,894        68,700     3,095,794            --            --
Cathay Life Insurance Co., Ltd. (Taiwan)          260,120       439,646            --            --            --            --
CGNU PLC (Hong Kong)                               24,100       332,086            --            --            --            --
Cincinnati Financial Corp.                            500        18,969         1,100        41,731            --            --
CNA Financial Corp. (NON)                           7,000       245,070        16,000       560,160            --            --
CNP Assurances (France) (NON)                      66,935     2,194,482            --            --            --            --
Commerce Group, Inc.                               30,700       982,400        54,900     1,756,800            --            --
Conseco Financing Trust IV                          2,500        40,250         5,700        91,770            --            --
Erie Indemnity Co. Class A                            600        17,172         1,400        40,068            --            --
Fairfax Financial Holdings, Ltd.
(Canada) (NON)                                     14,300     1,812,369            --            --            --            --
FBL Financial Group, Inc. Class A                  15,553       242,627        28,303       441,527            --            --
Fidelity National Financial, Inc.                  19,600       524,692        34,800       931,596            --            --
Fremont General Corp.                              80,500       312,340       144,200       559,496            --            --
Fubon Insurance Co. (Taiwan)                      317,000       290,578            --            --            --            --
Gallagher, Arthur J. & Co.                         15,600       432,120        28,000       775,600            --            --
Hartford Financial Services Group                  32,400     1,911,600        59,600     3,516,400         7,900       466,100
Horace Mann Educators Corp.                        22,100       391,170        39,300       695,610            --            --
ING Groep NV (Netherlands)                        190,478    12,456,080       218,775    14,306,529        24,707     1,615,685
Jefferson-Pilot Corp.                               1,300        88,257         3,000       203,670            --            --
Liberty Group, Ltd. (South Africa)                 95,800       729,900            --            --            --            --
Lincoln National Corp.                              1,200        50,964         2,700       114,669            --            --
Loews Corp.                                           800        47,528         1,700       100,997            --            --
Market Corp. (NON)                                  3,200       598,400         5,800     1,084,600            --            --
MBIA, Inc.                                            600        48,408         1,400       112,952            --            --
Metlife, Inc.                                       1,000        30,050         2,300        69,115            --            --
Muenchener Rueckversicherungs AG
(Germany)                                          14,985     4,489,121        14,087     4,220,103         1,689       505,981
Muenchener Rueckversicherungs AG
144A (Germany) (NON)                                1,603       480,218           900       269,617           100        29,957
Nationwide Financial Services, Inc.
Class A                                               600        22,788         1,400        53,172            --            --
Old Mutual PLC (United Kingdom)                   475,900     1,001,067            --            --            --            --
Philadelphia Consolidated Holding
Corp. (NON)                                         7,200       198,900        12,900       356,363            --            --
Pohjola Group Insurance Corp.
(Finland)                                          18,103       687,738            --            --            --            --
Presidential Life Corp.                            44,900       740,850        79,500     1,311,750            --            --
Protective Life Corp.                                  --            --         1,471        45,116           922        28,278
Prudential Corp. PLC
(United Kingdom) (NON)                             96,954     1,036,950       104,944     1,122,406        39,019       417,319
Radian Group, Inc.                                 30,066     2,036,972        52,386     3,549,152         5,000       338,750
Royal & Sun Alliance Insurance Group
PLC (United Kingdom)                               15,000       102,014            --            --            --            --
St. Paul Cos., Inc.                                11,500       506,575        21,400       942,670         2,700       118,935
Stancorp Financial Group                           18,300       770,430        33,200     1,397,720            --            --
State Auto Financial Corp.                         31,200       473,850        56,600       859,613            --            --
Sun Life Financial Services of Canada,
Inc. (Canada)                                      48,337       936,585       105,047     2,035,407            --            --
Swiss Reinsurance Co. (Switzerland)                    80       161,808            --            --            --            --
The Chubb Corp.                                    27,200     1,970,368        50,100     3,629,244         6,600       478,104
The PMI Group, Inc.                                10,300       669,294        18,700     1,215,126         2,700       175,446
Torchmark Corp.                                     1,600        62,128         3,600       139,788            --            --
UnumProvident Corp.                                18,700       546,414        34,300     1,002,246         4,600       134,412
Zurich Financial Services AG
(Switzerland)                                       8,241     2,722,324         5,984     1,976,749           681       224,961
                                                           ------------                ------------                ------------
                                                             65,641,502                  72,951,713                   6,539,665

Investment Banking/Brokerage                                       1.8%                        1.3%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
3i Group PLC (United Kingdom)                      10,800       172,227            --            --            --            --
Amvescap Corp. PLC (United Kingdom)                76,419     1,113,297            --            --            --            --
Banca Fideuram SpA                                118,300     1,175,049            --            --            --            --
Bear Stearns Companies, Inc. (The)                 25,700     1,175,518        47,000     2,149,780         6,400       292,736
BiPop-Carire SpA (Italy) (REL)                     38,910       183,615            --            --            --            --
Eaton Vance Corp.                                  27,500       853,875        49,300     1,530,765            --            --
Federated Investors, Inc.                          34,600       980,910        62,200     1,763,370            --            --
Fortis (Netherlands)                              129,215     3,387,937       103,711     2,719,238        11,801       309,415
Franklin Resources, Inc.                            1,600        62,576         3,600       140,796            --            --
Goldman Sachs Group, Inc. (The)                    14,400     1,225,440        26,000     2,212,600         3,100       263,810
Good Morning Securities Co., Ltd.
(South Korea) (NON)                                94,200       310,223            --            --            --            --
Inestment Technology Group, Inc. (NON)             12,700       650,240        22,800     1,167,360            --            --
J.P. Morgan Chase & Co.                            54,000     2,424,600       105,010     4,714,949         9,900       444,510
Julius Baer Holdings AG (Switzerland)                 943     4,235,439           863     3,876,123            91       408,722
Legg Mason, Inc.                                      500        21,050         1,100        46,310            --            --
Lehman Brothers Holdings, Inc.                     16,200     1,015,740        30,500     1,912,350         3,700       231,990
Marschollek, Lautenschlaeger
und Partner AG (Germany)                               83         8,362            --            --            --            --
Mediolanum SpA (Italy)                             49,327       513,057            --            --            --            --
Merrill Lynch & Co., Inc.                          18,200     1,008,280        36,100     1,999,940         3,000       166,200
Mizuho Holdings, Inc. (Japan)                          50       281,325            --            --            --            --
Moolen Holding (van Der)
(Netherlands)                                      15,754     1,468,055            --            --            --            --
Morgan Stanley, Dean Witter & Co.                  41,100     2,198,850        79,100     4,231,850         8,300       444,050
Nikko Securities Co., Ltd. (Japan)                544,000     3,820,591       912,000     6,405,108       104,000       730,407
Nomura Securities Co., Ltd. (Japan)                81,000     1,454,509            --            --            --            --
Sampo Insurance Co., Ltd. Class A
(Finland)                                          47,859     2,283,822            --            --            --            --
Samsung Securities Co., Ltd.
(South Korea)                                      36,240       817,444            --            --            --            --
Schwab (Charles) Corp.                             11,950       184,269        27,200       419,424            --            --
Skandia Forsakrings AB (Sweden)                     3,600        32,285            --            --            --            --
Stilwell Financial, Inc.                            1,600        42,912         3,600        96,552            --            --
T. Rowe Price Group, Inc.                             600        18,788         1,400        43,838            --            --
                                                           ------------                ------------                ------------
                                                             33,120,285                  35,430,353                   3,291,840

Leisure                                                            0.2%                        0.2%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                       700        13,741         1,600        31,408            --            --
Callaway Golf Co.                                  62,000     1,377,020       110,700     2,458,647            --            --
Gtech Holdings Corp. (NON)                         11,700       318,825        21,600       588,600            --            --
Harley-Davidson, Inc.                              16,200       614,790        28,600     1,085,370         3,500       132,825
Polaris Industires, Inc.                           22,200     1,003,440        40,500     1,830,600            --            --
Shimano, Inc. (Japan)                              37,200       570,321            --            --            --            --
                                                           ------------                ------------                ------------
                                                              3,898,137                   5,994,625                     132,825

Lodging/Tourism                                                    0.3%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Accor SA (France) (NON)                            25,046       941,766            --            --            --            --
Extended Stay America, Inc. (NON)                  20,100       301,500        35,800       537,000            --            --
Hilton Hotels Corp.                                 2,200        22,990         5,000        52,250            --            --
Host Marriott Corp.                                 3,600        42,048         8,200        95,776            --            --
Marriott International, Inc. Class A               26,800     1,103,624        49,000     2,017,820         6,700       275,906
NH Hoteles SA (Spain)                              51,132       631,691            --            --            --            --
Orbis SA (Poland)                                  42,600       237,709            --            --            --            --
Orient Express Hotels, Ltd. (NON)                  85,619     1,541,142            --            --            --            --
Starwood Hotels & Resorts Worldwide, Inc.           2,000        68,020         4,600       156,446            --            --
Tanjong PLC (Malaysia)                            168,000       271,895            --            --            --            --
                                                           ------------                ------------                ------------
                                                              5,162,385                   2,859,292                     275,906

Machinery                                                          0.5%                        0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Alstom (France)                                    26,126       719,177        44,984     1,238,286         5,108       140,609
Caterpillar, Inc.                                  10,700       474,866        20,200       896,476         2,400       106,512
Deere (John) & Co.                                    600        21,804         1,400        50,876            --            --
Disco Corp. (Japan)                                   200        14,525            --            --            --            --
Dover Corp.                                         1,500        53,760         3,400       121,856            --            --
DT Industries, Inc. (NON)                          44,600       139,375        79,300       247,813            --            --
Flow International Corp. (Japan) (NON)              8,500        89,250        13,600       142,800            --            --
FSI International, Inc. (NON)                      38,400       316,800        69,900       576,675            --            --
Fuji Machine Manufacturing Co., Ltd.
(Japan)                                            15,800       400,990            --            --            --            --
Gardner Denver, Inc. (NON)                         21,400       419,440        38,800       760,480            --            --
Ingersoll-Rand Co.                                  1,100        43,681         2,500        99,275            --            --
Kurita Water Industries, Ltd. (Japan)              17,000       201,205            --            --            --            --
Larsen & Toubro, Ltd. GDR (India)                  39,100       185,603            --            --            --            --
Milacron, Inc.                                     38,300       693,613        68,200     1,235,102            --            --
MSC Industrial Direct Co., Inc. Class A (N         24,500       392,245        44,400       710,844            --            --
NEG Micon A/S (Denmark) (NON)                      31,725     1,351,998            --            --            --            --
Parker-Hannifin Corp.                              20,900       830,148        38,100     1,513,332         5,300       210,516
Presstek, Inc. (NON)                               53,400       580,725        95,300     1,036,388            --            --
Regal-Beloit Corp.                                 16,500       274,725        29,300       487,845            --            --
Samsung Heavy Industries
(South Korea) (NON)                                92,700       416,105            --            --            --            --
Sandvik AB (Sweden)                                49,037       898,540        98,260     1,800,489        13,044       239,015
SMC Corp.                                           6,000       703,911            --            --            --            --
                                                           ------------                ------------                ------------
                                                              9,222,486                  10,918,537                     696,652

Manufacturing                                                      0.3%                        0.3%                         --%
-------------------------------------------------------------------------------------------------------------------------------
AMETEK, Inc.                                       28,600       789,360        52,000     1,435,200            --            --
BBA Group PLC                                      75,000       271,824            --            --            --            --
Danaher Corp.                                         700        38,192         1,600        87,296            --            --
Geberit International AG (Switzerland)              6,074     1,650,945            --            --            --            --
Illinois Tool Works, Inc.                           9,600       545,664        18,300     1,040,172         1,900       107,996
Kaman Corp.                                        28,200       461,775        51,400       841,675            --            --
Mettler Toledo International, Inc. (NON)            6,100       251,076        11,200       460,992            --            --
Pentair, Inc.                                      20,800       529,984        37,000       942,760            --            --
Roper Industries, Inc.                              6,100       218,380        11,200       400,960            --            --
Scott Technologies, Inc. (NON)                      8,400       185,850        15,300       338,513            --            --
SKF AB Class B (Sweden)                             3,300        46,391            --            --            --            --
Teleflex, Inc.                                     11,100       454,545        19,700       806,715            --            --
Tennant Co.                                         7,100       299,975        12,600       532,350            --            --
Thermo Electron Corp. (NON)                         1,000        22,480         2,300        51,704            --            --
Wolseley PLC (United Kingdom) (NON)                44,700       263,658            --            --            --            --
                                                           ------------                ------------                ------------
                                                              6,030,099                   6,938,337                     107,996

Media                                                              0.6%                        0.7%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Agora SA GDR (Poland) (NON)                        13,778       183,592            --            --            --            --
AOL Time Warner, Inc. (NON)                       179,900     7,222,985       334,382    13,425,437        37,200     1,493,580
Disney (Walt) Productions, Inc.                    90,300     2,582,580       170,200     4,867,720        19,400       554,840
EMI Group PLC (United Kingdom)                     26,200       169,247            --            --            --            --
Fox Entertainment Group, Inc. (NON)                 5,300       103,880        12,100       237,160            --            --
Granada PLC 144A                                   38,386        94,523        73,266       180,411         8,489        20,903
Martha Stewart Living Omnimedia
Class A (NON)                                      24,900       448,200        44,600       802,800            --            --
News Corp., Ltd. (Australia)                        5,000        37,893            --            --            --            --
                                                           ------------                ------------                ------------
                                                             10,842,900                  19,513,528                   2,069,323

Medical Technology                                                 0.6%                        0.7%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc. (NON)                    1,200        24,288         2,700        54,648            --            --
Arrow International, Inc.                           9,050       341,638        16,100       607,775            --            --
Bard (C.R.), Inc.                                     600        27,240         1,400        63,560            --            --
Bausch & Lomb, Inc.                                   600        27,396         1,400        63,924            --            --
Baxter International, Inc.                          2,500       235,350         5,700       536,598            --            --
Beckman Coulter, Inc.                              10,900       426,081        19,700       770,073            --            --
Becton, Dickson and Co.                             2,400        84,768         5,500       194,260            --            --
Biomet, Inc.                                        1,700        66,964         3,850       151,654            --            --
Boston Scientific Corp. (NON)                       1,100        22,198         2,500        50,450            --            --
Coherent, Inc. (NON)                                7,400       262,700        13,300       472,150            --            --
Coloplast A/S (Denmark)                               400        18,941            --            --            --            --
Conmed Corp. (NON)                                  8,100       155,419        12,900       247,519            --            --
Cytyc Corp. (NON)                                  15,000       247,500        27,300       450,450            --            --
Datascope Corp.                                     6,350       229,791        11,400       412,538            --            --
DENTSPLY International, Inc.                          600        21,900         1,400        51,100            --            --
Diagnostic Products Corp.                          10,200       531,930        18,400       959,560            --            --
ESC Medical Systems, Ltd. (Israel) (NON)           39,600       952,875            --            --            --            --
Genmab A/S 144A (Denmark) (NON)                    12,800       203,042            --            --            --            --
Haemonetics Corp. (NON)                            17,400       575,940        31,600     1,045,960            --            --
I-Stat Corp. (NON)                                 10,500       208,688        18,800       373,650            --            --
Medtronic, Inc.                                    52,000     2,378,480        92,600     4,235,524        10,900       498,566
Mentor Corp.                                       61,200     1,377,000       109,600     2,466,000            --            --
Meridian Bioscience, Inc.                          24,400        61,000        43,300       108,250            --            --
Millipore Corp.                                       500        23,130         1,100        50,886            --            --
Pall Corp.                                         28,300       620,336        50,800     1,113,536         7,100       155,632
PolyMedica Corp. (NON)                              9,000       204,750        16,100       366,275            --            --
Respironics, Inc. (NON)                             7,800       237,900        14,300       436,150            --            --
Smith & Nephew PLC
(United Kingdom) (NON)                             40,400       176,281       111,455       486,322        14,212        62,013
St. Jude Medical, Inc. (NON)                          700        37,695         1,600        86,160            --            --
Staar Surgical Co. (NON)                            9,600        41,100        17,600        75,350            --            --
Stryker Corp.                                       1,100        57,475         2,500       130,625            --            --
Sybron Dental Specialties, Inc. (NON)                 400         8,400           866        18,186            --            --
Synthes-Stratec, Inc. (Switzerland)                   100        53,318            --            --            --            --
Tecan AG (Switzerland)                                348       297,479            --            --            --            --
Techne Corp. (NON)                                  7,700       201,163        14,000       365,750            --            --
Vital Signs, Inc.                                  13,900       446,538        24,800       796,700            --            --
                                                           ------------                ------------                ------------
                                                             10,886,694                  17,241,583                     716,211

Metals                                                             0.7%                        0.3%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                         6,836       245,754        15,560       559,382            --            --
Allegheny Technologies, Inc.                        1,100        19,151         2,500        43,525            --            --
Anglo American Platinum Corp.
(South Africa)                                     11,600       388,294            --            --            --            --
Arkivator AB (Sweden)                              73,973       932,327            --            --            --            --
BHP, Ltd. (Australia)                              20,100       192,252            --            --            --            --
Carpenter Technology Corp.                         17,000       476,850        30,100       844,305            --            --
China Steel Corp. (Taiwan)                        614,000       364,619            --            --            --            --
Coflexip SA (France)                                1,000       135,029            --            --            --            --
Companhia Vale do Rio Doce ADR
(Brazil)                                           56,300     1,384,980            --            --            --            --
Corus Group PLC                                   252,700       224,477            --            --            --            --
De Beers-Centenary (South Africa)                  37,600     1,432,372            --            --            --            --
Freeport-McMoRan Copper & Gold
Co., Inc. Class B (NON)                            35,300       460,665        66,300       865,215            --            --
Gerdau S/A (Brazil)                                29,900       262,281            --            --            --            --
Grupo Mexico SA (Mexico)                           76,300       230,749            --            --            --            --
Impala Platinum Holdings, Ltd.
(South Africa)                                     14,202       505,548            --            --            --            --
Lone Star Technologies, Inc. (NON)                  3,500       149,625         6,300       269,325            --            --
Material Sciences Corp. (NON)                      11,400        91,770        20,600       165,830            --            --
Newmont Mining Corp.                                1,000        16,120         2,300        37,076            --            --
Nucor Corp.                                           700        28,049         1,600        64,112            --            --
OneSteel, Ltd. (Australia)                          5,000         2,118            --            --            --            --
Pohang Iron & Steel Company, Ltd.
(South Korea)                                       7,210       487,895            --            --            --            --
Pohang Iron & Steel Company, Ltd.
ADR (South Korea)                                  32,540       584,093        53,258       955,981            --            --
Quanex Corp.                                       35,000       628,250        62,000     1,112,900            --            --
Reliance Steel & Aluminum Co.                      13,300       311,885        24,100       565,145            --            --
Rio Tinto PLC (United Kingdom) (NON)               32,900       572,819        68,158     1,186,694         8,290       144,337
Rio Tinto, Ltd. (Australia)                        43,100       682,514        47,100       745,857         5,400        85,512
Steel Dynamics, Inc. (NON)                         16,100       179,113        29,100       323,738            --            --
Stillwater Mining Co. (NON)                        18,600       503,130        33,400       903,470            --            --
Usiminas (Brazil)                                  74,500       295,455            --            --            --            --
Yanzhou Coal Mining Co., Ltd.
(Turkey) (NON)                                    988,000       376,877            --            --            --            --
                                                           ------------                ------------                ------------
                                                             12,165,061                   8,642,555                     229,849

Natural Gas Utilities                                              0.4%                        0.5%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                13,800       302,358        24,600       538,986            --            --
Atmos Energy Corp.                                  9,800       233,240        17,400       414,120            --            --
Dynegy, Inc.                                        1,200        61,212         2,700       137,727            --            --
EL Paso Energy, Corp.                               5,237       341,976        11,966       781,380            --            --
Enron Corp.                                        60,200     3,497,620       104,100     6,048,210        14,200       825,020
Hong Kong and China Gas Co., Ltd.
(Hong Kong)                                       394,800       536,585       456,000       619,764        46,000        62,520
KeySpan Corp.                                       1,000        38,130         2,300        87,699            --            --
NiSource, Inc.                                      1,000        31,120         2,300        71,576            --            --
Sempra Energy                                       1,000        23,280         2,300        53,544            --            --
Williams Cos., Inc.                                41,229     1,766,663        75,061     3,216,364        10,300       441,355
                                                           ------------                ------------                ------------
                                                              6,832,184                  11,969,370                   1,328,895

Office Equipment & Supplies                                        0.3%                        0.2%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan)                                82,000     2,977,654        12,000       435,754         1,000        36,313
Falcon Products, Inc.                              20,900       164,065        37,900       297,515            --            --
HON INDUSTRIES, Inc.                               12,100       277,937        22,000       505,340            --            --
OCE NV (Netherlands)                               41,106       537,616            --            --            --            --
Pitney Bowes, Inc.                                  1,500        52,125         3,400       118,150            --            --
Reynolds and Reynolds Co. (The)
Class A                                               800        15,400         1,800        34,650            --            --
Standard Register Co. (The)                        45,000       733,500        80,100     1,305,630            --            --
Steelcase, Inc.                                    10,200       123,420        23,200       280,720            --            --
United Stationers, Inc. (NON)                       9,400       227,950        17,300       419,525            --            --
Wallace Computer Services, Inc.                    40,300       654,875        71,600     1,163,500            --            --
                                                           ------------                ------------                ------------
                                                              5,764,542                   4,560,784                      36,313

Oil & Gas                                                          4.6%                        4.1%                        1.1%
-------------------------------------------------------------------------------------------------------------------------------
Alberta Energy Co., Ltd. (Canada)                  31,000     1,376,596            --            --            --            --
Amerada Hess Corp.                                  1,100        85,932         2,500       195,300            --            --
Anadarko Petroleum Corp.                            3,200       200,896         7,285       457,352            --            --
Andrson Exploration, Ltd. (Canada) (NON)           12,200       276,691            --            --            --            --
Apache Corp.                                        1,400        80,654         3,200       184,352            --            --
Barrett Resources Corp. (NON)                      12,600       756,630        23,000     1,381,150            --            --
BP Amoco PLC (United Kingdom)                     955,367     7,902,763       822,292     6,801,971       132,705     1,097,731
BP Amoco PLC ADR (United Kingdom)                  13,500       669,870        24,500     1,215,690         3,600       178,632
Brown (Tom), Inc. (NON)                            15,400       508,200        27,600       910,800            --            --
Burlington Resources, Inc.                          2,300       102,925         5,200       232,700            --            --
Canadian Hunter Exploration, Ltd.
(Canada) (NON)                                     10,200       261,140            --            --            --            --
Chesapeake Energy Corp. (NON)                      21,100       186,735        37,800       334,530            --            --
Chevron, Inc.                                      24,900     2,186,220        48,100     4,223,180         5,100       447,780
CNOOC, Ltd. (Hong Kong) (NON)                     733,500       648,940            --            --            --            --
Conoco, Inc.                                       35,100       986,310        67,900     1,907,990         6,600       185,460
Conoco, Inc. Class B                               32,800       926,600        62,946     1,778,225         6,500       183,625
Cross Timbers Oil Co.                              30,950       766,013        55,400     1,371,150            --            --
Devon Energy Corp.                                    500        29,100         1,100        64,020            --            --
ENI-Ente Nazionale Idrocarburi SpA
(Italy)                                         1,158,245     7,574,204     1,096,903     7,173,066       168,299     1,100,571
Exco Resources, Inc. (NON)                          7,900       154,050        14,300       278,850            --            --
ExxonMobil Corp.                                  108,400     8,780,400       208,501    16,888,581        20,865     1,690,065
Houston Exploration Co. (NON)                      10,500       315,000        18,800       564,000            --            --
KEY Production Company, Inc. (NON)                 19,400       402,550        34,800       722,100            --            --
Louis Dreyfus Natural Gas (NON)                    13,900       514,300        24,900       921,300            --            --
Mitchell Energy & Development Corp.
Class A                                             8,900       467,250        15,800       829,500            --            --
Newfield Exploration Co. (NON)                      9,100       317,590        16,400       572,360            --            --
Nobile Affilitates, Inc.                           10,600       442,338        18,900       788,697            --            --
Noble Drilling Corp. (NON)                            700        32,312         1,600        73,856            --            --
Occidental Petroleum Corp.                          3,600        89,100         8,200       202,950            --            --
PanCanadian Petroleum, Ltd. (Canada)               16,500       455,975        35,000       967,219            --            --
PetroChina Co., Ltd. (Hong Kong)                2,251,000       404,072            --            --            --            --
Petroleo Brasileiro SA-Petrobras ADR
(Brazil)                                           91,752     2,183,698        69,831     1,661,978            --            --
Petroleo Brasileiro SA-Petrobras
Preference Share (Brazil)                          34,450       749,288            --            --            --            --
Petroleo Brasileiro SA-Petrobras (Brazil)          43,900       951,977            --            --            --            --
Phillips Petroleum Co.                              1,200        66,060         2,700       148,635            --            --
Pogo Producing Co.                                 11,700       345,267        20,900       616,759            --            --
PTT Exploration & Production
Public Co., Ltd. (Thailand)                       121,000       269,098            --            --            --            --
Range Resources Corp. (NON)                        55,200       303,600        98,200       540,100            --            --
Repsol SA (Spain)                                  11,500       203,962            --            --            --            --
Royal Dutch Petroleum Co. PLC NV
(Netherlands)                                      30,531     1,699,486            --            --            --            --
Royal Dutch Petroleum Co. PLC NV
ADR (Netherlands)                                  53,200     2,949,408        95,800     5,311,152        13,900       770,616
Santos, Ltd. (Australia)                           70,700       231,851            --            --            --            --
Sasol, Ltd. (South Africa)                         61,700       507,854            --            --            --            --
Shell Transport & Trading, Co.
(United Kingdom)                                1,286,302     9,945,522     1,732,043    13,391,935       195,403     1,510,831
St. Mary Land & Exploration Co.                    50,400     1,171,800        90,300     2,099,475            --            --
Stone Energy Corp. (NON)                           16,577       816,749        29,826     1,469,527            --            --
Suncor Energy, Inc. (Canada)                       34,800       896,253        74,764     1,925,502            --            --
Surgutneftegaz ADR (Russia)                       158,400     1,663,200            --            --            --            --
Swift Energy Co. (NON)                              6,700       214,668        12,000       384,480            --            --
Texaco, Inc.                                        3,300       219,120         7,500       498,000            --            --
Tosco Corp.                                        29,000     1,240,040        52,900     2,262,004         7,200       307,872
TotalFinaElf SA ADR (France)                       27,000     1,834,650        35,900     2,439,405         5,200       353,340
TotalFinaElf SA Class B (France)                   95,729    12,985,443       138,513    18,789,005        15,462     2,097,389
Ultramar Diamond Shamrock Corp.                    17,500       633,150        31,500     1,139,670         4,300       155,574
Universal Compression Holdings, Inc. (NON)         14,300       500,500        26,500       927,500            --            --
Unocal Corp.                                       38,000     1,313,660        69,700     2,409,529         9,300       321,501
USX-Marathon Group, Inc.                           25,700       692,615        46,800     1,261,260         6,400       172,480
Vintage Petroleum                                  14,500       295,075        25,900       527,065            --            --
YUKOS Oil Co. (Russia) (NON)                      131,700       346,371            --            --            --            --
                                                           ------------                ------------                ------------
                                                             83,131,721                 108,843,870                  10,573,467

Paper & Forest Products                                            0.7%                        0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. (Canada)               327,112     2,558,128           --             --            --            --
Abitibi-Consolidated, Inc. (Canada)               151,000     1,191,390       271,800     2,144,502        39,300       310,077
Albany International Corp. (NON)                   17,300       318,320        31,500       579,600            --            --
Aracruz Celulose SA (Brazil)                       62,400        82,681            --            --            --            --
Aracruz Celulose SA ADR (Brazil)                   13,300       175,560            --            --            --            --
Bemis Company, Inc.                                   300         9,927           700        23,163            --            --
Boise Cascade Corp.                                19,100       599,740        34,800     1,092,720         5,000       157,000
Bowater, Inc.                                         400        18,960           900        42,660            --            --
BPB PLC (United Kingdom)                           22,500        77,070            --            --            --            --
BWAY Corp. (NON)                                   23,600        79,060        42,900       143,715            --            --
Georgia Pacific Corp.                               1,484        43,630         3,395        99,813            --            --
International Paper Co.                             6,065       218,825        12,560       453,165           700        25,256
Jefferson Smurfit Group PLC (Ireland)             719,560     1,160,777            --            --            --            --
Mead Corp.                                          1,200        30,108         2,700        67,743            --            --
Owens-Illinois, Inc. (NON)                         95,500       811,750       173,900     1,478,150        20,800       176,800
P.H. Glatfelter Co.                                19,700       250,978        35,000       445,900            --            --
Packaging Corp. Of America (NON)                   16,500       217,800        30,000       396,000            --            --
Sappi, Ltd. (South Africa)                        168,700     1,327,467            --            --            --            --
Sealed Air Corp. (NON)                                900        29,997         2,100        69,993            --            --
Smurfit-Stone Container Corp. (NON)                27,200       362,032        53,100       706,761         4,900        65,219
Sonoco Products Co.                                 8,600       184,900        15,600       335,400         2,200        47,300
Stora Enso OYJ Class A (Finland)                  100,648       955,244       191,525     1,817,752        21,796       206,864
Svenska Cellulosa AB (SCA) Class B
(Sweden)                                            6,800       139,764            --            --            --            --
Temple Inland, Inc.                                   400        17,700           900        39,825            --            --
Uni-Charm Corp. (Japan)                             1,700        73,264            --            --            --            --
UPM-Kymmene OYJ (Finland)                           1,747        49,402            --            --            --            --
Votorantim Celulose e Papel S/A ADR
(Brazil)                                           17,800       218,050            --            --            --            --
Weyerhaeuser Co.                                   19,800     1,005,642        37,200     1,889,388         4,400       223,476
Willamette Industries, Inc.                           800        36,800         1,800        82,800            --            --
                                                           ------------                ------------                ------------
                                                             12,244,966                  11,909,050                   1,211,992

Pharmaceuticals                                                    5.8%                        5.4%                        1.7%
-------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                53,300     2,515,227       101,700     4,799,223        10,700       504,933
Allergan, Inc.                                     17,500     1,297,625        30,000     2,224,500         4,200       311,430
Alpharma, Inc. Class A                             22,300       730,102        40,600     1,329,244            --            --
Alza Corp. (NON)                                    1,400        56,700         3,200       129,600            --            --
American Home Products Corp.                      114,400     6,721,000       203,300    11,943,875        27,100     1,592,125
Andrx Group (NON)                                  14,100       690,900        23,600     1,156,400         3,600       176,400
AstraZeneca Group PLC
(United Kingdom) (NON)                            254,972    12,176,361       272,432    13,010,175        30,912     1,476,224
AstraZeneca Group PLC
(United Kingdom)                                    9,400       447,467            --            --            --            --
AstraZeneca Group PLC ADR
(United Kingdom)                                    5,300       255,725        12,100       583,825            --            --
Aventis SA (France)                               103,702     8,055,284       118,978     9,241,881        13,565     1,053,692
Bayer AG (Germany)                                 33,614     1,422,855            --            --            --            --
Bristol-Myers Squibb Co.                           55,000     3,267,000       106,800     6,343,920        10,100       599,940
Cambrex Corp.                                       9,800       407,190        17,500       727,125            --            --
Daiichi Pharmaceutical Co. Ltd. (Japan)             4,000        92,259            --            --            --            --
Eisai Co., Ltd. (Japan)                            27,000       672,306        31,000       771,907         4,000        99,601
Elan Corp. PLC (Ireland) (NON)                     31,831     1,715,872        64,897     3,498,318         7,415       399,711
Elan Corp. PLC ADR (Ireland) (NON)                 13,854       723,872        27,645     1,444,451        20,325     1,061,981
Enzon, Inc. (NON)                                  11,500       546,250        21,000       997,500            --            --
Forest Laboratories, Inc. (NON)                    13,100       776,044        22,900     1,356,596         3,000       177,720
Fujisawa Pharmaceutical Co. (Japan)                24,000       509,497        27,000       573,184         2,000        42,458
Gedeon Richter Rt. (Hungary)                        7,851       409,882            --            --            --            --
GlaxoSmithKline PLC
(United Kingdom) (NON)                            322,718     8,444,282       290,590     7,603,617        33,016       863,901
H. Lundbeck A/S (Denmark)                           2,041        47,839            --            --            --            --
IVAX Corp. (NON)                                   41,400     1,304,100        71,250     2,244,375         7,100       223,650
Johnson & Johnson                                  65,300     5,711,791       126,634    11,076,676        17,454     1,526,701
King Pharmacueticals, Inc. (NON)                   22,600       920,950        38,600     1,572,950         5,950       242,463
Lilly (Eli) & Co.                                  52,970     4,060,680        95,000     7,282,700        11,900       912,254
Medicis Pharmaceutical Corp. Class A (NON)          4,500       201,690         8,100       363,042            --            --
Merck & Co., Inc.                                  53,800     4,083,420       106,400     8,075,760         9,000       683,100
Mylan Laboratories, Inc.                              800        20,680         1,800        46,530            --            --
Neose Technologies, Inc. (NON)                      9,800       240,100        17,600       431,200            --            --
Novartis AG ADR (Switzerland)                         770     1,208,884            --            --            --            --
Noven Pharmaceuticals, Inc. (NON)                     300         8,494           700        19,819            --            --
Novo-Nordisk A/S (Denmark)                         11,725     2,387,334            --            --            --            --
Perrigo Co. (NON)                                  41,600       410,800        76,900       759,388            --            --
Pfizer, Inc.                                      280,275    11,477,261       497,650    20,378,768        59,160     2,422,602
Pharmacia Corp.                                    16,700       841,179        34,934     1,759,626         1,800        90,666
Pharmacia Corp.-Dep Shs                             4,288       217,840            --            --            --            --
Roche Holdings AG (Switzerland)                        32       231,817            --            --            --            --
Sankyo Co., Ltd. (Japan)                          149,000     2,919,354       100,000     1,959,298        11,000       215,523
Sanofi-Synthelabo SA (France)                     137,336     7,670,194       170,288     9,510,558        19,064     1,064,721
Schering Corp. (Germany)                            2,241       109,118            --            --            --            --
Schering-Plough Corp.                              77,100     2,816,463       140,100     5,117,853        16,500       602,745
Sepracor, Inc. (NON)                                  500        16,000         9,839       314,848         5,193       166,176
Shinogi & Co., Ltd. (Japan)                        30,000       462,091        62,000       954,988         7,000       107,821
Takeda Chemical Industries (Japan)                 66,000     3,186,752        44,000     2,124,501         4,000       193,136
Tanabe Seiyaku Co. Ltd. (Japan)                    38,000       334,206            --            --            --            --
Teva Pharmaceutical Industries (Israel)            12,700       693,738            --            --            --            --
Welfide Corp. (Japan)                              42,000       318,436            --            --            --            --
Yamanouchi Pharmaceutical Co., Ltd.
(Japan)                                            13,000       448,204            --            --            --            --
                                                           ------------                ------------                ------------
                                                            104,283,115                 141,728,221                  16,811,674

Photography/Imaging                                                0.2%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
BMC Industries, Inc.                               80,700       450,306       145,500       811,890            --            --
Eastman Kodak Co.                                  20,900       833,701        38,700     1,543,743         4,900       195,461
Ikon Office Solutions, Inc.                        55,600       316,920        99,900       569,430            --            --
Imation Corp. (NON)                                16,800       376,824        30,400       681,872            --            --
Ricoh Co., Ltd. (Japan)                            63,000     1,141,341            --            --            --            --
Xerox Corp.                                         4,200        25,158         9,600        57,504            --            --
                                                           ------------                ------------                ------------
                                                              3,144,250                   3,664,439                     195,461

Power Producers                                                    0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Calpine Corp. (NON)                                20,900     1,150,963        35,800     1,971,506         5,500       302,885
Centrais Geradoras do Sul do Brasil
S/A (Brazil) (NON)                                 66,910       109,355            --            --            --            --
International Power PLC (NON)                      93,500       352,163            --            --            --            --
                                                           ------------                ------------                ------------
                                                              1,612,481                   1,971,506                     302,885

Publishing                                                         0.5%                        0.3%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd. (Japan)              33,000       395,052            --            --            --            --
EMAP PLC (United Kingdom)                           1,600        16,442            --            --            --            --
Eniro AB (Sweden)                                  88,827       912,857            --            --            --            --
Eniro AB 144A (Sweden) (NON)                        5,000        51,384            --            --            --            --
Hurriyet Gazetecilik Ve Matbaacilik AS
(Turkey)                                       75,803,360       182,149            --            --            --            --
Kadokawa Shoten Publishing Co., Ltd.
(Japan)                                             3,300        81,644            --            --            --            --
Knight-Ridder, Inc.                                   400        21,484           900        48,339            --            --
McClatchy Co. (The)                                 9,800       395,920        17,400       702,960            --            --
McGraw-Hill, Inc.                                   1,500        89,475         3,400       202,810            --            --
New York Times Co. (The) Class A                      400        16,388           900        36,873            --            --
Quebecor World, Inc. (Canada)                      75,400     1,666,933            --            --            --            --
Reader's Digest Association, Inc. (The)
Class A                                               700        19,236         1,600        43,968            --            --
Scholastic Corp. (NON)                             18,400       663,550        33,000     1,190,063            --            --
Singapore Press Holdings, Ltd.
(Singapore)                                        54,300       595,645       104,000     1,140,831        12,000       131,634
Tribune Co.                                        18,100       737,394        33,200     1,352,568         4,500       183,330
Trinity PLC (United Kingdom) (NON)                172,360     1,180,781            --            --            --            --
United Business Media PLC
(United Kingdom)                                   90,275       825,020       183,203     1,674,285        20,666       188,866
Wolters Kluwer NV (Netherlands)                    19,774       497,842        35,653       897,622         3,958        99,649
                                                           ------------                ------------                ------------
                                                              8,349,196                   7,290,319                     603,479

Railroads                                                          0.2%                        0.2%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                  4,900       148,862        11,200       340,256            --            --
CSX Corp.                                           4,100       138,170         9,300       313,410            --            --
East Japan Railway Co. (Japan)                         45       241,700            --            --            --            --
GATX Corp.                                            600        25,476         1,400        59,444            --            --
Kansas City Southern Industries, Inc.                 450         6,390         1,050        14,910            --            --
Union Pacific Corp.                                43,600     2,452,500        79,800     4,488,750        10,900       613,125
                                                           ------------                ------------                ------------
                                                              3,013,098                   5,216,770                     613,125

Real Estate                                                        0.6%                        0.6%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities                     1,000        37,750         1,800        67,950            --            --
Apartment Investment & Management
Co. Class A                                           500        22,225         1,100        48,895            --            --
Avalonbay Communities, Inc.                           500        22,905         1,100        50,391            --            --
Boston Properties, Inc.                            23,200       892,040        42,200     1,622,590         6,100       234,545
Cheung Kong Holdings (Hong Kong)                  257,476     2,698,858       493,000     5,167,615        56,000       586,991
China Resources Beijing Land
(Hong Kong)                                     1,231,000       260,434            --            --            --            --
Consorcio ARA SA (Mexico) (NON)                   439,500       546,481            --            --            --            --
Duke Realty Investments, Inc.                         800        18,520         1,800        41,670            --            --
Equity Office Properties Trust                     53,200     1,489,600        98,100     2,746,800        12,900       361,200
Equity Residential Properties Trust                52,992     2,757,174        97,080     5,051,072        13,298       691,895
First Industrial Realty Trust                       3,800       120,232         7,100       224,644            --            --
General Porperty Trust (Australia)                186,100       237,940            --            --            --            --
Henderson Land Development Co.,
Ltd. (Hong Kong)                                   49,000       249,426            --            --            --            --
Keppel Land, Ltd. (Singapore)                      33,000        34,554            --            --            --            --
Liberty International PLC                          33,400       252,311            --            --            --            --
LNR Property Corp.                                 25,000       708,750        44,400     1,258,740            --            --
Spieker Properties, Inc.                              600        32,910         1,400        76,790            --            --
Sun Hung Kai Properties, Ltd.
(Hong Kong)                                        34,000       324,781            --            --            --            --
Vornado Realty Trust                                  600        21,498         1,400        50,162            --            --
                                                           ------------                ------------                ------------
                                                             10,728,389                  16,407,319                   1,874,631

Regional Bells                                                     0.7%                        0.9%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                    60,200     2,463,384       115,500     4,726,260        11,800       482,856
SBC Communications, Inc. (SEG)                    136,700     6,100,921       260,500    11,626,115        28,500     1,271,955
Verizon Communications                             90,736     4,473,285       173,974     8,576,918        18,000       887,400
                                                           ------------                ------------                ------------
                                                             13,037,590                  24,929,293                   2,642,211

Restaurants                                                        0.4%                        0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. (NON)                                 150           150            --            --            --            --
CBRL Group, Inc.                                   40,800       742,050        72,800     1,324,050            --            --
Darden Restaurants, Inc.                           31,700       752,875        59,400     1,410,750         7,200       171,000
Granada Compass PLC
(United Kingdom)                                  743,741     1,831,390       675,318     1,662,904        77,335       190,430
Jack in the Box, Inc. (NON)                        26,000       778,700        46,600     1,395,670            --            --
McDonald's Corp.                                   58,100     1,542,555       109,400     2,904,570        13,000       345,150
Outback Steakhouse, Inc. (NON)                      1,200        30,552         2,700        68,742            --            --
RARE Hospitality International, Inc. (NON)         32,100       798,488        57,600     1,432,800            --            --
Starbucks Corp. (NON)                              17,100       725,681        29,800     1,264,638         4,000       169,750
Tricon Global Restaurants, Inc. (NON)               4,000       152,760         7,700       294,063           800        30,552
Wendy's International, Inc.                         1,200        26,784         2,700        60,264            --            --
                                                           ------------                ------------                ------------
                                                              7,381,985                  11,818,451                     906,882

Retail                                                             2.9%                        2.8%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Aaron Rents, Inc.                                  12,000       193,200        15,900       255,990            --            --
Albertsons, Inc.                                   14,500       461,390        27,600       878,232         3,100        98,642
American Eagle Outfitters, Inc. (NON)               7,500       215,625        13,500       388,125            --            --
Arriva PLC                                         73,692       332,806            --            --            --            --
AutoZone, Inc. (NON)                                1,200        33,624         2,700        75,654            --            --
Barnes & Noble, Inc. (NON)                         12,900       308,310        23,400       559,260            --            --
Bed Bath & Beyond, Inc. (NON)                      16,600       407,738        28,600       702,488         4,200       103,163
Best Buy Co., Inc. (NON)                            1,200        43,152         2,700        97,092            --            --
BJ's Wholesale Club, Inc. (NON)                       400        19,140           900        43,065            --            --
Blackrock, Inc.                                    15,900       572,400        28,500     1,026,000            --            --
Blockbuster, Inc.                                  34,200       512,658        62,300       933,877            --            --
Bulgari SpA (Italy)                                 2,100        22,548            --            --            --            --
Carrefour Supermarche SA (France)                   8,720       476,222            --            --            --            --
Casey's General Stores, Inc.                       12,700       151,606        22,900       273,369            --            --
Castorama Dubois Ivestissments
(France)                                            2,014       439,960            --            --            --            --
Casual Male Corp.                                  27,100        81,300        48,100       144,300            --            --
Chico's FAS, Inc. (NON)                            14,500       475,781        26,000       853,125            --            --
China Everbright, Ltd. (Hong Kong)                328,000       283,879            --            --            --            --
Circuit City Stores, Inc.                          34,200       362,520        62,400       661,440         8,800        93,280
Claire's Stores, Inc.                              52,900       936,330        95,800     1,695,660            --            --
Coldwater Creek, Inc. (NON)                        28,800       648,864        51,900     1,169,307            --            --
Columbia Sportswear Co. (NON)                       6,700       304,745        11,900       541,264            --            --
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar ADR (Brazil)                   10,100       314,110            --            --            --            --
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar (Brazil)                        5,300       162,719            --            --            --            --
Consolidated Stores Corp.
(United Kingdom) (NON)                             28,300       284,415        51,000       512,550            --            --
CVS Corp.                                           7,800       456,222        14,800       865,652         1,800       105,282
Delhaize America, Inc.                              1,300        26,247         3,000        60,570            --            --
Dillards, Inc. Class A                             35,600       781,064        65,800     1,443,652            --            --
Dixons Group PLC (United Kingdom)                  51,600       204,066            --            --            --            --
Dollar General Corp.                                1,400        28,616         3,225        65,919            --            --
Dollar Tree Stores, Inc. (NON)                        700        13,486         1,600        30,825            --            --
Expedia, Inc. (NON)                                23,700       309,581        42,600       556,463            --            --
Factory 2-U Stores, Inc. (NON)                      7,780       212,491        13,900       379,644            --            --
Family Dollar Stores, Inc.                          1,000        25,700         2,300        59,110            --            --
Fast Retailing Co., Ltd. (Japan)                    7,900     1,311,413         5,800       962,809           700       116,201
Fastenal Co.                                          500        27,250         1,100        59,950            --            --
Federated Department Stores, Inc. (NON)            25,200     1,047,060        46,200     1,919,610         6,300       261,765
Footstar, Inc. (NON)                                6,800       273,020        12,300       493,845            --            --
Fuji Television Network, Inc. (Japan)                  28       195,978            --            --            --            --
Gap, Inc. (The)                                    20,400       483,888        36,900       875,268         5,400        128,088
Genesco, Inc. (NON)                                36,700     1,005,580        65,800     1,802,920            --            --
Grupo Elektra SA ADR (Mexico)                      57,400       475,272            --            --            --            --
Gucci Group NV (Netherlands)                        8,400       720,410            --            --            --            --
Gucci Group NV ADR (Netherlands)                   19,275     1,612,354        41,410     3,463,947         4,801       401,604
Harcourt General, Inc.                                600        33,402         1,400        77,938            --            --
Home Depot, Inc. (The)                             13,200       568,920        30,100     1,297,310            --            --
HOT Topic, Inc. (NON)                              28,800       806,400        51,600     1,444,800            --            --
Intimate Brands, Inc.                              12,400       182,280        28,300       416,010            --            --
J. Jill Group, Inc. (NON)                          50,300       880,250            --            --            --            --
Jones Apparel Group, Inc. (NON)                     1,500        56,700         3,400       128,520            --            --
K mart Corp. (NON)                                  2,000        18,800         4,600        43,240            --            --
Kenneth Cole Productions, Inc.
Class A (NON)                                       5,450       135,978         9,900       247,005            --            --
Kingfisher Leisure PLC
(United Kingdom)                                    8,200        53,029            --            --            --            --
Kohls Corp. (NON)                                  23,900     1,474,391        40,900     2,523,121         6,250       385,563
Kojima Co., Ltd. (Japan)                            4,900        87,793            --            --            --            --
Koninklijke Ahold NV (Netherlands)                 36,090     1,121,986            --            --            --            --
Kroger Co. (NON)                                   49,400     1,274,026        92,300     2,380,417        11,300       291,427
La Rinascente SpA (Italy)                           3,300        15,106            --            --            --            --
Lands' End, Inc. (NON)                             19,000       521,550        34,700       952,515            --            --
LG Home Shopping, Inc. (South Korea)                9,970       275,112            --            --            --            --
Limited, Inc. (The)                                49,400       776,568        90,900     1,428,948        12,100       190,212
Lowe's Cos., Inc.                                  13,000       759,850        25,000     1,461,250         2,500       146,125
Marks & Spencer PLC (United Kingdom)               18,900        71,454            --            --            --            --
Matalan PLC (United Kingdom)                      169,061     1,105,317            --            --            --            --
May Department Stores Co.                          18,300       649,284        33,800     1,199,224         4,400       156,112
Metro AG (Germany)                                 22,256       947,980        45,118     1,921,771         4,361       185,754
Next PLC (United Kingdom)                           8,200       103,260            --            --            --            --
Oakley, Inc. (NON)                                 25,700       456,689        46,100       819,197            --            --
Office Depot, Inc. (NON)                            8,200        71,750        18,700       163,625            --            --
Organizacion Soriana SA (Mexico)                   30,200        64,601            --            --            --            --
Penney (J.C.) Co., Inc.                             5,300        84,747        12,100       193,479            --            --
Pier 1 Imports, Inc.                               87,600     1,138,800       158,100     2,055,300            --            --
President Chain Store Corp. (Taiwan)              111,104       314,666            --            --            --            --
Regis Corp.                                        27,800       406,575        49,500       723,938            --            --
Rent-A-Center, Inc. (NON)                          12,600       578,813        22,600     1,038,188            --            --
Rite Aid Corp. (NON)                                   --            --        43,500       291,015        29,000       194,010
Ross Stores, Inc.                                   1,300        24,375         3,000        56,250            --            --
Ruddick Corp.                                      25,800       353,460        45,900       628,830            --            --
Safeway PLC                                        55,300       257,998            --            --            --            --
Safeway, Inc. (NON)                                 4,000       220,600         9,100       501,865            --            --
Saks, Inc. (NON)                                   11,500       149,500        26,200       340,600            --            --
Sears, Roebuck & Co.                               43,900     1,548,353        80,700     2,846,289        11,000       387,970
Seven-Eleven Japan Co., Ltd. (Japan)               29,000     1,157,223            --            --            --            --
Sharper Image Corp. (NON)                          11,800       124,638        21,300       224,981            --            --
Spiegel, Inc. Class A                              39,700       277,900        72,600       508,200            --            --
Staples, Inc. (NON)                                77,900     1,158,763       140,300     2,086,963        20,300       301,963
Stein Mart, Inc. (NON)                             30,400       332,500        54,500       596,094            --            --
SUPERVALU, Inc.                                    11,600       154,628        26,400       351,912            --            --
Talbots, Inc. (The)                                14,400       611,712        25,800     1,095,984            --            --
Target Corp.                                        3,700       133,496         8,400       303,072            --            --
Tesco PLC (United Kingdom)                        758,788     2,706,948       962,664     3,434,268       142,427       508,103
Ticketmaster (NON)                                 45,000       407,813        81,900       742,219            --            --
Tiffany & Co.                                         900        24,525         2,100        57,225            --            --
Timberland Co. (The) Class A (NON)                 10,200       518,160        18,300       929,640            --            --
TJX Cos., Inc. (The)                               37,200     1,190,400        68,800     2,201,600         8,800       281,600
Topps Co., Inc. (The) (NON)                        29,000       293,625        52,800       534,600            --            --
United Natural Foods, Inc. (NON)                   24,400       343,064        44,200       621,452            --            --
Vendex International NV (Netherlands)              35,778       553,298            --            --            --            --
Wal-Mart de Mexico/Mexico City Ser.C
(Mexico)                                          243,400       516,808            --            --            --            --
Wal-Mart de Mexico/Mexico City Ser. V
(Mexico)                                          292,800       678,778            --            --            --            --
Wal-Mart Stores, Inc.                             107,700     5,438,850       195,000     9,847,500        22,100     1,116,050
Walgreen Co.                                        4,600       187,680        10,500       428,400            --            --
WH Smith Group PLC                                 24,900       187,569            --            --            --            --
Woolworths Ltd. (Australia)                        15,600        63,186            --            --            --            --
                                                           ------------                ------------                ------------
                                                             51,906,667                  72,995,737                   5,452,914

Schools                                                            0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
MemberWorks, Inc. (NON)                            14,000       329,000        25,600       601,600            --            --
Apollo Group, Inc. Class A (NON)                   19,200       630,000        34,350     1,127,109            --            --
Career Education Corp. (NON)                        9,900       497,475        17,700       889,425            --            --
Education Management Corp. (NON)                    6,600       215,325        11,800       384,975            --            --
                                                           ------------                ------------                ------------
                                                              1,671,800                   3,003,109                          --

Semiconductor                                                      0.3%                        0.4%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc. (NON)                      50,500     2,196,750        91,000     3,958,500        11,000       478,500
ASM Lithography Holding NV
(Netherlands) (NON)                                10,000       222,692            --            --            --            --
Cohu, Inc.                                         28,500       443,531        51,500       801,469            --            --
Helix Technology Corp.                             10,500       246,586        19,000       446,203            --            --
KLA Tencor Corp. (NON)                             30,400     1,197,000        53,800     2,118,375         7,100       279,563
LAM Research Corp. (NON)                            1,400        33,250         3,200        76,000            --            --
Novellus Systems, Inc. (NON)                        1,200        48,675         2,700       109,519            --            --
Orbotech, Ltd. (Israel) (NON)                      18,950       588,634            --            --            --            --
Photronics, Inc. (NON)                              5,600       138,250        10,000       246,875            --            --
Semitool, Inc. (NON)                               33,700       303,300        60,400       543,600            --            --
Silicon Valley Group, Inc. (NON)                   18,800       517,000        34,200       940,500            --            --
Teradyne, Inc. (NON)                                4,200       138,600         9,600       316,800            --            --
Veeco Instruments, Inc. (NON)                       2,900       120,531         5,300       220,281            --            --
                                                           ------------                ------------                ------------
                                                              6,194,799                   9,778,122                     758,063

Shipping                                                           0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
EGL, Inc. (NON)                                    13,300       324,188        23,700       577,688            --            --
Expeditors International
of Washington, Inc.                                 5,800       292,538        10,700       539,681            --            --
Fritz Companies, Inc. (NON)                        30,480       333,375        54,700       598,281            --            --
P&O Princess Cruises PLC
(United Kingdom) (NON)                             83,500       326,366            --            --            --            --
USFreightways Corp.                                21,000       661,500        37,700     1,187,550            --            --
                                                           ------------                ------------                ------------
                                                              1,937,967                   2,903,200                          --

Software                                                           2.0%                        2.0%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                22,700       793,819        40,100     1,402,297         5,200       181,844
Advent Software, Inc. (NON)                         6,400       283,600        11,600       514,025            --            --
Amdocs, Ltd. (NON)                                 23,750     1,137,625         2,700       129,330            --            --
Aspen Technology, Inc. (NON)                       14,400       343,800        25,800       615,975            --            --
Autodesk, Inc.                                     15,100       461,494        27,300       834,356            --            --
BEA Systems, Inc. (NON)                            49,900     1,465,813        86,400     2,538,000        11,500       337,813
BMC Software, Inc. (NON)                            3,600        77,400         8,300       178,450            --            --
Cadence Design Systems, Inc. (NON)                  1,600        29,584         3,600        66,564            --            --
Check Point Software Technologies, Ltd.
(Israel) (NON)                                     41,425     1,967,688        31,800     1,510,500         4,820       228,950
Citrix Systems, Inc. (NON)                          1,700        35,913         3,900        82,388            --            --
Computer Associates International, Inc.            29,181       793,723        54,607     1,485,310         6,600       179,520
Compuware Corp. (NON)                               2,400        23,400         5,500        53,625            --            --
Cybear Group (NON)                                      1             1            --            --            --            --
Docmentum, Inc. (NON)                              11,200       123,200        20,100       221,100            --            --
Electronic Arts, Inc. (NON)                        22,400     1,215,200        38,500     2,088,625         5,300       287,525
FileNET Corp. (NON)                                17,800       279,237        31,900       500,431            --            --
HCL Technologies, Ltd. (India) (NON)               20,100       158,963            --            --            --            --
HNC Software (NON)                                 20,900       367,056        37,200       653,325            --            --
Hyperion Solutions Corp. (NON)                     27,000       435,375        49,100       791,738            --            --
Infosys Technologies, Ltd. (India) (NON)            6,900       604,290            --            --            --            --
Interact Commerce Corp. (NON)                      31,100       365,425        56,500       663,875            --            --
Interwoven, Inc. (NON)                             23,350       234,959        41,800       420,613            --            --
Intranet Solutions, Inc. (NON)                      8,300       198,681        14,900       356,669            --            --
J.D. Edwards & Co. (NON)                           30,300       295,425        54,000       526,500            --            --
JDA Software Group, Inc. (NON)                     30,500       348,844        47,400       542,138            --            --
Kronos, Inc. (NON)                                  7,200       226,350        12,900       405,544            --            --
McData Corp. (NON)                                      1            19            --            --            --            --
Mercury Interactive Corp. (NON)                    14,700       615,563        25,400     1,063,625         3,700       154,938
Micromuse, Inc. (NON)                              32,800     1,239,512        55,500     2,097,345         8,100       306,099
Microsoft Corp. (NON) (SEG)                       188,700    10,319,531       334,000    18,265,625        39,900     2,182,031
Misys PLC (United Kingdom)                        340,297     2,437,667       253,494     1,815,867        26,951       193,060
NET One Systems Co., Ltd. (Japan)                      27       560,255            --            --            --            --
Netegrity, Inc. (NON)                               6,600       162,525        11,800       290,575            --            --
NETIQ Corp. (NON)                                   8,300       156,663        14,900       281,238            --            --
NIIT, Ltd. (India) (NON)                           15,700       241,208            --            --            --            --
Open Text Corp. (Canada) (NON)                     32,480       634,496            --            --            --            --
Openwave Systems, Inc. (NON)                          844        16,745         1,888        37,458            --            --
Oracle Corp. (NON)                                 52,500       786,450        98,400     1,474,032         8,800       131,824
Parametric Technology Corp. (NON)                  13,300       120,531        30,300       274,594            --            --
PeopleSoft, Inc. (NON)                              1,900        44,531         4,300       100,781            --            --
Rational Software Corp. (NON)                       2,200        39,050         5,000        88,750            --            --
Remedy Corp. (NON)                                  8,100       155,925        14,800       284,900            --            --
Retek, Inc. (NON)                                  18,500       348,031        33,700       633,981            --            --
SAP AG (Germany)                                   11,851     1,356,218        13,214     1,512,199         1,442       165,021
Satyam Computer Services, Ltd.
(India) (NON)                                      63,500       318,590            --            --            --            --
Secure Computing Corp. (NON)                       41,900       403,288        74,800       719,950            --            --
Siebel Systems, Inc. (NON)                         29,500       802,400        50,500     1,373,600         7,250       197,200
Symantec Corp. (NON)                                  800        33,450         1,800        75,263            --            --
Synopsys, Inc. (NON)                                1,300        61,019         3,000       140,813            --            --
VERITAS Software Corp. (NON)                       50,003     2,312,139        86,591     4,003,968        11,425       528,292
Verity, Inc. (NON)                                  9,680       219,615        17,300       392,494            --            --
Wipro, Ltd. ADR (India) (NON)                       5,600       179,760            --            --            --            --
Zebra Technology Corp. (NON)                        6,100       232,563        11,100       423,188            --            --
                                                           ------------                ------------                ------------
                                                             36,064,609                  51,931,624                   5,074,117

Technology                                                         0.2%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Informa Group PLC
(United Kingdom) (NON)                             48,280       362,497            --            --            --            --
Koninklijke Philips Electronics NV
(Netherlands)                                     118,050     3,244,376        48,451     1,331,582        20,340       559,006
                                                           ------------                ------------                ------------
                                                              3,606,873                   1,331,582                     559,006

Technology Services                                                0.5%                        0.4%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp. (NON)                                    700        14,613         1,600        33,400            --            --
Affiliated Computer Services, Inc.
Class A (NON)                                         600        38,940         1,400        90,860            --            --
Altran Technologies SA (France)                    28,314     1,585,086            --            --            --            --
American Management Systems (NON)                  12,400       227,075        22,900       419,356            --            --
Automatic Data Processing, Inc.                     4,800       261,024        10,900       592,742            --            --
BISYS Group, Inc. (The) (NON)                         600        32,063         1,400        74,813            --            --
CACI International, Inc. (NON)                      5,800       156,600        10,600       286,200            --            --
Checkfree Corp. (NON)                               3,200        94,200         7,300       214,894            --            --
Ciber, Inc. (NON)                                  30,100       146,888        54,700       266,936            --            --
CNET Networks, Inc. (NON)                           1,500        16,781         3,400        38,038            --            --
Cognizant Technology Solutions Corp. (NON)          9,500       285,594        17,000       511,063            --            --
Commerce One, Inc. (NON)                            2,000        18,660         4,600        42,918            --            --
Computer Task Group, Inc.                          32,900       152,985        58,600       272,490            --            --
Convergys Corp. (NON)                               6,700       241,669        14,500       523,015           300        10,821
CSG Systems International, Inc. (NON)                 900        37,069         2,100        86,494            --            --
Davox Corp. (NON)                                  16,100       183,138        29,500       335,563            --            --
Digex, Inc. (NON)                                     500         6,969         1,100        15,331            --            --
Electronic Data Systems Corp.                       6,900       385,434        14,200       793,212           900        50,274
Fiserv, Inc. (NON)                                    600        26,841         1,400        62,628            --            --
Forrester Research, Inc. (NON)                     13,800       328,613        24,700       588,169            --            --
GFI Informatique (France) (NON)                    29,130       646,129            --            --            --            --
Global Payments, Inc. (NON)                        18,080       334,480        32,240       596,440            --            --
GoTo.com, Inc. (NON)                               17,700       138,834        32,200       252,569            --            --
Keane, Inc. (NON)                                  22,000       286,000        40,000       520,000            --            --
KPMG Consulting, Inc. (NON)                        28,500       370,500        52,300       679,900         7,200        93,600
Logica PLC (United Kingdom)                        57,591       810,355            --            --            --            --
MTS Systems Corp.                                  47,800       434,681        85,000       772,969            --            --
SEI Investments Co.                                 1,600        49,900         3,600       112,275            --            --
StarMedia Network, Inc. (NON)                     191,500       574,500            --            --            --            --
SunGard Data Systems, Inc. (NON)                      800        39,384         1,800        88,614            --            --
Symbol Technologies, Inc.                           1,800        62,820         4,100       143,090            --            --
Unisys Corp. (NON)                                 38,600       540,400        69,400       971,600        10,000       140,000
Yahoo!, Inc. (NON)                                  2,100        33,075         4,800        75,600            --            --
                                                           ------------                ------------                ------------
                                                              8,561,300                   9,461,179                     294,695

Telecommunications                                                 3.2%                        2.0%                        0.6%
-------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service Public Co., Ltd.
(Thailand)                                         45,400       430,121            --            --            --            --
ALLTEL Corp.                                       15,900       834,114        30,100     1,579,046         3,400       178,364
America Movil SA de Cv ADR
(Mexico) (NON)                                     61,437       900,052         7,879       115,427            --            --
American Tower Corp. Class A (NON)                    600        11,100         1,400        25,900            --            --
AT&T Corp.                                         80,000     1,704,000       157,600     3,356,880        13,500       287,550
AT&T Wireless Group (NON)                           2,200        42,196         5,000        95,900            --            --
Avaya, Inc. (NON)                                   2,041        26,533         4,616        60,008            --            --
BCE, Inc. (Canada)                                 24,199       544,827        51,963     1,169,919            --            --
BCE, Inc. (Canada)                                 85,256     1,919,113        62,666     1,410,612            --            --
Brasil Telecom Paricipacoes S/A ADR
(Brazil) (NON)                                      9,300       364,095            --            --            --            --
British Telecommunications PLC ADR
(United Kingdom) (NON)                             45,000       326,188            --            --            --            --
Cable & Wireless PLC
(United Kingdom) (NON)                            316,697     2,138,077       319,415     2,156,427        35,703       241,037
Carso Global Telecom (Mexico) (NON)               577,000     1,033,614            --            --            --            --
CenturyTel, Inc.                                      500        14,375         1,100        31,625            --            --
China Mobile, Ltd. (Hong Kong) (NON)              754,498     3,318,239       216,500       952,155        26,000       114,347
Citizens Communications Co. (NON)                   1,100        13,915         2,500        31,625            --            --
Comdisco, Inc.                                      8,300        66,400        18,900       151,200            --            --
Compania Telecommunicaciones
de Chile SA ADR (Chile)                            21,500       283,800            --            --            --            --
Cosmote Mobile Communications SA
144A (Greece) (NON)                                81,200       640,067            --            --            --            --
Crown Castle International Corp. (NON)              1,800        26,663         4,137        61,279            19           281
Deutsche Telekom AG (Germany)                      17,000       401,111            --            --            --            --
Embratel Participacoes S/A (Brazil)                45,300       421,290            --            --            --            --
Embratel Participacoes S/A ADR
(Brazil)                                            8,900        77,454            --            --            --            --
Energis PLC (United Kingdom) (NON)                129,600       513,919            --            --            --            --
France Telecom SA (France)                         35,010     2,052,759        52,198     3,060,551         5,820       341,247
Global Crossing, Ltd. (NON)                        11,100       149,739        25,300       341,297            --            --
Grupo Iusacell SA de CV ADR
(Mexico) (NON)                                     12,900       103,845            --            --            --            --
Humax Co., Ltd. (South Korea)                      31,650       404,549            --            --            --            --
Illuminet Holdings, Inc. (NON)                     18,800       386,575        34,300       705,294            --            --
Japan Telecom Co., Ltd. (Japan)                         1        17,877             2        35,754            --            --
Johnnies Industrial Corp.
(South Africa) (NON)                               87,200       631,703            --            --            --            --
Leap Wireless (NON)                                 9,700       272,206        17,300       485,481            --            --
Level 3 Communication, Inc. (NON)                   3,400        59,075         7,700       133,788            --            --
McLeodUSA, Inc. Class A (NON)                       2,600        22,588         5,900        51,256            --            --
Nextel Communications, Inc. Class A (NON)           2,900        41,688         6,600        94,875            --            --
Nippon Telegraph and Telephone Corp.
(Japan)                                               999     6,378,292           850     5,426,975           116       740,623
NTL, Inc. (United Kingdom) (NON)                       --            --            --            --            14           352
NTT DoCoMo, Inc. (Japan)                              257     4,471,349           320     5,567,438            49       852,514
NTT DoCoMo, Inc. 144A (Japan) (NON)                    66     1,148,284           140     2,435,754            16       278,372
Orange SA (France) (NON)                           37,505       321,489            --            --            --            --
Orange SA 144A (France) (NON)                      19,000       162,866            --            --            --            --
Pac-West Telecomm Inc. (NON)                       94,800       331,800       172,500       603,750            --            --
Portugal Telecom SA (Portugal)                    265,341     2,274,474       160,900     1,379,217        71,800       615,462
Qwest Communications
International, Inc. (NON)                          47,063     1,649,558        87,234     3,057,552         8,700       304,935
Royal PTT (United Kingdom)                          9,765        95,440            --            --            --            --
Singapore Telecommunications
(Singapore)                                        97,000       102,105            --            --            --            --
SK Telecom Co., Ltd. (South Korea)                  9,870     1,358,053            --            --            --            --
SK Telecom Co., Ltd. ADR
(South Korea)                                      20,700       314,226        41,400       628,452            --            --
Sonera Group OYJ (Finland)                          3,700        26,811            --            --            --            --
Sprint Corp. (Fon Group)                           53,400     1,174,266       103,200     2,269,368        10,300       226,497
Sprint Corp. (PCS Group) (NON)                        700        13,300         1,600        30,400            --            --
Swisscom AG ADR (Switzerland)                         700       158,215            --            --            --            --
Taiwan Cellular Corp. (Taiwan) (NON)              184,000       278,491            --            --            --            --
Tele Celular Sul Participacoes S/A
(Brazil)                                          107,200       148,476            --            --            --            --
Tele Celular Sul Participacoes S/A
ADR (Brazil)                                       28,300       503,740            --            --            --            --
Tele Danmark A/S (Denmark)                         22,028       773,164            --            --            --            --
Tele Norte Leste Participacoes S/A
ADR (Brazil)                                       40,800       664,224            --            --            --            --
Telecom Italia Mobile SpA (Italy)                  80,800       545,519            --            --            --            --
Telefonos de Mexico S/A ADR Class L
(Mexico)                                           99,237     3,129,935        27,579       869,842            --            --
Telekom Austria AG (Austria) (NON)                  6,000        31,124            --            --            --            --
Telekomunikacja Polska SA (Poland)                 70,921       380,120            --            --            --            --
Telemig Celular Participacoes S/A ADR
(Brazil)                                            4,300       172,215            --            --            --            --
Telephone and Data Systems, Inc.                      500        46,750         1,100       102,850            --            --
Telesp Celular Participacoes S/A (Brazil)          49,500       289,778            --            --            --            --
TyCom, Ltd. (Bermuda) (NON)                         3,800        49,970         8,700       114,405            --            --
United States Cellular Corp. (NON)                    300        19,050           700        44,450            --            --
Videsh Sanchar Nigam, Ltd. ADR (India)             20,075       237,889            --            --            --            --
Vodafone Group PLC (United Kingdom)             2,963,549     8,129,338     3,461,415     9,495,039       388,703     1,066,255
Voicestream Wireless Corp. (NON)                    1,209       111,681         2,722       251,422            --            --
Western Wireless Corp. (NON)                        2,990       121,469         6,822       277,144            --            --
Worldcom, Inc. (NON)                               79,600     1,487,525       151,225     2,826,017        16,400       306,475
XO Communications, Inc. (NON)                     127,100       889,700       212,500     1,487,500        32,500       227,500
                                                           ------------                ------------                ------------
                                                             58,184,553                  52,973,874                   5,781,811

Telephone                                                          0.6%                        0.3%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc. (NON)                        650         9,588         1,450        21,388            --            --
Broadwing, Inc. (NON)                               5,000        95,750        11,700       224,055            --            --
Korea Telecom Corp. ADR
(South Korea)                                      49,580     1,151,248        53,300     1,237,626            --            --
MGC Communications, Inc. (NON)                        604         1,529            --            --           120           304
Mpower Communications Corp.                            --            --           255           645           402         1,018
Philippine Long Distance Telephone Co.
ADR (Philippines)                                  14,100       202,335            --            --            --            --
Telecom Corp. of New Zealand, Ltd.
(New Zealand)                                      95,527       222,736            --            --            --            --
Telecom Italia SpA (Italy)                        495,631     4,993,076       319,393     3,217,623        35,868       361,341
Telecom Italia SpA RNC (Italy)                    366,724     1,983,333       423,249     2,289,034        47,700       257,973
TelecomAsia Corporation Public Co.,
Ltd. (Thailand) (NON)                             593,800       250,911            --            --            --            --
Telefonica SA (Spain) (NON)                        48,258       776,150         1,625        26,135           323         5,195
Telekom Malaysia Berhad (Malaysia)                197,000       606,553            --            --            --            --
                                                           ------------                ------------                ------------
                                                             10,293,209                   7,016,506                     625,831

Textiles                                                           0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Far Eastern Textile, Ltd. (Taiwan)                454,760       319,912            --            --            --            --
Interface, Inc.                                    48,600       334,125        89,000       611,875            --            --
Liz Claiborne, Inc.                                   500        23,525         1,100        51,755            --            --
Nike, Inc.                                            600        24,330         1,400        56,770            --            --
V. F. Corp.                                           600        21,000         1,400        49,000            --            --
WESCO International, Inc. (NON)                    51,000       471,750        91,600       847,300            --            --
Wilsons The Leather Experts (NON)                   6,400       122,000        11,800       224,938            --            --
Wolverine World Wide, Inc.                         35,200       513,216        63,400       924,372            --            --
                                                           ------------                ------------                ------------
                                                              1,829,858                   2,766,010                          --

Tire & Rubber                                                       --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The)                      600        14,310         1,400        33,390            --            --
Michelin Corp. Class B SA (France)                  5,200       169,518            --            --            --            --
                                                           ------------                ------------                ------------
                                                                183,828                      33,390                          --

Tobacco                                                            0.6%                        0.5%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Altadis SA (Spain)                                106,500     1,317,597        32,220       398,619         3,660        45,281
BAT Industries PLC (United Kingdom)                18,100       133,516            --            --            --            --
Cie Finance Richemont AG
(Switzerland)                                         513     1,159,193         1,017     2,298,049           114       257,598
ITC, Ltd. (India)                                  24,600       429,735            --            --            --            --
Philip Morris Cos., Inc.                          119,403     5,665,672       224,525    10,653,711        25,771     1,222,834
R.J. Reynolds Tobacco Holdings, Inc.                2,100       117,810         4,800       269,280            --            --
Shanghai Industrial Holdings, Ltd.
(Hong Kong)                                       111,000       180,752            --            --            --            --
Swedish Match AB (Sweden)                         231,060       996,866            --            --            --            --
UST, Inc.                                           3,300        99,165         7,500       225,375            --            --
                                                           ------------                ------------                ------------
                                                             10,100,306                  13,845,034                   1,525,713

Toys                                                               0.1%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                        7,600       134,824        17,300       306,902            --            --
Nintendo Co., Ltd. (Japan)                          7,400     1,211,285        13,100     2,144,302         2,100       343,743
Toys R Us (NON)                                     1,600        40,160         3,600        90,360            --            --
Zapf Creaton AG (Germany)                          19,436       669,848            --            --            --            --
                                                           ------------                ------------                ------------
                                                              2,056,117                   2,541,564                     343,743

Transaction Processing                                              --%                        0.1%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Concord EFS, Inc. (NON)                             1,700        68,744         3,900       157,706            --            --
National Data Corp.                                30,300       707,505        53,800     1,256,230            --            --
NOVA Corp./Georgia (NON)                              600        11,064         1,400        25,816            --            --
                                                           ------------                ------------                ------------
                                                                787,313                   1,439,752                          --

Transportation Services                                            0.2%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Post AG 144A (Germany)                    14,600       257,395        24,600       433,693         2,500        44,075
Firstgroup PLC (United Kingdom)                   494,537     2,145,558            --            --            --            --
Grupo Aeroportuario del Sureste SA
de CV ADR (Mexico) (NON)                           99,200     1,920,512            --            --            --            --
TNT Post  Group NV (Netherlands)                    5,000       104,718            --            --            --            --
                                                           ------------                ------------                ------------
                                                              4,428,183                     433,693                      44,075

Trucks & Parts                                                      --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                              1,000        62,460         2,300       143,658            --            --
PACCAR, Inc.                                          500        22,406         1,100        49,294            --            --
                                                           ------------                ------------                ------------
                                                                 84,866                     192,952                          --

Utilities                                                           --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA (France) (NON)                        28,943         3,618            --            --         2,316           290
EVN AG (Australia)                                  1,000        29,162            --            --            --            --
Tenneco, Inc. (Malaysia)                          153,000       475,105            --            --            --            --
                                                           ------------                ------------                ------------
                                                                507,885                          --                         290

Waste Management                                                   0.2%                        0.2%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc. (NON)                      74,800     1,402,500       132,700     2,488,125        19,500       365,625
Stericycle, Inc. (NON)                              4,900       218,663         8,800       392,700            --            --
Tomra Systems ASA (Norway) (NON)                      700        10,916            --            --            --            --
Waste Management, Inc.                             65,700     1,622,790       123,633     3,053,735        14,200       350,740
                                                           ------------                ------------                ------------
                                                              3,254,869                   5,934,560                     716,365

Water Utilities                                                    0.2%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Anglian Water PLC (United Kingdom)                 16,500       135,432            --            --            --            --
Kelda Group PLC (United Kingdom)                  250,600     1,243,060            --            --            --            --
Severn Trent Water PLC
(United Kingdom)                                  219,203     2,163,737            --            --            --            --
Suez Lyonnaise des Eaux (France)                    3,017       445,243            --            --            --            --
                                                         --------------              --------------                ------------
                                                              3,987,472                          --                          --
                                                         --------------              --------------                ------------
Total Common Stocks
(cost $1,310,265,399,
$1,545,102,547 and $138,810,795)                         $1,180,719,953              $1,433,087,589                $125,945,053
-------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                  13.0%                        3.2%                        5.4%
ASSET-BACKED                                    Principal                   Principal                   Principal
SECURITIES(a)                                      Amount         Value        Amount         Value        Amount         Value
-------------------------------------------------------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
Ser. 97-2, Class A2, 7.05s, 2021               $       -- $          --   $    52,361 $      52,222   $    50,375 $      50,241
Capital One Master Trust Ser. 96-2,
Class A, 5.669s, 2005                           8,435,000     8,437,615     2,870,000     2,870,890     1,695,000     1,695,525
Capital One Master Trust Ser. 99-2,
Class A, 5.694s, 2005                          12,679,000    12,671,012     4,212,000     4,209,346       609,000       608,616
Chase Credit Card Master Trust
Ser. 00-2, Class A, 5.264s, 2005               10,012,000    10,015,104     3,326,000     3,327,031     2,162,000     2,162,670
Chevy Chase Master Credit Card Trust
Ser. 95-C, Class A, 5.424s, 2006                6,488,000     6,492,023     2,208,000     2,209,369     1,304,000     1,304,808
Conseco Finance Securitization
Ser. 00-4, Class A6, 8.31s, 2032                  885,000       943,908     3,680,000     3,924,950     1,900,000     2,026,469
Conseco Finance Securitization
Ser. 00-5, Class A6, 7.96s, 2032                  505,000       528,672     2,105,000     2,203,672     1,090,000     1,141,094
Discover Card Master Trust I
Ser. 00-3, Class A, 5.284s, 2005               15,000,000    15,009,300     5,000,000     5,003,100     5,000,000     5,003,100
Federal Home Loan Mortgage
Acceptance Corp. Ser. T-25,
Class A1, 6.791s, 2030                         18,916,009    18,916,009     1,616,304     1,616,304            --            --
First Plus 144A Ser. 98-A, Class A,
8 1/2s, 2023                                      157,050       118,426       339,086       255,692       521,122       392,958
First USA Credit Card Master Trust
Ser. 95-2, Class A, 6.28s, 2004                 7,096,000     7,107,070     1,304,000     1,306,034            --            --
First USA Credit Card Master Trust
Ser. 98-1, Class A, 5.96s, 2006                 9,495,000     9,491,012     3,155,000     3,153,675     2,050,000     2,049,139
Fleet Credit Card Master Trust II
Ser. 00-B, Class A, 5.274s, 2005               15,000,000    15,004,650     5,000,000     5,001,550     5,000,000     5,001,550
MBNA Master Credit Card Trust
Ser. 00-B, Class A, 5.998s, 2005               30,000,000    30,018,600    10,000,000    10,006,200            --            --
MBNA Master Credit Card Trust
Ser. 95-E, Class A, 6.103s, 2005                9,213,000     9,230,228       787,000       788,472            --            --
MBNA Master Credit Card Trust
Ser. 96-E, Class A, 5.334s, 2005               30,000,000    30,046,800    12,000,000    12,018,720     8,000,000     8,012,480
MBNA Master Credit Card Trust
Ser. 96-J, Class A, 5.314s, 2006               30,000,000    30,046,800    20,000,000    20,031,200    20,000,000    20,031,200
MBNA Master Credit Card Trust
Ser. 96-K, Class A, 5.294s, 2006                9,365,000     9,373,709     3,112,000     3,114,894     2,023,000     2,024,881
MBNA Master Credit Card Trust
Ser. 98-A, Class A, 5.274s, 2005               21,345,000    21,358,234     4,743,000     4,745,941     2,407,000     2,408,492
Provident Bank Home Equity
Loan Trust 6.798s, 2019                                --            --        77,263        77,263            --            --
                                                           ------------                ------------                ------------
Total Asset-Backed Securities
(cost $234,786,394, $85,687,000
and $53,867,143)                                           $234,809,172                $ 85,916,525                $ 53,913,223
-------------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH                     BALANCED                 CONSERVATIVE

                                                                  12.7%                       16.9%                       39.5%
CORPORATE BONDS                                 Principal                   Principal                   Principal
AND NOTES                                          Amount         Value        Amount         Value        Amount         Value

Advertising and Marketing Services                                 0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Adams Outdoor Advertising
sr. notes 10 3/4s, 2006                       $    95,000 $      97,850   $        --  $         --   $    60,000 $      61,800
AOA Holdings LLC
sr. notes 10 3/8s, 2006                           520,000       494,000            --            --       260,000       247,000
Interact Operating Co.
144A notes 14s, 2003                              245,008         4,900            --            --        55,126         1,103
Lamar Media Corp.
company guaranty 9 5/8s, 2006                     790,000       825,550            --            --       615,000       642,675
Lamar Media Corp.
sr. sub. notes 9 1/4s, 2007                       105,000       107,625            --            --            --            --
                                                           ------------                ------------                ------------
                                                              1,529,925                          --                     952,578

Aerospace and Defense                                              0.3%                        0.4%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
Argo-Tech Corp. company guaranty
Ser. D, 8 5/8s, 2007                               80,000        71,600            --            --       240,000       214,800
Argo-Tech Corp. 144A company
guaranty 8 5/8s, 2007                           1,085,000       971,075            --            --       360,000       322,200
BE Aerospace, Inc. sr. sub. notes
9 1/2s, 2008                                      865,000       888,788            --            --       470,000       482,925
BE Aerospace, Inc. sr. sub. notes
Ser. B, 8s, 2008                                  520,000       501,800            --            --       180,000       173,700
Decrane Aircraft Holdings Co.
company guaranty Ser. B, 12s, 2008                     --            --            --            --       150,000       142,875
L-3 Communications Corp. company
guaranty Ser. B, 8s, 2008                         300,000       295,500            --            --        80,000        78,800
L-3 Communications Corp.
sr. sub. notes 8 1/2s, 2008                       950,000       954,750            --            --       290,000       291,450
L-3 Communications Corp.
sr. sub. notes Ser. B, 10 3/8s, 2007                   --            --            --            --        40,000        41,000
Lockheed Martin Corp. bonds
8 1/2s, 2029                                           --            --     3,265,000     3,690,952     1,830,000     2,068,742
Lockheed Martin Corp. company
guaranty 7 1/4s, 2006                                  --            --     5,165,000     5,412,817     2,475,000     2,593,751
Moog, Inc. sr. sub. notes Ser. B, 10s, 200        290,000       291,450            --            --       140,000       140,700
Sequa Corp. sr. notes 9s, 2009                    760,000       765,700     1,070,000     1,078,025     1,440,000     1,450,800
                                                           ------------                ------------                ------------
                                                              4,740,663                  10,181,794                   8,001,743

Agriculture                                                        0.1%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc.
sr. sec. notes 11s, 2003 (PIK)                  1,491,122     1,416,566            --            --       829,560       788,082

Airlines                                                           0.1%                        0.7%                        1.3%
-------------------------------------------------------------------------------------------------------------------------------
Air Canada Corp. 144A 10 1/4s, 2011
(Canada)                                          250,000       242,500            --            --       120,000       116,400
Airbus Industries 144A notes Ser. D,
12.266s, 2020                                     200,000       215,244       550,000       591,920       450,000       484,298
Calair LLC 144A company guaranty
8 1/8s, 2008                                      710,000       683,375     2,490,000     2,396,625     1,620,000     1,559,250
Northwest Airlines, Inc. company
guaranty 8.7s, 2007                                    --            --     1,330,000     1,297,535       170,000       165,850
Northwest Airlines, Inc. company
guaranty 8.52s, 2004                                   --            --     3,160,000     3,164,203     2,890,000     2,893,844
Northwest Airlines, Inc. company
guaranty 8 3/8s, 2004                             410,000       405,957            --            --        40,000        39,606
Northwest Airlines, Inc. company
guaranty 7 5/8s, 2005                              80,000        78,421            --            --       170,000       166,644
United Air Lines Corp. deb. 9 3/4s, 2021               --            --     3,370,000     3,237,391     2,630,000     2,526,510
United Air Lines Corp. pass-through
certificates Ser. 00-2, 7.186s, 2011                   --            --     4,190,000     4,357,265     2,720,000     2,828,582
US Air, Inc. pass thru certificates
Ser. 93-A2, 9 5/8s, 2003                          100,000        99,638       270,000       269,023       230,000       229,167
US Air, Inc. pass-through certificates
Ser. 93-A3, 10 3/8s, 2013                         280,000       277,200     2,400,000     2,376,000     1,780,000     1,762,200
                                                           ------------                ------------                ------------
                                                              2,002,335                  17,689,962                  12,772,351

Automotive                                                         0.3%                        0.4%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology Corp.
sr. sub. notes 12s, 2004                          763,000       717,220            --            --       398,000       374,120
Collins & Aikman Products, Inc.
company guaranty 11 1/2s, 2006                    310,000       255,750            --            --       160,000       132,000
Dana Corp. notes 6 1/4s, 2004                     440,000       394,808            --            --       210,000       188,431
Delphi Automotive Systems Corp.
notes 6 1/8s, 2004                                     --            --     3,660,000     3,645,287     1,895,000     1,887,382
Dura Operating Corp. company
guaranty Ser. B, 9s, 2009                         520,000       452,400            --            --       250,000       217,500
Federal Mogul Corp. notes 7 3/4s, 2006          1,510,000       211,400            --            --       540,000        75,600
Federal Mogul Corp. notes 7 3/8s, 2006             90,000        12,600            --            --            --            --
Ford Motor Co. bonds 6 5/8s, 2028                      --            --     3,440,000     3,048,597     1,810,000     1,604,058
Hayes Lemmerz International, Inc.
company guaranty Ser. B, 8 1/4s, 2008             630,000       428,400            --            --        80,000        54,400
Hayes Wheels International, Inc.
company guaranty 11s, 2006                        300,000       249,000            --            --        80,000        66,400
Hayes Wheels International, Inc.
company guaranty Ser. B, 9 1/8s, 2007             915,000       658,800            --            --       300,000       216,000
Hayes Wheels International, Inc. 144A
sr. sub. notes 9 1/8s, 2007                       280,000       198,800            --            --       570,000       404,700
Lear Corp. company guaranty Ser. B,
8.11s, 2009                                       670,000       669,410            --            --       340,000       339,701
Lear Corp. company guaranty Ser. B,
7.96s, 2005                                       560,000       566,698            --            --       260,000       263,110
Lear Corp. sub. notes 9 1/2s, 2006                     --            --     2,480,000     2,550,184       210,000       215,943
Oxford Automotive, Inc. company
guaranty Ser. D, 10 1/8s, 2007                  1,300,000       793,000            --            --       640,000       390,400
Safety Components International, Inc.
sr. sub. notes Ser. B, 10 1/8s, 2007
(In default) (NON)                                160,000        64,400            --            --        35,000        14,088
Talon Automotive Group sr. sub. notes
Ser. B, 9 5/8s, 2008 (In default) (NON)           780,000        39,000            --            --       190,000         9,500
Visteon Corp. sr. notes 8 1/4s, 2010                   --            --     1,405,000     1,475,444       730,000       766,601
                                                           ------------                ------------                ------------
                                                              5,711,686                  10,719,512                   7,219,934

Banking                                                            0.3%                        2.1%                        3.6%
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp. sub. notes
7.4s, 2011                                             --            --     2,680,000     2,819,976     1,135,000     1,194,281
Bank One Corp. sub notes 7 7/8s, 2010                  --            --     3,260,000     3,535,968     1,900,000     2,060,840
BankAmerica Corp. sr. notes
5 7/8s, 2009                                           --            --    10,035,000     9,632,998     6,150,000     5,903,631
Chevy Chase Savings Bank, Inc.
sub. deb. 9 1/4s, 2008                            330,000       325,050            --            --            --            --
Chevy Chase Savings Bank, Inc.
sub. deb. 9 1/4s, 2005                            120,000       119,400            --            --       300,000       298,500
Citicorp, Inc. sub. notes 6 3/8s, 2008                 --            --     1,190,000     1,189,334       565,000       564,684
Citigroup, Inc. deb. 6 5/8s, 2028                      --            --     1,770,000     1,667,198       970,000       913,662
Citigroup, Inc. notes 6 1/2s, 2011                     --            --     1,700,000     1,714,093     1,015,000     1,023,414
Colonial Bank sub. notes 8s, 2009                      --            --     1,390,000     1,348,717       610,000       591,883
Colonial Capital II 144A company
guaranty 8.92s, 2027                              395,000       368,649       540,000       503,976       980,000       914,622
CSBI Capital Trust I 144A company
guaranty 11.75%, 2007                                  --            --            --            --        90,000       103,050
Dime Capital Trust I bank guaranty
Ser. A, 9.33s, 2027                                    --            --     3,370,000     3,294,883     2,320,000     2,268,287
First Union Capital II company
guaranty Ser. A, 7.95s, 2029                           --            --     4,755,000     4,643,353     3,155,000     3,080,921
Firstar Bank Milwaukee sr. bank notes
6 1/4s, 2002                                           --            --     1,420,000     1,448,343       805,000       821,068
FleetBoston Financial Corp. notes
7 1/4s, 2005                                           --            --     4,690,000     4,962,395     2,210,000     2,338,357
GS Escrow Corp. sr. notes 7 1/8s, 2005          2,765,000     2,714,511     3,850,000     3,779,699     4,485,000     4,403,104
Merita Bank, Ltd. sub. notes 6 1/2s, 2006
(Finland)                                              --            --     1,230,000     1,259,188       645,000       660,306
NationsBank Corp. sub. notes
6 7/8s, 2005                                           --            --     1,385,000     1,429,957       740,000       764,020
Peoples Bank-Bridgeport sub. notes
7.2s, 2006                                             --            --     1,075,000     1,056,811       595,000       584,933
Peoples Heritage Capital Trust
company guaranty Ser. B, 9.06s, 2027                   --            --       210,000       185,795       175,000       154,830
Provident Capital Trust
company guaranty 8.6s, 2026                            --            --       190,000       166,157            --            --
Riggs Capital Trust 144A bonds
8 5/8s, 2026                                       35,000        23,561       120,000        80,779        70,000        47,121
Sovereign Bancorp, Inc. sr. notes
10 1/2s, 2006                                   1,580,000     1,674,800     5,220,000     5,533,200     4,290,000     4,547,400
Sovereign Capital Trust
company guaranty 9s, 2027                          50,000        32,983            --            --        45,000        29,684
St. Paul Bancorp sr. notes 7 1/8s, 2004                --            --     1,070,000     1,091,047       585,000       596,507
Webster Capital Trust I 144A bonds
9.36s, 2027                                         5,000         4,358        20,000        17,434       320,000       278,941
Wells Fargo & Co. sr. notes 7 1/4s, 2005               --            --     4,710,000     5,004,422     2,225,000     2,364,085
                                                           ------------                ------------                ------------
                                                              5,263,312                  56,365,723                  36,508,131

Beverage                                                            --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.
deb. 7.55s, 2030                                       --            --     1,805,000     2,000,806       930,000     1,030,886
Constellation Brands, Inc.
company guaranty 8 1/2s, 2009                     100,000       101,000            --            --        60,000        60,600
Constellation Brands, Inc. 144A
sr. notes 8s, 2008                                410,000       419,225            --            --       140,000       143,150
                                                           ------------                ------------                ------------
                                                                520,225                   2,000,806                   1,234,636

Broadcasting                                                       0.7%                        0.4%                        1.3%
-------------------------------------------------------------------------------------------------------------------------------
Acme Television 144A sr. disc. notes
10 7/8%, 2004                                     980,000       911,400            --            --       470,000       437,100
Allbritton Communications Co. sr. sub.
notes Ser. B, 8 7/8s, 2008                        240,000       238,800            --            --       120,000       119,400
AMFM Operating, Inc.
deb. 12 5/8s, 2006 (PIK)                           25,500        28,178        63,600        70,278        22,200        24,531
Benedek Communications Corp.
sr. disc. notes stepped-coupon
zero % (13 1/4s, 5/15/01), 2006 (STP)             560,000       375,200            --            --       275,000       184,250
British Sky Broadcasting PLC
company guaranty 8.2s, 2009
(United Kingdom)                                   80,000        80,591            --            --        40,000        40,296
British Sky Broadcasting PLC
company guaranty 7.3s, 2006
(United Kingdom)                                  150,000       149,241            --            --        70,000        69,646
British Sky Broadcasting PLC
company guaranty 6 7/8s, 2009
(United Kingdom)                                  270,000       251,373     4,219,000     3,927,931     3,020,000     2,811,650
Chancellor Media Corp.
company guaranty 8s, 2008                       1,320,000     1,367,850            --            --       710,000       735,738
Citadel Broadcasting, Inc. sr. sub. notes
10 1/4s, 2007                                     104,370       111,676            --            --       240,000       256,800
Echostar Broadband Corp. sr. notes
10 3/8s, 2007                                   3,495,000     3,564,900            --            --     1,730,000     1,764,600
Emmis Escrow Corp. 144A sr. disc.
notes stepped-coupon zero %
(12 1/2s, 3/15/06), 2011 (STP)                    270,000       149,175            --            --       130,000        71,825
Fox Family Worldwide, Inc. sr. disc.
notes stepped-coupon zero %
(10 1/4s, 11/1/02), 2007 (STP)                    390,000       335,400            --            --       130,000       111,800
Fox Family Worldwide, Inc. sr. notes
9 1/4s, 2007                                      780,000       780,000            --            --       510,000       510,000
Fox/Liberty Networks LLC sr. notes
8 7/8s, 2007                                      260,000       267,150            --            --       140,000       143,850
Golden Sky Systems company
guaranty Ser. B, 12 3/8s, 2006                    270,000       274,050            --            --       150,000       152,250
Granite Broadcasting Corp.
sr. sub. notes 9 3/8s, 2005                       225,000       157,500            --            --            --            --
Granite Broadcasting Corp.
sr. sub. notes 8 7/8s, 2008                            --            --            --            --       150,000       102,000
Lin Holdings Corp. sr. disc. notes
stepped-coupon zero %
(10s, 3/1/03), 2008 (STP)                         350,000       252,000            --            --       350,000       252,000
LIN Television Corp.
company guaranty 8 3/8s, 2008                   1,000,000       900,000            --            --       370,000       333,000
News America Holdings, Inc.
deb. 7.7s, 2025                                        --            --     7,085,000     6,676,621     3,590,000     3,383,072
News America Holdings, Inc.
sr. notes 6 5/8s, 2008                            440,000       425,823            --            --       200,000       193,556
Pegasus Communications Corp.
sr. notes Ser. B, 9 3/4s, 2006                    150,000       144,750            --            --        40,000        38,600
Pegasus Media & Communications
notes Ser. B, 12 1/2s, 2005                       200,000       204,000            --            --       140,000       142,800
PHI Holdings, Inc. sr. sub. notes
zero %, 2001                                      606,000       599,031            --            --       788,000       778,938
Radio One, Inc. company quaranty
Ser. B, 12s, 2004                                 255,000       267,750            --            --       130,000       136,500
Sinclair Broadcast Group, Inc.
company guaranty 9s, 2007                         230,000       211,600            --            --        90,000        82,800
Sinclair Broadcast Group, Inc.
sr. sub notes 10s, 2005                            40,000        38,200            --            --            --            --
Sinclair Broadcast Group, Inc.
sr. sub. notes 8 3/4s, 2007                       310,000       280,550            --            --       180,000       162,900
Young Broadcasting, Inc. 144A
sr. sub notes 10s, 2011                           800,000       772,000            --            --       380,000       366,700
                                                           ------------                ------------                ------------
                                                             13,138,188                  10,674,830                  13,406,602

Building Materials                                                 0.1%                         --%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
American Standard, Inc.
company guaranty 7 5/8s, 2010                     515,000       509,850            --            --       390,000       386,100
American Standard, Inc.
company guaranty 7 1/8s, 2003                     425,000       425,000            --            --       110,000       110,000
Atrium Companies, Inc.
company guaranty Ser. B,
10 1/2s, 2009                                     180,000       148,500            --            --        50,000        41,250
Building Materials Corp. of America
company guaranty 8s, 2008                         210,000       111,300     1,240,000       657,200       740,000       392,200
Dayton Superior Corp.
company guaranty 13s, 2009                        860,000       864,300            --            --       460,000       462,300
NCI Building Systems, Inc. sr. sub. notes
Ser. B, 9 1/4s, 2009                              280,000       270,200            --            --       100,000        96,500
Nortek, Inc. sr. notes Ser. B, 8 7/8s, 200        240,000       231,600            --            --       120,000       115,800
                                                           ------------                ------------                ------------
                                                              2,560,750                     657,200                   1,604,150

Cable Television                                                   0.9%                        0.4%                        1.5%
-------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
sr. notes 10 7/8s, 2010                           690,000       727,950            --            --       360,000       379,800
Adelphia Communications Corp.
sr. notes 7 7/8s, 2009                                 --            --       835,000       772,375       280,000       259,000
Adelphia Communications Corp.
sr. notes Ser. B, 9 7/8s, 2007                  1,335,000     1,338,338            --            --       795,000       796,988
Adelphia Communications Corp.
sr. notes Ser. B, 8 3/8s, 2008                     60,000        57,000            --            --            --            --
Century Communications Corp.
sr. notes 8 7/8s, 2007                            190,000       178,600        30,000        28,200        50,000        47,000
Charter Communications Holdings LLC
sr. notes 8 1/4s, 2007                            190,000       181,925            --            --       100,000        95,750
Charter Communications Holdings LLC
sr. notes 11 1/8s, 2011                         3,260,000     3,496,350            --            --     1,560,000     1,673,100
Charter Communications Holdings LLC
sr. notes 10 3/4s, 2009                           120,000       127,800            --            --        60,000        63,900
Comcast UK Cable, Ltd.
deb. 10 3/4%, 11/15/2007                          550,000       495,000            --            --     1,090,000       981,000
CSC Holdings, Inc. deb. 7 5/8s, 2018                   --            --     1,630,000     1,463,707     1,380,000     1,239,212
CSC Holdings, Inc. sr. notes 7 7/8s, 2007              --            --     1,285,000     1,298,197       630,000       636,470
CSC Holdings, Inc. sr. notes 7 1/4s, 2008              --            --       310,000       301,069       110,000       106,831
CSC Holdings, Inc. sr. notes
Ser. B, 8 1/8s, 2009                                   --            --     3,560,000     3,613,222     1,440,000     1,461,528
CSC Holdings, Inc.
sr. sub. deb. 10 1/2s, 2016                     1,090,000     1,199,000            --            --       720,000       792,000
CSC Holdings, Inc.
sr. sub. deb. 9 7/8s, 2013                        375,000       401,250     1,310,000     1,401,700     1,710,000     1,829,700
Diamond Cable Communication Co.
sr. disc. notes stepped-coupon
zero % (10 3/4s, 2/15/02), 2007
(United Kingdom) (STP)                          1,025,000       732,875     1,070,000       765,050     1,330,000       950,950
Diva Systems Corp. sr. disc. notes
stepped-coupon Ser. B, zero %
(12 5/8s, 3/1/03), 2008 (STP)                   1,719,000       429,750            --            --     1,063,000       265,750
Insight Communications Company, Inc.
144A sr. disc. notes zero %, 2011                 110,000        60,225            --            --        30,000        16,425
Insight Midwest LP/Insight Capital, Inc.
144A sr. notes 10 1/2s, 2010                      960,000     1,024,800            --            --       480,000       512,400
International Cabletel, Inc.
sr. disc. notes 11 1/2%, 2006                          --            --            --            --       500,000       442,500
Jones Intercable, Inc. sr. notes 8 7/8s, 2             --            --     1,230,000     1,311,451       340,000       362,515
Knology Holdings, Inc.
sr. disc. notes stepped-coupon
zero % (11 7/8s, 10/15/02), 2007 (STP)             45,000        11,250            --            --        20,000         5,000
Mediacom LLC/Mediacom Capital
Corp. 144A sr. notes 9 1/2s, 2013                 330,000       323,400            --            --       160,000       156,800
NTL Communications Corp. sr. notes
Ser. B, 11 1/2s, 2008                           2,710,000     2,411,900            --            --       870,000       774,300
RCN Corp. sr. notes 10 1/8s, 2010                      --            --            --            --       170,000        68,000
Rogers Cablesystems, Ltd.
deb. 10 1/8s, 2012 (Canada)                       180,000       192,600            --            --        90,000        96,300
Rogers Cablesystems, Ltd.
notes 11s, 2015 (Canada)                           90,000       100,800            --            --        50,000        56,000
Supercanal Holdings SA 144A
sr. notes 11 1/2s, 2005 (Argentina)
(In default) (NON)                                420,000        96,600            --            --       100,000        23,000
TeleWest Communications PLC
deb. 11s, 2007 (United Kingdom)                   450,000       439,875            --            --            --            --
TeleWest Communications PLC
sr. disc. notes stepped-coupon
zero % (11 3/8s, 2/1/05), 2010
(United Kingdom) (STP)                                 --            --            --            --       260,000       148,200
TeleWest Communications PLC
sr. disc. notes stepped-coupon
zero % (9 1/4s, 4/15/04), 2009
(United Kingdom) (STP)                            340,000       200,600            --            --            --            --
TeleWest Communications PLC
sr. notes 9 7/8s, 2010
(United Kingdom)                                   70,000        65,800            --            --       270,000       253,800
TeleWest Communications PLC
144A sr. notes 11 1/4s, 2008
(United Kingdom)                                  260,000       265,200            --            --       120,000       122,400
United Pan-Europe NV sr. disc. notes
stepped-coupon zero %
(13 3/4s, 2/1/05), 2010
(Netherlands) (STP)                             1,340,000       455,600            --            --       160,000        54,400
United Pan-Europe NV
sr. notes Ser. B, 10 7/8s, 2007
(Netherlands)                                     530,000       349,800            --            --       220,000       145,200
United Pan-Europe NV 144A bonds
10 7/8s, 2009 (Netherlands)                            --            --            --            --        80,000        53,600
United Pan-Europe NV 144A
sr. disc. notes12 1/2%, 2009
(Netherlands)                                     670,000       234,500            --            --       750,000       262,500
                                                           ------------                ------------                ------------
                                                             15,598,788                  10,954,971                  15,132,319

Chemicals                                                          0.5%                        0.5%                        1.3%
-------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co. deb. 9.8s, 2020                      --            --            --            --       240,000       230,400
Geo Specialty Chemicals, Inc.
sr. sub. notes 10 1/8s, 2008                      840,000       747,600            --            --       350,000       311,500
Georgia Gulf Corp.
company guaranty 10 3/8s, 2007                    190,000       197,600            --            --        90,000        93,600
Hercules, Inc. 144A
company guaranty 11 1/8s, 2007                    110,000       111,100            --            --        30,000        30,300
Huntsman Corp. 144A
sr. sub. notes 9.486s, 2007                       760,000       566,200            --            --       100,000        74,500
Huntsman ICI Chemicals, Inc.
company guaranty 10 1/8s, 2009                    830,000       854,900            --            --       630,000       648,900
ISP Holdings, Inc. sr. notes
Ser. B, 9 3/4s, 2002                              520,000       488,800       895,000       841,300       985,000       925,900
ISP Holdings, Inc. sr. notes
Ser. B, 9s, 2003                                  100,000        93,000            --            --        50,000        46,500
Lyondell Petrochemical Co.
notes Ser. A, 9 5/8s, 2007                        890,000       914,475     4,390,000     4,510,725     2,530,000     2,599,575
Lyondell Petrochemical Co.
sec. notes Ser. B, 9 7/8s, 2007                 2,280,000     2,337,000     1,750,000     1,793,750     2,615,000     2,680,375
Lyondell Petrochemical Co.
sr. sub. notes 10 7/8s, 2009                           --            --            --            --       390,000       395,850
PCI Chemicals & Pharmaceuticals
company guaranty 9 1/4s, 2007
(India)                                           100,000        38,500            --            --            --            --
Pioneer Americas Acquisition 144A
sr. notes 9 1/4s, 2007 (In default) (NON)         185,000        49,950            --            --        90,000        24,300
PMD Group, Inc. 144A
sr. sub notes 11s, 2011                           250,000       260,000            --            --       120,000       124,800
Polymer Group, Inc. company
guaranty Ser. B, 9s, 2007                         230,000       119,600            --            --       230,000       119,600
Polymer Group, Inc. company
guaranty Ser. B, 8 3/4s, 2008                     560,000       257,600            --            --       160,000        73,600
Polytama International notes
11 1/4s, 2007 (Indonesia)                         203,146        10,157            --            --        48,368         2,418
Praxair, Inc. notes 6 1/2s, 2008                       --            --     2,260,000     2,268,226     1,300,000     1,304,732
Rohm & Haas Co. notes 7.4s, 2009                       --            --     4,455,000     4,712,945     2,415,000     2,554,829
Royster-Clark, Inc. 1st mtge.
10 1/4s, 2009                                     495,000       396,000            --            --       450,000       360,000
Scotts Co. (The) company guaranty
8 5/8s, 2009                                      290,000       292,900            --            --       150,000       151,500
Sterling Chemicals Holdings
sr. disc. notes stepped-coupon
zero % (13 1/2s, 8/15/01), 2008 (STP)             370,000        44,400            --            --       100,000        12,000
Sterling Chemicals, Inc. company
guaranty Ser. B, 12 3/8s, 2006                    500,000       470,000            --            --       260,000       244,400
Texas Petrochemical Corp.
sr. sub. notes Ser. B, 11 1/8s, 2006              140,000       115,500            --            --        70,000        57,750
                                                           ------------                ------------                ------------
                                                              8,365,282                  14,126,946                  13,067,329

Commercial and Consumer Services                                   0.1%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp. sr. notes
Ser. D, 11 3/4s, 2005                           1,110,000     1,126,650            --            --       690,000       700,350
Hertz Corp. sr. notes 7s, 2028                         --            --     2,265,000     2,080,923     1,270,000     1,166,787
Travel Centers of America
notes 12 3/4s, 2009                               130,000       127,075            --            --        60,000        58,650
                                                           ------------                ------------                ------------
                                                              1,253,725                   2,080,923                   1,925,787

Components                                                          --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc. 144A
company guaranty 12 1/2s, 2007
(Cayman Islands)                                  220,000       219,450     1,680,000     1,675,800     1,430,000     1,426,425

Conglomerates                                                       --%                        0.3%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Tyco International, Ltd.
company guaranty 6 3/8s, 2005
(Luxembourg)                                           --            --       935,000       946,098       515,000       521,113
Tyco International, Ltd.
company guaranty
6 3/4s, 2011 (Luxembourg)                              --            --     4,985,000     5,008,430     2,665,000     2,677,526
Tyco International, Ltd.
company guaranty 6 1/4s, 2003
(Luxembourg)                                           --            --     2,210,000     2,240,299     1,550,000     1,571,251
                                                           ------------                ------------                ------------
                                                                     --                   8,194,827                   4,769,890

Construction                                                       0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co.
company guaranty 13s, 2009                      1,180,000       991,200            --            --       600,000       504,000
Morrison Knudsen Corp. 144A
sr. notes 11s, 2010                               570,000       136,800            --            --       275,000        66,000
                                                           ------------                ------------                ------------
                                                              1,128,000                          --                     570,000

Consumer                                                           0.2%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc.
company guaranty 10 1/8s, 2008                    540,000       218,700            --            --       280,000       113,400
Jostens, Inc. sr. sub notes 12 3/4s, 2010         830,000       865,275            --            --       480,000       500,400
Samsonite Corp. sr. sub. notes
10 3/4s, 2008                                   1,340,000     1,085,400            --            --       620,000       502,200
Sealy Mattress Co. sr. sub. notes
Ser. B, 9 7/8s, 2007                              775,000       794,375            --            --       365,000       374,125
                                                           ------------                ------------                ------------
                                                              2,963,750                          --                   1,490,125

Consumer Finance                                                   0.1%                        1.2%                        2.0%
-------------------------------------------------------------------------------------------------------------------------------
Aames Financial Corp. sr. notes
9 1/8s, 2003                                       20,000        11,400            --            --       190,000       108,300
American Express Co.
notes 6 7/8s, 2005                                     --            --     2,175,000     2,292,602     1,145,000     1,206,910
Capital One Financial Corp.
notes 7 1/4s, 2006                                     --            --     1,120,000     1,094,226       880,000       859,749
Conseco Finance Trust III, Inc.
bonds 8.796s, 2027                              1,360,000       782,000            --            --       600,000       345,000
Conseco Financial Corp. sr. sub.
notes 10 1/4s, 2002                                    --            --     3,150,000     2,929,500     1,850,000     1,720,500
Contifinancial Corp. sr. notes
8 3/8s, 2003 (In default) (NON)                   505,000        85,850            --            --       135,000        22,950
Contifinancial Corp. sr. notes
8 1/8s, 2008 (In default) (NON)                   730,000       124,100            --            --       200,000        34,000
Contifinancial Corp. sr. notes
7 1/2s, 2002 (In default) (NON)                   810,000       137,700            --            --       210,000        35,700
Delta Financial Corp. company
guaranty 9 1/2s, 2004                             767,000       276,120            --            --       192,000        69,120
Ford Motor Credit Corp. bonds
7 3/8s, 2011                                           --            --     2,685,000     2,781,311     1,560,000     1,615,957
Ford Motor Credit Corp. notes
7 3/8s, 2009                                           --            --     5,910,000     6,114,722     3,385,000     3,502,256
Ford Motor Credit Corp.
sr. notes 5.8s, 2009                                   --            --     1,750,000     1,642,165       960,000       900,845
General Motors Acceptance Corp.
5 3/4s, 2003                                           --            --     3,970,000     3,977,662     2,835,000     2,840,472
General Motors Acceptance Corp.
notes 6 5/8s, 2002                                     --            --     1,600,000     1,628,048       900,000       915,777
Household Finance Corp.
notes 8s, 2005                                         --            --     7,400,000     7,955,148     4,225,000     4,541,960
Household Finance Corp. notes
6 1/2s, 2006                                           --            --     2,305,000     2,349,924     1,195,000     1,218,291
Nationwide Credit, Inc. sr. notes
Ser. A, 10 1/4s, 2008                             660,000       231,000            --            --       160,000        56,000
ONO Finance PLC sr. notes 13s, 2009
(United Kingdom)                                       --            --            --            --       150,000       115,500
ONO Finance PLC 144A sr. notes
14s, 2011 (United Kingdom)                        290,000       249,400            --            --            --            --
Outsourcing Solutions, Inc. sr. sub. notes
Ser. B, 11s, 2006                                 100,000        80,000            --            --       215,000       172,000
                                                           ------------                ------------                ------------
                                                              1,977,570                  32,765,308                  20,281,287

Consumer Goods                                                     0.2%                        0.3%                        0.6%
-------------------------------------------------------------------------------------------------------------------------------
Albecca, Inc. company guaranty
10 3/4s, 2008                                   1,390,000     1,372,625            --            --       680,000       671,500
Chattem, Inc. company guaranty
Ser. B, 8 7/8s, 2008                               50,000        42,500            --            --        20,000        17,000
Doane Pet Care Corp. sr. sub. deb.
9 3/4s, 2007                                    1,210,000       968,000            --            --       590,000       472,000
Elizabeth Arden, Inc. 144A notes
11 3/4s, 2011                                     420,000       441,000            --            --       250,000       262,500
French Fragrances, Inc. company guaranty
Ser. D, 10 3/8s, 2007                             180,000       178,650            --            --        40,000        39,700
NBTY, Inc. 144A sr. sub. notes
8 5/8s, 2007                                      550,000       462,000            --            --       240,000       201,600
Playtex Products, Inc. sr. sub notes
9s, 2003                                          280,000       279,300            --            --       150,000       149,625
Playtex Products, Inc. 144A company
guaranty Ser. B, 8 7/8s, 2004                     100,000       101,250            --            --        90,000        91,125
Procter & Gamble Co. unsub. notes
6 7/8s, 2009                                           --            --     6,810,000     7,245,023     3,840,000     4,085,299
                                                           ------------                ------------                ------------
                                                              3,845,325                   7,245,023                   5,990,349

Containers                                                         0.2%                        0.2%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
AEP Industries, Inc. sr. sub. notes
9 7/8s, 2007                                      575,000       552,000            --            --       280,000       268,800
Ball Corp. company guaranty
8 1/4s, 2008                                      290,000       292,175     2,275,000     2,292,063       455,000       458,413
Ball Corp. company guaranty 7 3/4s, 2006               --            --       945,000       949,725     1,772,000     1,780,860
Huntsman Packaging Corp. company
guaranty 13s, 2010                                     --            --            --            --       160,000        88,000
Owens-Illinois, Inc. sr. notes 8.1s, 2007         270,000       210,600            --            --       170,000       132,600
Owens-Illinois, Inc. sr. notes 7.35s, 2008             --            --       130,000        97,500       120,000        90,000
Owens-Illinois, Inc. sr. notes 7.15s, 2005        370,000       296,000     2,440,000     1,952,000     1,900,000     1,520,000
Radnor Holdings, Inc. sr. notes 10s, 2003         185,000       157,250       365,000       310,250       170,000       144,500
Tekni-Plex, Inc. company guaranty
Ser. B, 12 3/4s, 2010                           1,690,000     1,537,900            --            --       820,000       746,200
U.S. Can Corp. 144A sr. sub. notes
12 3/8s, 2010                                     260,000       270,400            --            --       140,000       145,600
                                                           ------------                ------------                ------------
                                                              3,316,325                   5,601,538                   5,374,973

Electric Utilities                                                 0.1%                        1.0%                        1.7%
-------------------------------------------------------------------------------------------------------------------------------
Arizona Public Service Co. sr. notes
6 3/4s, 2006                                           --            --     1,975,000     2,010,945     1,135,000     1,155,657
Cleveland Electric Illuminating Co.
1st mtge. Ser. B, 9 1/2s, 2005                     60,000        61,852            --            --       150,000       154,631
CMS Energy Corp. pass thru certificates
7s, 2005                                          480,000       460,018       900,000       862,533       460,000       440,850
CMS Energy Corp. sr. notes 8 1/2s, 2011           180,000       178,650            --            --        90,000        89,325
CMS Energy Corp. sr. notes 7 1/2s, 2009                --            --            --            --        70,000        66,164
CMS Energy Corp. sr. notes Ser. B,
6 3/4s, 2004                                      655,000       632,075     2,700,000     2,605,500     2,490,000     2,402,850
Dominion Resources, Inc. sr. notes Ser. B,
7 5/8s, 2005                                           --            --     4,690,000     4,969,712     2,210,000     2,341,804
Luannan Energy Co. sec. notes
12 1/4s, 2002 (Cayman Islands)                      7,390         3,695            --            --         1,847           924
Niagara Mohawk Power Corp. sr. notes
Ser. G, 7 3/4s, 2008                                   --            --     4,030,000     4,207,925     2,310,000     2,411,987
Northeast Utilities System notes
Ser. A, 8.58s, 2006                                13,253        13,741        33,132        34,352       160,168       166,066
Northeast Utilities System notes
Ser. B, 8.38s, 2005                               152,533       158,404       187,733       194,959       123,200       127,942
NRG Northeast Generating Corp.
company guaranty Ser. A-1,
8.065s, 2004                                           --            --     2,058,750     2,096,919     1,105,313     1,125,805
Progress Energy, Inc. sr. notes 7.1s, 2011             --            --     3,965,000     4,082,879     2,295,000     2,363,230
PSEG Energy Holdings, Inc. 144A
sr. notes 8 5/8s, 2008                                 --            --     4,720,000     4,741,706     3,280,000     3,295,084
Toledo Edison Co. med. term notes
9.22s, 2021                                            --            --            --            --       500,000       541,625
                                                           ------------                ------------                ------------
                                                              1,508,435                  25,807,430                  16,683,944

Electrical Equipment                                                --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Avista Corp. 144A sr. notes 9 3/4s, 2008               --            --     3,250,000     3,227,933     2,230,000     2,214,858

Electronics                                                         --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Celestica International, Ltd. 144A
sr. sub. notes 10 1/2s, 2006 (Canada)             375,000       390,000            --            --       250,000       260,000
Celestica, Inc. notes zero %, 2020
(Canada)                                               --            --     1,302,000       458,955     1,034,000       364,485
                                                           ------------                ------------                ------------
                                                                390,000                     458,955                     624,485

Energy                                                             0.2%                        0.4%                        0.9%
-------------------------------------------------------------------------------------------------------------------------------
Cliffs Drilling Co. company guaranty
Ser. D, 10 1/4s, 2003                             200,000       206,000       150,000       154,500       500,000       515,000
Compagnie Generale de Geophysique
SA 144A sr. notes 10 5/8s, 2007
(France)                                          170,000       180,625            --            --        70,000        74,375
Grant Prideco, Inc. 144A sr. notes
9 5/8s, 2007                                      250,000       258,750            --            --       130,000       134,550
Key Energy Services, Inc. 144A sr. notes
8 3/8s, 2008                                      100,000       102,897            --            --       850,000       874,625
Parker Drilling Corp. company guaranty
Ser. D, 9 3/4s, 2006                              850,000       871,250            --            --       440,000       451,000
Pride Petroleum Services, Inc. sr. notes
9 3/8s, 2007                                    1,140,000     1,197,000     2,130,000     2,236,500     1,920,000     2,016,000
R&B Falcon Corp. sr. notes Ser. B,
6.95s, 2008                                            --            --     2,370,000     2,402,588     1,630,000     1,652,413
R&B Falcon Corp. sr. notes Ser. B,
6 3/4s, 2005                                      900,000       902,250            --            --       290,000       290,725
RBF Finance Co. company guaranty
11s, 2006                                              --            --     1,100,000     1,364,000       670,000       830,800
Transocean Sedco Forex, Inc.
144A notes 6 5/8s, 2011                                --            --     3,830,000     3,834,788     2,210,000     2,212,763
                                                           ------------                ------------                ------------
                                                              3,718,772                   9,992,376                   9,052,251

Entertainment                                                      0.2%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. sr. sub. notes
9 1/2s, 2009                                        5,000         4,000            --            --       223,000       178,400
Cinemark USA, Inc. sr. sub. notes
8 1/2s, 2008 (Mexico)                             675,000       506,250            --            --       290,000       217,500
Premier Parks, Inc. sr. notes 9 3/4s, 2007        690,000       707,250            --            --       230,000       235,750
Premier Parks, Inc. sr. notes 9 1/4s, 2006        838,000       846,380            --            --       355,000       358,550
Silver Cinemas, Inc. sr. sub. notes
10 1/2s, 2005 (In default) (NON)                  450,000        34,875            --            --       110,000         8,525
Six Flags Corp. sr. notes 8 7/8s, 2006            500,000       510,000            --            --       400,000       408,000
Six Flags, Inc. 144A sr. notes 9 1/2s, 200        230,000       235,750            --            --            --            --
United Artists Theatre sr. sub. notes
Ser. B, 9 3/4s, 2008 (In default) (NON)         1,650,000        66,000            --            --       435,000        17,400
                                                           ------------                ------------                ------------
                                                              2,910,505                          --                   1,424,125

Financial                                                          0.2%                        1.0%                        1.8%
-------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. med. term notes
Ser. B, 7s, 2001                                  352,000       350,166       706,000       702,322       340,000       338,229
Advanta Corp. med. term notes
Ser. D, 6.98s, 2002                                20,000        19,890       140,000       139,227        90,000        89,503
Advanta Corp. med. term notes
Ser. D, 6.92s, 2002                               110,000       109,342       460,000       457,249     1,030,000     1,023,841
Advanta Corp. notes Ser. C, 7.47s, 2001            26,000        26,008        64,000        64,019        35,000        35,010
Advanta Corp. 144A company guaranty
Ser. B, 8.99s, 2026                                    --            --       100,000        65,000        85,000        55,250
AMRESCO, Inc. sr. sub. notes Ser. 97-A,
10s, 2004                                         101,000        55,045            --            --        30,000        16,350
AMRESCO, Inc. sr. sub. notes Ser. 98-A,
9 7/8s, 2005                                      400,000       216,000            --            --       210,000       113,400
Associates First Capital Corp. sr. notes
6 1/4s, 2008                                           --            --     4,195,000     4,186,484     2,820,000     2,814,275
Conseco Financing Trust II company
guaranty 8.7s, 2026                               310,000       178,250     3,540,000     2,035,500     2,860,000     1,644,500
Goldman Sachs Group, Inc (The) notes
Ser. B, 7.35s, 2009                                    --            --     1,450,000     1,512,843       640,000       667,738
Goldman Sachs Group, Inc. (The) bonds
6 7/8s, 2011                                           --            --     2,210,000     2,239,813     1,260,000     1,276,997
Imperial Credit Capital Trust I 144A
company guaranty 10 1/4s, 2002                    305,000       183,000            --            --       160,000        96,000
Markel Capital Trust I company guaranty
Ser. B, 8.71s, 2046                                    --            --     2,250,000     1,446,728     1,750,000     1,125,233
Money Store, Inc. notes 8.05s, 2002                    --            --     1,960,000     2,021,544     1,090,000     1,124,226
Nisource Finance Corp. company
guaranty Ser. B, 7 5/8s, 2005                          --            --     4,690,000     4,985,798     2,210,000     2,349,385
Ocwen Capital Trust I company guaranty
10 7/8s, 2027                                      70,000        55,300            --            --        15,000        11,850
Ocwen Federal Bank sub. deb. 12s, 2005            102,000        97,410            --            --        55,000        52,525
Ocwen Financial Corp. notes 11 7/8s, 2003         140,000       133,000            --            --        80,000        76,000
RBF Finance Co. company guaranty
11 3/8s, 2009                                     830,000     1,004,300       900,000     1,089,000     1,180,000     1,427,800
Resource America, Inc. 144A sr. notes
12s, 2004                                       1,042,000       984,690            --            --       263,000       248,535
Superior Financial 144A sr. notes
8.65s, 2003                                            --            --            --            --       240,000       240,857
TIG Capital Trust I 144A bonds
8.597s, 2027                                           --            --     1,495,000       917,736     1,530,000       939,221
TIG Holdings, Inc. notes 8 1/8s, 2005                  --            --     3,938,000     3,702,783     2,370,000     2,228,440
Willis Corron Corp. 144A
sr. sub notes 9s, 2009                            230,000       225,400            --            --       110,000       107,800
                                                           ------------                ------------                ------------
                                                              3,637,801                  25,566,046                  18,102,965

Food                                                               0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc. 144A sr. sub. notes
Ser. D, 9 7/8s, 2007                            1,075,000       886,875            --            --       520,000       429,000
Premier International Foods PLC
sr. notes 12s, 2009 (United Kingdom)              400,000       376,000            --            --       210,000       197,400
RAB Enterprises, Inc. company guaranty
10 1/2s, 2005                                     700,000       490,000            --            --       160,000       112,000
Vlasic Foods Intl., Inc. sr. sub. notes Ser. B,
10 1/4s, 2009 (In default) (NON)                       --            --            --            --       240,000        48,000
                                                           ------------                ------------                ------------
                                                              1,752,875                          --                     786,400

Gaming & Lottery                                                   1.0%                        0.8%                        2.4%
-------------------------------------------------------------------------------------------------------------------------------
Anchor Gaming company guaranty
9 7/8s, 2008                                      570,000       602,063            --            --       280,000       295,750
Argosy Gaming Co. 144A sr. sub notes
10 3/4s, 2009                                     700,000       750,750            --            --       340,000       364,650
Autotote Corp. company guaranty Ser. B,
12 1/2s, 2010                                     830,000       771,900            --            --       410,000       381,300
Boyd Gaming Corp. sr. sub. notes
9 1/2s, 2007                                           --            --     2,070,000     1,925,100     1,430,000     1,329,900
Fitzgeralds Gaming Corp. company
guaranty Ser. B, 12 1/4s, 2004
(In default) (NON)                                608,989       365,393            --            --       168,643       101,186
Harrah's Entertainment, Inc. company
guaranty 7 7/8s, 2005                                  --            --            --            --       170,000       170,425
Harrah's Entertainment, Inc. company
guaranty 7 1/2s, 2009                             500,000       497,510     1,250,000     1,243,775       450,000       447,759
Harrah's Entertainment, Inc. 144A
company guaranty 8s, 2011                         120,000       122,339            --            --       120,000       122,339
Hollywood Casino Corp. company
guaranty 11 1/4s, 2007                          1,650,000     1,753,125            --            --       800,000       850,000
Hollywood Park, Inc. company guaranty
Ser. B, 9 1/4s, 2007                              280,000       277,200            --            --       220,000       217,800
Hollywood Park, Inc. sr. sub. notes
Ser. B, 9 1/2s, 2007                              750,000       744,375            --            --       190,000       188,575
International Game Technology 144A
sr. notes 8 3/8s, 2009                          1,030,000     1,053,175     2,390,000     2,443,775     2,150,000     2,198,375
Isle of Capri Black Hawk LLC 144A
1st mtge. Ser. B, 13s, 2004                       110,000       119,900            --            --       400,000       436,000
Isle of Capri Casinos company guaranty
8 3/4s, 2009                                      434,000       392,770            --            --       210,000       190,050
Mandalay Resort Group sr. sub notes
Ser. B, 10 1/4s, 2007                           1,230,000     1,266,900     2,810,000     2,894,300     2,790,000     2,873,700
MGM Mirage company guaranty
8 3/8s, 2011                                    1,520,000     1,525,700     3,080,000     3,091,550     2,860,000     2,870,818
Mohegan Tribal Gaming Auth.
sr. notes 8 1/8s, 2006                            190,000       192,850       460,000       466,900       270,000       274,050
Mohegan Tribal Gaming Auth.
sr. sub. notes 8 3/4s, 2009                       950,000       970,188     1,460,000     1,491,025     1,710,000     1,746,338
Park Place Entertainment Corp. sr. sub.
notes 9 3/8s, 2007                                240,000        248,400    3,660,000     3,788,100     2,640,000     2,732,400
Park Place Entertainment Corp. sr. sub.
notes 8 7/8s, 2008                                950,000       964,250            --            --       520,000       527,800
Park Place Entertainment Corp. sr. sub.
notes 7 7/8s, 2005                                     --            --            --            --        70,000        69,650
Penn National Gaming, Inc. 144A sr. sub
notes 11 1/8s, 2008                               250,000       250,000            --            --       120,000       120,000
Riviera Black Hawk, Inc.
1st mtge. 13s, 2005                                    --            --            --            --       130,000       130,000
Station Casinos Inc. sr. sub notes
8 7/8s, 2008                                      630,000       630,000            --            --       230,000       230,000
Station Casinos, Inc. sr. sub notes
9 7/8s, 2010                                      560,000       578,200            --            --       350,000       361,375
Station Casinos, Inc. 144A sr. notes
8 3/8s, 2008                                           --            --     3,460,000     3,477,300     2,390,000     2,401,950
Trump A.C. 1st mtge. 11 1/4s, 2006              1,350,000       891,000            --            --       665,000       438,900
Trump Castle Funding, Inc. 144A
sub. notes 10 1/4s, 2003                        1,120,000     1,134,000            --            --       700,000       708,750
Trump Castle Funding, Inc. 144A
sr. sub. notes 11 3/4s, 2003                    1,890,000     1,512,000            --            --       720,000       576,000
Venetian Casino, Inc. company guaranty
12 1/4s, 2004                                     380,000       393,300            --            --       270,000       279,450
                                                           ------------                ------------                ------------
                                                             18,007,288                  20,821,825                  23,635,290

Health Care                                                        0.6%                        0.5%                        1.4%
-------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems, Inc. 144A
company guaranty 9 3/4s, 2006                     265,000       148,400            --            --            --            --
Bio-Rad Labs Corp. sr. sub. notes
11 5/8s, 2007                                     250,000       270,000            --            --       120,000       129,600
Columbia/HCA Healthcare Corp.
deb. 7.19s, 2015                                  550,000       495,000     2,425,000     2,182,500     1,480,000     1,332,000
Conmed Corp. company guaranty
9s, 2008                                          410,000       385,400            --            --       205,000       192,700
HCA-The Healthcare Co. med. term
notes 7.69s, 2025                                  80,000        72,000       200,000       180,000        70,000        63,000
HCA-The Healthcare Co. med. term
notes 6.63s, 2045                                 270,000       267,856       640,000       634,918       530,000       525,792
HCA-The Healthcare Co. notes
8 3/4s, 2010                                      280,000       297,500            --            --       930,000       988,125
HCA-The Healthcare Co. notes
8.36s, 2024                                        50,000        48,375            --            --       125,000       120,938
HCA-The Healthcare Co. notes
7 1/4s, 2008                                           --            --        35,000        34,431            --            --
HCA-The Healthcare Co. notes 7s, 2007             230,000       223,675            --            --       100,000        97,250
HCA-The Healthcare Co. notes
6.91s, 2005                                       980,000       960,400            --            --       200,000       196,000
HCA-The Healthcare Co. sr. notes
7 7/8s, 2011                                      930,000       939,300     2,370,000     2,393,700     1,890,000     1,908,900
Kinetic Concepts, Inc. company guaranty
Ser. B, 9 5/8s, 2007                              465,000       441,750            --            --       100,000        95,000
Lifepoint Hospital Holdings company
guaranty Ser. B, 10 3/4s, 2009                    510,000       563,550            --            --       260,000       287,300
Magellan Health Services, Inc. sr. sub.
notes 9s, 2008                                    700,000       655,375            --            --       330,000       308,963
Mediq, Inc. company guaranty 11s, 2008
(In default) (NON)                                510,000         5,100            --            --       130,000         1,300
Mediq, Inc. deb. stepped-coupon zero %
(13s, 6/1/03), 2009 (In default ) (NON) (STP)     410,000            41            --            --       100,000            10
Omnicare, Inc. 144A sr. sub notes
8 1/8s, 2011                                      530,000       540,600            --            --       850,000       867,000
Paracelsus Healthcare sr. sub. notes
10s, 2006 (In default) (NON)                      505,000       161,600            --            --       115,000        36,800
Tenet Healthcare Corp. sr. notes 8s, 2005              --            --       975,000       999,375       550,000       563,750
Tenet Healthcare Corp. sr. notes Ser. B,
9 1/4s, 2010                                      540,000       596,700            --            --       430,000       475,150
Tenet Healthcare Corp. sr. notes Ser. B,
8 1/8s, 2008                                           --            --     3,190,000     3,289,688     2,310,000     2,382,188
Tenet Healthcare Corp. sr. notes Ser. B,
7 5/8s, 2008                                    1,750,000     1,763,125       390,000       392,925       760,000       765,700
Tenet Healthcare Corp. sr. sub. notes
8 5/8s, 2007                                           --            --     2,650,000     2,756,000     2,010,000     2,090,400
Triad Hospitals Holdings company
guaranty Ser. B, 11s, 2009                      1,095,000     1,204,500            --            --       680,000       748,000
                                                           ------------                ------------                ------------
                                                             10,040,247                  12,863,537                  14,175,866

Homebuilding                                                       0.3%                        0.2%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. company guaranty
10s, 2006                                         120,000       122,400            --            --       290,000       295,800
D.R. Horton, Inc. company guaranty
8 3/8s, 2004                                           --            --     1,400,000     1,403,500       920,000       922,300
D.R. Horton, Inc. company guaranty
8s, 2009                                          370,000       361,675       810,000       791,775       560,000       547,400
Del Webb Corp. sr. sub. deb. 10 1/4s, 2010        300,000       294,750            --            --       190,000       186,675
Del Webb Corp. sr. sub. deb. 9 3/8s, 2009         150,000       142,500            --            --       140,000       133,000
Del Webb Corp. sr. sub. debs 9 3/4s, 2008         160,000       156,000            --            --        90,000        87,750
Del Webb Corp. sr. sub. debs 9s, 2006             290,000       278,400            --            --        20,000        19,200
K. Hovnanian Enterprises Inc. company
guaranty 9 1/8s, 2009                             220,000       200,750            --            --       100,000        91,250
K. Hovnanian Enterprises, Inc. company
guaranty 10 1/2s, 2007                            480,000       492,000            --            --       250,000       256,250
KB Home sr. sub notes 9 1/2s, 2011                650,000       643,500            --            --       300,000       297,000
Lennar Corp. company guaranty Ser. B,
9.95s, 2010                                       810,000       868,725       530,000       568,425       890,000       954,525
Lennar Corp. sr. notes 7 5/8s, 2009               480,000       472,800            --            --       150,000       147,750
M.D.C. Holdings, Inc. sr. notes 8 3/8s, 20         60,000        59,625            --            --        30,000        29,813
Ryland Group, Inc. sr. notes 9 3/4s, 2010         560,000       576,800            --            --       270,000       278,100
Standard Pacific Corp. sr. notes
9 1/2s, 2010                                      500,000       505,000            --            --       240,000       242,400
Toll Corp. company guaranty 8 1/8s, 2009           30,000        29,700       390,000       386,100       130,000       128,700
Toll Corp. sr. sub notes 8 1/4s, 2011             770,000       761,160     1,750,000     1,729,910       370,000       365,752
WCI Communications, Inc. 144A
sr. sub notes 10 5/8s, 2011                       160,000       164,800            --            --        80,000        82,400
                                                           ------------                ------------                ------------
                                                              6,130,585                   4,879,710                   5,066,065

Industrial                                                          --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment 144A secd.
notes 8 7/8s, 2008                                370,000       381,100     2,960,000     3,048,800     2,220,000     2,286,600

Lodging/Tourism                                                    0.2%                        0.6%                        1.2%
-------------------------------------------------------------------------------------------------------------------------------
Epic Resorts LLC company guaranty
Ser. B, 13s, 2005                                 350,000        91,000            --            --        80,000        20,800
Felcor Lodging company guaranty
9 1/2s, 2008                                      340,000       350,520     1,770,000     1,824,764     1,600,000     1,649,504
HMH Properties, Inc. company guaranty
Ser. B, 7 7/8s, 2008                            2,570,000     2,447,925     8,490,000     8,086,725     7,365,000     7,015,163
HMH Properties, Inc. sr. notes Ser. C,
8.45s, 2008                                            --            --            --            --        10,000         9,825
Host Marriott L.P. sr. notes Ser. E,
8 3/8s, 2006                                      100,000        98,250       320,000       314,400            --            --
ITT Corp. notes 6 3/4s, 2005                      450,000       443,903     1,665,000     1,642,439       975,000       961,789
Meristar Hospitality Corp. 144A
sr. notes 9 1/8s, 2011                            630,000       642,600            --            --       310,000       316,200
Meristar Hospitality Corp. 144A
sr. notes 9s, 2008                                     --            --     2,960,000     3,004,400     2,040,000     2,070,600
                                                           ------------                ------------                ------------
                                                              4,074,198                  14,872,728                  12,043,881

Machinery                                                           --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Terex Corp. 144A sr. sub notes
10 3/8s, 2011                                     120,000       120,600            --            --        60,000        60,300

Manufacturing                                                      0.2%                         --%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Blount, Inc. 144A company guaranty
13s, 2009                                       1,620,000       972,000            --            --     1,005,000       603,000
Continental Global Group sr. notes
Ser. B, 11s, 2007                                 235,000        98,700            --            --        60,000        25,200
Day International Group, Inc. company
guaranty 9 1/2s, 2008                             550,000       478,500            --            --       200,000       174,000
Flowserve Corp. company guaranty
12 1/4s, 2010                                   1,110,000     1,171,050            --            --       540,000       569,700
Insilco Holding Co. sr. disc. notes
stepped-coupon zero %
(14s, 8/15/03), 2008 (STP)                        320,000       187,200            --            --       150,000        87,750
Motors and Gears, Inc. sr. notes Ser. D,
10 3/4s, 2006                                   1,005,000       974,850            --            --       630,000       611,100
Roller Bearing Co. company guaranty
Ser. B, 9 5/8s, 2007                                   --            --            --            --       230,000       209,300
                                                           ------------                ------------                ------------
                                                              3,882,300                          --                   2,280,050

Media                                                               --%                        0.4%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment, Inc.
sr. notes 8 3/8s, 2033                                 --            --     4,800,000     5,268,144     2,200,000     2,414,566
Viacom Inc. company guaranty
7 7/8s, 2030                                           --            --     4,625,000     4,942,876     2,520,000     2,693,200
                                                           ------------                ------------                ------------
                                                                     --                  10,211,020                   5,107,766

Medical Services                                                   0.1%                        0.2%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp. sr. sub. notes
10 3/4s, 2008                                   1,410,000     1,498,125     3,750,000     3,984,375     3,380,000     3,591,250
Integrated Health Services, Inc.
sr. sub. notes Ser. A, 9 1/2s, 2007
(In default) (NON)                                810,000         8,100            --            --       220,000         2,200
Integrated Health Services, Inc.
sr. sub. notes Ser. A, 9 1/4s, 2008
(In default) (NON)                                250,000         2,500            --            --        60,000           600
Mariner Post-Acute Network, Inc.
sr. sub. notes Ser. B, 9 1/2s, 2007
(In default) (NON)                              1,160,000        11,008            --            --       170,000         1,613
Mariner Post-Acute Network, Inc.
sr. sub. notes stepped-coupon
Ser. B, zero % (10 1/2s, 11/1/02), 2007
(In default) (STP) (NON)                          230,000         2,183            --            --       100,000           949
Multicare Cos., Inc. sr. sub. notes 9s, 2007
(In default) (NON)                              1,410,000        56,400            --            --       330,000        13,200
Sun Healthcare Group, Inc. sr. sub. notes
Ser. B, 9 1/2s, 2007 (In default) (NON)           250,000         2,500            --            --            --            --
                                                           ------------                ------------                ------------
                                                              1,580,816                   3,984,375                   3,609,812

Medical Technology                                                  --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc.
sr. sub. notes 11 1/4s, 2009                      330,000       138,600            --            --       160,000        67,200

Metals                                                             0.2%                        0.3%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. company guaranty
7 7/8s, 2009                                    1,340,000     1,239,500     3,520,000     3,256,000     3,060,000     2,830,500
AK Steel Corp. sr. notes 9 1/8s, 2006                  --            --       510,000       503,625       685,000       676,438
Alcoa, Inc. notes 6 3/4s, 2028                         --            --     3,575,000     3,504,287     2,310,000     2,264,308
Anker Coal Group, Inc. company
guaranty Ser. B, 14 1/4s, 2007 (PIK)              608,325       267,663            --            --       292,800       128,832
Kaiser Aluminum & Chemical Corp.
sr. sub. notes 12 3/4s, 2003                    1,005,000       864,300            --            --       545,000       468,700
LTV Corp. company guaranty
11 3/4s, 2009 (In default) (NON)                  910,000        95,550     1,490,000       156,450     1,790,000       187,950
Murrin, Murrin Holdings Property, Ltd
sr. notes 9 3/8s, 2007                            100,000        79,000            --            --     1,040,000       821,600
National Steel Corp. 1st mortgage
Ser. D, 9 7/8s, 2009                              380,000       140,600            --            --       180,000        66,600
Oregon Steel Mills 1st mortgage 11s, 2003              --            --            --            --       110,000        96,800
P & L Coal Holdings Corp. company
guaranty Ser. B, 9 5/8s, 2008                     260,000       273,650            --            --       140,000       147,350
WCI Steel, Inc. sr. notes Ser. B, 10s, 200        640,000       556,800            --            --       320,000       278,400
Wheeling -Pittsburgh Steel Corp. sr. notes
9 1/4s, 2007 (In default) (NON)                        --            --            --            --       250,000         6,875
WHX Corp. sr. notes 10 1/2s, 2005                 470,000       300,800            --            --       160,000       102,400
                                                           ------------                ------------                ------------
                                                              3,817,863                   7,420,362                   8,076,753

Natural Gas Utilities                                               --%                        0.3%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
CMS Panhandle Holding Corp. sr. notes
6 1/8s, 2004                                           --            --     2,325,000     2,285,429     1,320,000     1,297,534
Columbia Gas System, Inc. notes Ser. E,
7.32s, 2010                                            --            --       670,000       672,988       380,000       381,695
Columbia Gas System, Inc. notes Ser. B,
6.61s, 2002                                            --            --       530,000       539,688       210,000       213,839
K N Energy, Inc. sr. notes 6.45s, 2003                 --            --     3,770,000     3,826,362     2,110,000     2,141,545
                                                           ------------                ------------                ------------
                                                                     --                   7,324,467                   4,034,613

Oil & Gas                                                          0.6%                        0.9%                        2.0%
-------------------------------------------------------------------------------------------------------------------------------
Coda Energy, Inc. company guaranty
Ser. B, 10 1/2s, 2006                           1,325,000     1,354,813            --            --       370,000       378,325
Belco Oil & Gas Corp. sr. sub. notes
Ser. B, 8 7/8s, 2007                              900,000       886,500            --            --       220,000       216,700
Chesapeake Energy Corp. company
guaranty 144A 8 1/8s, 2011                        990,000       973,497            --            --       490,000       481,832
Chesapeake Energy Corp. company
guaranty Ser. B, 9 5/8s, 2005                     200,000       216,000            --            --        50,000        54,000
Giant Industries Corp. company guaranty
9s, 2007                                           40,000        36,600            --            --        20,000        18,300
Gulf Canada Resources, Ltd. sr. sub. notes
9 5/8s, 2005 (Canada)                             755,000       781,425     1,215,000     1,257,525       500,000       517,500
HS Resources, Inc. company guaranty
9 1/4s, 2006                                       70,000        71,750            --            --        90,000        92,250
HS Resources, Inc. sr. sub. notes Ser. B,
9 1/4s, 2006                                      260,000       266,500            --            --       270,000       276,750
Leviathan Gas Corp. company guaranty
Ser. B, 10 3/8s, 2009                             430,000       456,875       620,000       658,750       700,000       743,750
Newfield Exploration Co. sr. notes
7 5/8s, 2011                                      240,000       244,200            --            --       120,000       122,100
Nuevo Energy Co. sr. sub notes Ser. B,
9 3/8s, 2010                                    1,040,000     1,024,400            --            --       460,000       453,100
Nuevo Energy Co. sr. sub. notes Ser. B,
9 1/2s, 2008                                       55,000        54,450            --            --       100,000        99,000
Occidental Petroleum Corp. sr. notes
7 3/8s, 2008                                           --            --     4,305,000     4,498,338     2,465,000     2,575,703
Ocean Energy, Inc. company guaranty
Ser. B, 8 7/8s, 2007                              750,000       797,933       370,000       393,647       540,000       574,511
Ocean Energy, Inc. company guaranty
Ser. B, 8 3/8s, 2008                              140,000       148,079       350,000       370,199       480,000       507,701
Parker & Parsley Petroleum sr. notes
8 7/8s, 2005                                           --            --       330,000       344,025       170,000       177,225
Phillips Petroleum Co. notes 8 1/2s, 2005              --            --     5,465,000     6,007,073     3,020,000     3,319,554
Pioneer Natural Resources Co. company
guaranty 9 5/8s, 2010                           1,120,000     1,223,600       530,000       579,025     2,010,000     2,195,925
Port Arthur Finance Corp. company
guaranty 12 1/2s, 2009                                 --            --     1,350,000     1,333,125     1,190,000     1,175,125
Seven Seas Petroleum sr. notes Ser. B,
12 1/2s, 2005                                          --            --            --            --        60,000        24,000
Snyder Oil Corp. sr. sub. notes
8 3/4s, 2007                                       35,000        37,286        90,000        95,878        30,000        31,959
Stone Energy Corp. company guaranty
8 3/4s, 2007                                      130,000       131,625            --            --       380,000       384,750
Triton Energy, Ltd. sr. notes 8 7/8s, 2007
(Cayman Islands)                                  530,000       548,550            --            --       280,000       289,800
Union Pacific Resources Group, Inc.
notes 7.3s, 2009                                       --            --     5,285,000     5,578,899     3,145,000     3,319,893
Vintage Petroleum sr. sub. notes
9 3/4s, 2009                                    1,000,000     1,090,000     1,770,000     1,929,300     2,050,000     2,234,500
                                                           ------------                ------------                ------------
                                                             10,344,083                  23,045,784                  20,264,253

Paper & Forest Products                                            0.5%                        0.2%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc. bonds
8.55s, 2010 (Canada)                              500,000       532,505            --            --       260,000       276,903
Abitibi-Consolidated Inc. deb. 8.85s, 2030
(Canada)                                          350,000       361,459            --            --       190,000       196,221
Doman Industries, Ltd. sr. notes 144A
8 3/4s, 2004                                      580,000       330,600            --            --       305,000       173,850
Four M Corp. sr. notes Ser. B, 12s, 2006          895,000       877,100            --            --       470,000       460,600
Gaylord Container Corp. sr. notes
Ser. B, 9 3/8s, 2007                              340,000       214,200            --            --       130,000        81,900
Georgia Pacific Corp. bonds 7 3/4s, 2029               --            --     1,275,000     1,061,782       725,000       603,758
International Paper Co. notes 8 1/8s, 2005             --            --     3,335,000     3,553,561     1,705,000     1,816,738
Norampac, Inc. sr. notes 9 1/2s, 2008
(Canada)                                               --            --       690,000       719,325       540,000       562,950
Pacifica Papers, Inc. sr. notes 10s, 2009
(Canada)                                          610,000       658,800            --            --       340,000       367,200
Riverwood International Corp. company
guaranty 10 7/8s, 2008                          1,485,000     1,440,450            --            --       535,000       518,950
Riverwood International Corp. company
guaranty 10 5/8s, 2007                                 --            --            --            --       190,000       195,700
Stone Container Corp. sr. notes
12.58s, 2016                                      350,000       371,000            --            --        40,000        42,400
Stone Container Corp. 144A sr. notes
9 3/4s, 2011                                    2,100,000     2,136,750            --            --     1,140,000     1,159,950
Stone Container Corp. 144A sr. notes
9 1/4s, 2008                                      520,000       525,200            --            --       240,000       242,400
Tembec Industries, Inc. company guaranty
8 5/8s, 2009 (Canada)                             800,000       818,000     1,080,000     1,104,300     1,310,000     1,339,475
                                                           ------------                ------------                ------------
                                                              8,266,064                   6,438,968                   8,038,995

Pharmaceuticals                                                    0.1%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc. sr. notes
Ser. B, 9 1/4s, 2005                              265,000       268,975       150,000       152,250       230,000       233,450
ICN Pharmaceuticals, Inc. 144A sr. notes
8 3/4s, 2008                                      580,000       591,600     1,370,000     1,397,400     1,210,000     1,234,200
PharMerica, Inc comapny guaranty
8 3/8s, 2008                                      440,000       429,000            --            --       220,000       214,500
                                                           ------------                ------------                ------------
                                                              1,289,575                   1,549,650                   1,682,150

Power Producers                                                    0.3%                        0.6%                        1.3%
-------------------------------------------------------------------------------------------------------------------------------
AES Corp. sr. notes 9 3/8s, 2010                1,840,000     1,934,116     4,870,000     5,119,101     4,240,000     4,456,876
AES Corp. sr. notes 8 7/8s, 2011                  390,000       396,361            --            --       180,000       182,936
Calpine Corp. sr. notes 10 1/2s, 2006             150,000       154,500     1,000,000     1,030,000       250,000       257,500
Calpine Corp. sr. notes 8 3/4s, 2007                   --            --            --            --        80,000        82,217
Calpine Corp. sr. notes 8 5/8s, 2010              350,000       359,013            --            --            --            --
Calpine Corp. sr. notes 7 7/8s, 2008              450,000       448,598       380,000       378,816       730,000       727,726
Calpine Corp. sr. notes 7 3/4s, 2009              280,000       276,634     2,350,000     2,321,748     2,085,000     2,059,933
Midland Funding II Corp. deb. Ser. A,
11 3/4s, 2005                                   1,420,000     1,582,576     3,170,000     3,532,933     2,729,000     3,041,443
Midland Funding II Corp. deb. Ser. B,
13 1/4s, 2006                                          --            --       395,000       467,301        80,000        94,643
Tiverton/Rumford Power Associates, Ltd.
144A pass-through certificates 9s, 2018           560,000       575,490     2,370,000     2,435,554     1,920,000     1,973,107
                                                           ------------                ------------                ------------
                                                              5,727,288                  15,285,453                  12,876,381

Publishing                                                         0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Affinity Group Holdings 144A sub. notes
11s, 2007                                       1,115,000       892,000            --            --       580,000       464,000
Garden State Newspapers, Inc. sr. sub.
notes 8 5/8s, 2011                                 50,000        48,250            --            --        90,000        86,850
Garden State Newspapers, Inc. sr. sub.
notes Ser. B, 8 3/4s, 2009                        395,000       383,150            --            --       145,000       140,650
PRIMEDIA, Inc. company guaranty
7 5/8s, 2008                                      310,000       295,275            --            --       170,000       161,925
PRIMEDIA, Inc. company guaranty Ser. B,
8 1/2s, 2006                                      310,000       313,100            --            --       150,000       151,500
                                                           ------------                ------------                ------------
                                                              1,931,775                          --                   1,004,925

Railroads                                                          0.1%                        0.4%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.
debs. 7.95s, 2030                                      --            --     2,105,000     2,252,708     1,220,000     1,305,607
Kansas City Soutern Railway 144A
sr. notes 9 1/2s, 2008                            530,000       543,250     1,000,000     1,025,000     1,280,000     1,312,000
Railamerica Transportation Corp.
company guaranty 12 7/8s, 2010                    610,000       588,650            --            --       300,000       289,500
Transportation Manufacturing
Operations, Inc. company guaranty
11 1/4s, 2009                                          --            --            --            --       210,000        31,500
Union Pacific Corp. notes 7 3/8s, 2009                 --            --     7,076,000     7,434,329     3,475,000     3,650,974
                                                           ------------                ------------                ------------
                                                              1,131,900                  10,712,037                   6,589,581

Regional Bells                                                      --%                        0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Alaska Communications Systems Corp.
company guaranty 9 3/8s, 2009                          --            --            --            --       140,000       119,000
Verizon Global Funding Corp. 144A
bonds 7 3/4s, 2030                                     --            --     2,645,000     2,807,747     1,535,000     1,629,449
Verizon Global Funding Corp. 144A
notes 7 1/4s, 2010                                     --            --     2,180,000     2,280,934     1,125,000     1,177,088
                                                           ------------                ------------                ------------
                                                                     --                   5,088,681                   2,925,537

Restaurants                                                        0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc. company guaranty Ser. B,
10 3/8s, 2009                                     230,000       233,450            --            --       140,000       142,100
FRD Acquisition Co. sr. notes Ser. B,
12 1/2s, 2004                                     275,000        68,750            --            --        75,000        18,750
Sbarro, Inc. company guaranty 11s, 2009           330,000       349,800            --            --       170,000       180,200
Tricon Global Restaurants, Inc. sr. notes
7.65s, 2008                                       560,000       537,118            --            --       300,000       287,742
Tricon Global Restaurants, Inc. sr. notes
7.45s, 2005                                       460,000       454,333            --            --       230,000       227,166
                                                           ------------                ------------                ------------
                                                              1,643,451                          --                     855,958

Retail                                                             0.3%                        0.2%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. sr. sub. notes
stepped-coupon zero %
(10s, 5/1/03), 2008 (STP)                       1,090,000       643,100            --            --       540,000       318,600
Fleming Co., Inc. company guaranty
Ser. B, 10 1/2s, 2004                             230,000       232,300            --            --       110,000       111,100
Fleming Comanies, Inc. 144A sr. notes
10 1/8s, 2008                                     490,000       501,025            --            --       240,000       245,400
Great Atlantic & Pacific Tea Co. notes
7 3/4s, 2007                                      180,000       131,400            --            --        90,000        65,700
Great Atlantic & Pacific Tea Co. sr. notes
7.7s, 2004                                        170,000       139,400            --            --        80,000        65,600
Iron Age Holdings Corp. sr. disc. notes
stepped-coupon zero %
(12 1/8s, 5/1/03), 2009 (STP)                          --            --       320,000        32,000            --            --
K mart Corp. deb. 7 3/4s, 2012                     10,000         8,500         5,000         4,250        10,000         8,500
K mart Corp. med. term notes 8.85s, 2011          140,000       121,990       350,000       304,976       120,000       104,563
K mart Corp. notes 9 3/8s, 2006                   280,000       279,532     1,140,000     1,138,096       280,000       279,532
K mart Corp. notes 8 3/8s, 2004                   820,000       823,993     2,990,000     3,004,561     3,250,000     3,265,828
Mothers Work, Inc. sr. notes 12 5/8s, 2005        340,000       310,250            --            --       170,000       155,125
Saks, Inc. company guaranty 8 1/4s, 2008          920,000       809,600     1,700,000     1,496,000     1,480,000     1,302,400
Saks, Inc. company guaranty 7 1/2s, 2010          960,000       782,400            --            --       780,000       635,700
Southland Corp. deb. Ser. A, 4 1/2s, 2004              --            --            --            --        20,000        16,800
Southland Corp. sr. sub. deb. 5s, 2003            135,000       122,711       350,000       318,140       165,000       149,980
                                                           ------------                ------------                ------------
                                                              4,906,201                   6,298,023                   6,724,828

Semiconductor                                                      0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
ChipPac Intl., Ltd. company guaranty
Ser. B, 12 3/4s, 2009                             370,000       333,000            --            --       180,000       162,000
Fairchild Semiconductor Corp.
company guaranty 10 3/8s, 2007                         --            --            --            --       150,000       141,750
Fairchild Semiconductor Corp.
sr. sub. notes 10 1/8s, 2007                      725,000       676,063            --            --       200,000       186,500
Fairchild Semiconductor Corp. 144A
sr. sub. notes 10 1/2s, 2009                      140,000       133,350            --            --        70,000        66,675
                                                           ------------                ------------                ------------
                                                              1,142,413                          --                     556,925

Shipping                                                           0.1%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Eletson Holdings 1st pfd. mtge. notes
9 1/4s, 2003 (Greece)                                  --            --       585,000       582,075       480,000       477,600
Kitty Hawk, Inc. company guaranty
9.95s, 2004 (In default) (NON)                         --            --            --            --        70,000        21,700
Navistar International Corp. sr. notes
Ser. B, 8s, 2008                                  930,000       853,275       210,000       192,675       700,000       642,250
Newport News Shipbuilding, Inc.
sr. notes 8 5/8s, 2006                             90,000        92,700            --            --        40,000        41,200
                                                           ------------                ------------                ------------
                                                                945,975                     774,750                   1,182,750

Software                                                            --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Telehub Communications Corp.
company guaranty stepped-coupon
zero % (13 7/8s, 7/31/02), 2005
(In default) (NON) (STP)                          290,000        17,400            --            --        80,000         4,800

Specialty Printing                                                  --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Perry-Judd company guaranty
10 5/8s, 2007                                     615,000       559,650            --            --       130,000       118,300
Von Hoffman Press, Inc. 144A
sr. sub. notes 13 1/2s, 2009                      121,276        97,021            --            --        28,837        23,070
Von Hoffman Press, Inc. 144A
sr. sub. notes 10 3/8s, 2007                      125,000       115,000            --            --        30,000        27,600
                                                           ------------                ------------                ------------
                                                                771,671                          --                     168,970

Technology                                                         0.2%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc. sr. notes
9 1/4s, 2006                                       50,000        47,625     1,590,000     1,514,475     1,290,000     1,228,725
Amkor Technologies, Inc. sr. sub. notes
10 1/2s, 2009                                     330,000       318,450            --            --       200,000       193,000
Amkor Technologies, Inc. 144A sr. notes
9 1/4s, 2008                                      560,000       534,800            --            --       130,000       124,150
Amkor Technologies, Inc.
Structured Notes 12.58s (Issued by
STEERS Credit Linked Trust 2000)
2005                                              270,000       270,000            --            --       140,000       140,000
Flextronics International, Ltd.
sr. sub. notes 9 7/8s, 2010 (Singapore)           140,000       135,800       340,000       329,800       500,000       485,000
Flextronics International, Ltd.
sr. sub. notes Ser. B, 8 3/4s, 2007
(Singapore)                                     1,120,000     1,030,400            --            --       255,000       234,600
SCG Holding & Semiconductor Corp.
company guaranty 12s, 2009                        310,000       238,700            --            --       150,000       115,500
Telecommunications Techniques, Inc.
company guaranty 9 3/4s, 2008                     500,000       410,000            --            --       250,000       205,000
Viasystems, Inc. sr. notes Ser. B, 9 3/4s,        700,000       441,000            --            --       225,000       141,750
Viasystems, Inc. sr. sub. notes 9 3/4s, 20        430,000       270,900            --            --       310,000       195,300
                                                           ------------                ------------                ------------
                                                              3,697,675                   1,844,275                   3,063,025

Technology Services                                                0.2%                         --%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. sr. notes 13s, 2007                 570,000       399,000            --            --       540,000       378,000
Exodus Communications, Inc.
sr. notes 11 5/8s, 2010                           980,000       788,900            --            --       420,000       338,100
Exodus Communications, Inc.
sr. notes 10 3/4s, 2009                           430,000       331,100            --            --       280,000       215,600
Exodus Communications, Inc.
144A sr. notes 11 1/4s, 2008                      320,000       254,400            --            --       130,000       103,350
Firstworld Communication Corp.
sr. disc. notes stepped-coupon
zero % (13s, 4/15/03), 2008 (STP)                 520,000        96,200            --            --       360,000        66,600
Globix Corp. sr. notes 12 1/2s, 2010              405,000       121,500            --            --       210,000        63,000
Iron Mountain, Inc. company guaranty
8 5/8s, 2013                                           --            --            --            --        20,000        20,150
Iron Mountain, Inc. company guaranty
8 3/4s, 2009                                      785,000       800,700            --            --       465,000       474,300
Iron Mountain, Inc. sr. sub. notes
8 1/4s, 2011                                      490,000       486,325            --            --        40,000        39,700
Iron Mountain Corp. sr. sub. notes
11 1/8s, 2006                                          --            --            --            --       100,000       105,000
Pierce Leahy Command Co. company
guaranty 8 1/8s, 2008 (Canada)                    180,000       177,300            --            --        90,000        88,650
PSINet, Inc. sr. notes 11s, 2009                  530,000        47,700            --            --       290,000        26,100
                                                           ------------                ------------                ------------
                                                              3,503,125                          --                   1,918,550

Telecommunications                                                 1.1%                        0.6%                        1.9%
-------------------------------------------------------------------------------------------------------------------------------
360Networks, Inc. sr. notes 13s, 2008
(Canada)                                          870,000       330,600            --            --       430,000       163,400
AirTouch Communications, Inc.
notes 7s, 2003                                         --            --       910,000       940,248       560,000       578,614
American Cellular Corp. 144A
sr. sub notes 9 1/2s, 2009                        560,000       543,200            --            --       270,000       261,900
American Tower Corp. 144A
sr. notes 9 3/8s, 2009                            990,000       945,450            --            --       490,000       467,950
Arch Communications, Inc.
sr. notes 13 3/4s, 2008                            80,000        28,200            --            --        40,000        14,100
BTI Telecom Corp. sr. notes 10 1/2s, 2007         855,000       128,250            --            --       390,000        58,500
Call-Net Enterprises, Inc. sr. notes
8s, 2008 (Canada)                                 410,000       135,300            --            --       110,000        36,300
Carrier1 Intl. SA 144A sr. notes Ser. B,
13 1/4s, 2009 (Sweden)                            120,000        81,600            --            --        60,000        40,800
Covad Communications Group, Inc.
sr. disc. notes stepped-coupon
Ser. B, zero % (13 1/2s, 3/15/03),
2008 (STP)                                             --            --            --            --       330,000        19,800
Covad Communications Group, Inc.
sr. notes 12 1/2s, 2009                           490,000        78,400            --            --        60,000         9,600
Crown Castle International Corp.
sr. disc. notes stepped-coupon
zero % (11 1/4s, 8/1/04), 2011 (STP)              200,000       142,000            --            --       100,000        71,000
Crown Castle International Corp.
sr. notes 10 3/4s, 2011                         1,020,000     1,050,600            --            --       650,000       669,500
Dobson Communications Corp.
sr. notes 10 7/8s, 2010                           370,000       377,400            --            --       180,000       183,600
Dobson/Sygnet Communications, Inc.
sr. notes 12 1/4s, 2008                           300,000       308,250            --            --       540,000       554,850
Esprit Telecom Group PLC
sr. notes 11 1/2s, 2007 (United
Kingdom) (In default) (NON)                       430,000        12,900            --            --       160,000         4,800
Global Crossing Holdings, Ltd. company
guaranty 9 5/8s, 2008 (Bermuda)                   350,000       329,875     1,530,000     1,442,025     1,290,000     1,215,825
Global Crossing Holdings, Ltd.
company guaranty 9 1/2s, 2009
(Bermuda)                                       1,350,000     1,262,250            --            --       660,000       617,100
Global Crossing Holdings, Ltd. 144A
sr. notes 8.7s, 2007 (Bermuda)                    470,000       433,575     9,340,000     8,616,150     6,340,000     5,848,650
Hermes Europe Railtel sr. notes
10 3/8s, 2009                                      90,000        22,500            --            --        50,000        12,500
Hermes Europe Railtel 144A sr. notes
11 1/2s, 2007 (Netherlands)                        40,000        10,000            --            --        20,000         5,000
Level 3 Communication, Inc. sr. disc.
notes stepped-coupon zero %
(12 7/8s, 3/15/05), 2010 (STP)                    480,000       196,800            --            --            --            --
Level 3 Communication, Inc. sr. notes
11s, 2008                                         940,000       740,250            --            --       720,000       567,000
Level 3 Communication, Inc. sr. notes
9 1/8s, 2008                                       10,000         7,100            --            --            --            --
McCaw International, Ltd. sr. disc. notes
stepped-coupon zero %
(13s, 4/15/02), 2007 (STP)                        440,000       281,600            --            --       140,000        89,600
McLeodUSA, Inc. sr. notes 8 1/8s, 2009          1,130,000       960,500            --            --       550,000       467,500
MCI WorldCom, Inc. sr. notes 6 1/8s, 2001              --            --       540,000       540,427       290,000       290,229
Metrocall, Inc. sr. sub. notes 11s, 2008
(In default) (NON)                                150,000        12,000            --            --        80,000         6,400
Metrocall, Inc. sr. sub. notes 10 3/8s, 20        210,000        37,800            --            --       120,000        21,600
Metrocall, Inc. sr. sub. notes 9 3/4s, 200         70,000        12,600            --            --        30,000         5,400
Millicom International Cellular SA sr. disc.
notes stepped-coupon zero %
(13 1/2s, 6/1/01), 2006
(Luxembourg) (STP)                              1,003,000       892,670            --            --       494,000       439,660
Nextel Communications, Inc. sr. notes
12s, 2008                                         950,000       904,875            --            --       650,000       619,125
Nextel Communications, Inc. 144A
sr. notes 9 1/2s, 2011                          2,640,000     2,227,500            --            --     1,010,000       852,188
Nextel International, Inc. sr. notes
12 3/4s, 2010                                   1,070,000       802,500            --            --       580,000       435,000
Nextel Partners, Inc. sr. notes
11s, 2010                                         440,000       385,000            --            --            --            --
Nextel Partners, Inc. sr. notes
11s, 2010                                          50,000        43,250            --            --       270,000       233,550
NorthEast Optic Network, Inc.
sr. notes 12 3/4s, 2008                           450,000       202,500            --            --       240,000       108,000
Orbital Imaging Corp. sr. notes
Ser. B, 11 5/8s, 2005 (In default) (NON)          415,000        58,100            --            --       100,000        14,000
Pinnacle Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(10s, 3/15/03), 2008 (STP)                        500,000       300,000            --            --       250,000       150,000
Price Communications Wireless, Inc.
144A sr. notes 9 1/8s, 2006                       395,000       406,850            --            --       210,000       216,300
Primus Telecommunications Group, Inc.
sr. notes 12 3/4s, 2009                           265,000        71,550            --            --       205,000        55,350
Primus Telecommunications Group, Inc.
sr. notes Ser. B, 9 7/8s, 2008                    310,000        93,000            --            --        80,000        24,000
Rhythms Netconnections, Inc. sr. notes
Ser. B, 14s, 2010                                      --            --            --            --       160,000        12,800
Rogers Cantel, Inc. sr. sub. notes
8.8s, 2007 (Canada)                               500,000       510,000       950,000       969,000       635,000       647,700
RSL Communications, Ltd. 144A
12 7/8s, 2010 (United Kingdom)
(In default) (NON)                                 60,000         1,050            --            --       420,000         7,350
RSL Communications, Ltd.
company guaranty 9 1/8s, 2008
(United Kingdom) (In default) (NON)               600,000        10,500            --            --       165,000         2,888
RSL Communications, Ltd.
company guaranty 12 1/4s, 2006
(Bermuda) (In default) (NON)                      490,000         8,575            --            --       123,000         2,153
Rural Cellular Corp. sr. sub notes
Ser. B, 9 5/8s, 2008                              590,000       548,700            --            --       290,000       269,700
SBA Communications Corp. 144A
sr. notes 10 1/4s, 2009                           500,000       475,000            --            --       240,000       228,000
Spectrasite Holdings, Inc. sr. disc. notes
stepped-coupon zero %
(11 1/8s, 4/15/04), 2009                          210,000        94,500            --            --       120,000        54,000
Spectrasite Holdings, Inc. sr. disc. notes
stepped-coupon Ser. B, zero %
(12 7/8s, 3/15/05), 2010 (STP)                    740,000       325,600            --            --       390,000       171,600
Sprint Capital Corp. company guaranty
7 5/8s, 2011                                           --            --     1,235,000     1,242,558       720,000       724,406
Sprint Capital Corp. company guaranty
6 7/8s, 2028                                           --            --        90,000        76,496            --            --
Sprint Capital Corp. company guaranty
6 1/8s, 2008                                           --            --     1,095,000     1,009,754       590,000       544,069
Sprint Capital Corp. company guaranty
5 7/8s, 2004                                           --            --        30,000        29,304            --            --
Viatel, Inc. sr. disc. notes stepped-coupon
zero % (12 1/2s, 4/15/03), 2008 (STP)             920,000       147,200            --            --     1,110,000       177,600
Viatel, Inc. sr. notes 11 1/2s, 2009              753,000       112,950            --            --       178,000        26,700
Viatel, Inc. sr. notes 11 1/4s, 2008               70,000        10,500            --            --            --            --
Williams Communications Group, Inc.
sr. notes 11.7s, 2010                             890,000       685,300            --            --       510,000       392,700
Williams Communications Group, Inc.
sr. notes 11.7s, 2008                             320,000       252,800            --            --            --            --
Williams Communications Group, Inc.
sr. notes 10 7/8s, 2009                         1,240,000       911,400            --            --       695,000       510,825
Williams Communications Group, Inc.
sr. notes 10.7s, 2007                             130,000        99,450            --            --        80,000        61,200
World Access, Inc. sr. notes Ser. B,
13 1/4s, 2008                                     560,000       168,000            --            --       320,000        96,000
                                                           ------------                ------------                ------------
                                                             19,218,320                  14,865,962                  19,358,382

Telephone                                                          0.9%                         --%                        0.9%
-------------------------------------------------------------------------------------------------------------------------------
Airgate PCS, Inc. sr. sub. notes
stepped-coupon zero %
(13 1/2s, 10/1/04), 2009 (STP)                    140,000        81,900            --            --            --            --
Allegiance Telecom, Inc. sr. disc. notes
stepped-coupon Ser. B, zero %
(11 3/4s, 2/15/03), 2008 (STP)                    310,000       213,900            --            --       140,000        96,600
Allegiance Telecom, Inc. 144A sr. notes
12 7/8s, 2008                                     290,000       284,200            --            --       160,000       156,800
Birch Telecommunications, Inc. sr. notes
14s, 2008                                         340,000       187,000            --            --       300,000       165,000
Focal Communications Corp. sr. notes
11 7/8s, 2010                                      70,000        49,000            --            --        40,000        28,000
Focal Communications Corp. sr. sub.
notes stepped-coupon Ser. B, zero %
(12 1/8s, 2/15/03), 2008 (STP)                    500,000       240,000            --            --       230,000       110,400
Horizon PCS., Inc. 144A company
guaranty stepped-coupon zero %
(14s, 10/1/05), 2010 (STP)                        700,000       301,000            --            --       340,000       146,200
Hyperion Telecommunications Corp., Inc.
sr. sub. notes 12s, 2007                          360,000       216,000            --            --       550,000       330,000
ICG Holdings, Inc. company guaranty
stepped-coupon zero %
(12 1/2s, 5/1/01), 2006 (In default) (STP)        425,000        29,750            --            --       115,000         8,050
ICG Services, Inc. sr. disc. notes
stepped-coupon zero %
(9 7/8s, 5/1/03), 2008 (In default) (NON)         130,000         7,150            --            --       245,000        13,475
ICG Services, Inc. sr. disc. notes
stepped-coupon zero % (10s, 2/15/03),
2008 (In default) (NON) (STP)                   2,190,000       120,450            --            --       940,000        51,700
Intermedia Communications, Inc. sr. notes
Ser. B, 8 7/8s, 2007                              588,000       576,240            --            --       290,000       284,200
Intermedia Communications, Inc. sr. notes
Ser. B, 8.6s, 2008                                 40,000        39,200            --            --        20,000        19,600
Intermedia Communications, Inc. sr. notes
Ser. B, 8 1/2s, 2008                              290,000       284,200            --            --       470,000       460,600
Ipcs Inc. sr. disc. notes stepped-coupon
zero % (14s, 7/15/05), 2010 (STP)                 500,000       215,000            --            --       260,000       111,800
KMC Telecommunications Holdings, Inc.
sr. disc. notes stepped-coupon zero %
(12 1/2s, 2/15/03), 2008 (STP)                    780,000        78,000            --            --     1,155,000       115,500
Madison River Capital Corp. sr. notes
13 1/4s, 2010                                   1,000,000       720,000            --            --       510,000       367,200
Metromedia Fiber Network, Inc. sr. notes
10s, 2009                                         420,000       344,400            --            --       180,000       147,600
Metromedia Fiber Network, Inc. sr. notes
Ser. B, 10s, 2008                                 690,000       565,800       700,000       574,000       970,000       795,400
Microcell Telecommunications sr. disc.
notes stepped-coupon Ser. B, zero %
(14s, 12/1/01), 2006 (Canada) (STP)               590,000       590,000            --            --       290,000       290,000
Nextlink Communications, Inc. sr. notes
10 1/2s, 2009                                     430,000       251,550            --            --       180,000       105,300
Nextlink Communications, Inc. sr. disc.
notes stepped-coupon zero %
(12 1/4s, 6/1/04), 2009 (STP)                   1,150,000       379,500            --            --       480,000       158,400
Startec Global Communications Corp.
sr. notes 12s, 2008                               390,000       191,100            --            --        90,000        44,100
Tele1 Europe B.V. sr. notes 13s, 2009
(Netherlands)                                     250,000       225,000            --            --       130,000       117,000
Telecorp PCS, Inc. company guaranty
10 5/8s, 2010                                     750,000       723,750            --            --       370,000       357,050
Time Warner Telecom, Inc. sr. notes
10 1/8s, 2011                                          --            --            --            --        70,000        70,000
Time Warner Telecom, Inc. sr. notes
9 3/4s, 2008                                    1,160,000     1,136,800            --            --       430,000       421,400
Tritel PCS, Inc. 144A sr. sub notes
10 3/8s, 2011                                     580,000       556,800            --            --       260,000       249,600
Triton PCS, Inc. 144A sr. sub notes
9 3/8s, 2011                                      500,000       480,000            --            --       250,000       240,000
UbiquiTel Operating Co. company
guaranty stepped-coupon zero %
(14s, 4/15/05), 2010 (STP)                      1,000,000       445,000            --            --       590,000       262,550
US UnWired, Inc. company guaranty
stepped-coupon Ser. B, zero %
(13 3/8s, 11/1/04), 2009 (STP)                    880,000       455,400            --            --       430,000       222,525
VoiceStream Wireless Corp. sr. notes
10 3/8s, 2009                                   5,460,000     6,006,000            --            --     2,670,000     2,937,000
WinStar Communications, Inc. sr. disc.
notes stepped-coupon zero %
(14 3/4s, 4/15/05), 2010 (STP)                  2,569,000       333,970            --            --     1,307,000       169,910
WinStar Communications, Inc. sr. notes
12 3/4s, 2010                                     230,000        85,100            --            --        90,000        33,300
XO Communications, Inc. sr. disc. notes
stepped-coupon zero %
(9.45s, 4/15/03), 2008 (STP)                      200,000        78,000            --            --       100,000        39,000
                                                           ------------                ------------                ------------
                                                             16,491,160                     574,000                   9,125,260

Textiles                                                           0.3%                        0.2%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc. company guaranty
9 1/8s, 2008                                      370,000       247,900            --            --       180,000       120,600
Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003     730,000       649,700       940,000       836,600       725,000       645,250
Kasper ASL., Ltd. sr. notes 12 3/4s, 2004
(In default) (NON)                                285,000        85,500            --            --        30,000         9,000
Levi Strauss & Co. 144A sr. notes
11 5/8s, 2008                                   1,710,000     1,752,750     2,970,000     3,018,404     2,870,000     2,941,750
Tommy Hilfiger USA, Inc. company
guaranty 6 1/2s, 2003                             150,000       142,500            --            --        70,000        66,500
Westpoint Stevens, Inc. sr. notes
7 7/8s, 2008                                      880,000       695,200       500,000       395,000       390,000       308,100
Westpoint Stevens, Inc. sr. notes
7 7/8s, 2005                                    1,170,000       959,400            --            --       780,000       639,600
William Carter Holdings Co.
sr. sub. notes Ser. A, 12s, 2008                  190,000       176,700            --            --        50,000        46,500
William Carter Holdings Co.
sr. sub. notes Ser. A, 10 3/8s, 2006              750,000       750,000            --            --       340,000       340,000
                                                           ------------                ------------                ------------
                                                              5,459,650                   4,250,004                   5,117,300

Waste Management                                                   0.2%                        0.3%                        0.7%
-------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. company
guaranty Ser. B, 10s, 2009                      1,990,000     2,027,313            --            --       885,000       901,594
Allied Waste Industries, Inc. company
guaranty Ser. B, 7 7/8s, 2009                     255,000       247,350     2,725,000     2,643,250     2,060,000     1,998,200
Allied Waste Industries, Inc. company
guaranty Ser. B, 7 5/8s, 2006                     430,000       418,713       420,000       408,975       120,000       116,850
Allied Waste Industries, Inc. 144A
company guaranty 8 7/8s, 2008                     200,000       205,000            --            --       210,000       215,250
Browning-Ferris Industries, Inc. 144A
deb. 7.4s, 2035                                   320,000       259,200     3,746,000     3,034,260     3,090,000     2,502,900
Waste Management, Inc. sr. notes
7 3/8s, 2010                                      280,000       281,887     2,310,000     2,325,569     1,730,000     1,741,660
                                                           ------------                ------------                ------------
                                                              3,439,463                   8,412,054                   7,476,454

Water Utilities                                                    0.1%                        0.2%                        0.5%
-------------------------------------------------------------------------------------------------------------------------------
Azurix Corp. sr. notes Ser. B, 10 3/4s, 20        650,000       659,750            --            --        30,000        30,450
Azurix Corp. sr. notes Ser. B, 10 3/8s, 20        521,000       526,210     6,360,000     6,423,600     4,780,000     4,827,800
                                                           ------------                ------------                ------------
                                                              1,185,960                   6,423,600                   4,858,250
Total Corporate Bonds and Notes
(cost $251,340,124, $437,894,642
and $403,413,881)                                          $228,756,999                $446,977,968                $395,643,189
-------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                     BALANCED                 CONSERVATIVE
                                                                   3.5%                       10.9%                       13.7%
U.S. GOVERNMENT AND                             Principal                   Principal                   Principal
AGENCY OBLIGATIONS                                 Amount         Value        Amount         Value        Amount         Value

U.S. Government
Agency Mortgage Obligations                                        2.9%                        9.5%                       13.5%
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corporation
8 1/2s, July 1, 2028                          $        -- $          --   $ 1,156,068  $  1,224,726   $ 1,362,099 $   1,442,994
6 1/2s, April 1, 2029                                  --            --       357,433       356,886            --            --
Federal National Mortgage Association
Pass-through Certificates
8 1/2s, with due dates from
March 1, 2030 to April 1, 2030                         --            --       540,869       563,357            --            --
8s, with due dates from
October 1, 2022 to March 1, 2031                6,249,965     6,448,453    37,010,269    38,206,227    17,448,256    18,011,155
8s, TBA, April 1, 2031                            850,000       876,563     3,715,000     3,831,094     1,915,000     1,974,844
7 1/2s, with due dates from
January 1, 2030 to January 1, 2031              3,007,992     3,074,769     4,129,465     4,221,138     2,835,066     2,898,006
6 1/2s, with due dates from
August 1, 2010 to January 1, 2031                 254,430       253,855       150,706       150,176       615,631       623,346
6s, with due dates from May 1, 2014
to March 1, 2031                               31,178,610    30,955,266   164,529,512   162,977,043    82,902,839    82,097,576
6s, April 1, 2031                               1,330,000     1,296,750     4,210,000     4,104,750     2,100,000     2,047,500
Government National Mortgage
Association Pass-through Certificates
10s, with due dates from June 15, 2013
to March 1, 2029                                       --            --     1,246,515     1,364,421     1,169,533     1,279,409
9 1/2s, December 15, 2017                              --            --       572,578       618,247       506,627       547,036
9s, with due dates from
January 15, 2025 to October 15, 2029                   --            --     5,135,525     5,419,231     2,668,340     2,815,028
8s, with due dates from June 15, 2017
to April 15, 2028                               3,884,479     4,036,845    16,406,223    17,044,893     9,411,487     9,777,844
7 1/2s, with due dates from
April 15, 2022 to December 15, 2030             1,822,625     1,861,210    10,902,364    11,184,992     3,176,703     3,263,717
7s, with due dates from
August 15, 2025 to February 15, 2031            4,016,383     4,083,336    11,540,013    11,739,187     6,638,271     6,749,116
6 1/2s, March 15, 2028                                 --            --       299,053       299,510            --            --
                                                           ------------                ------------                ------------
                                                             52,887,047                 263,305,878                 133,527,571

U.S. Treasury Obligations                                          0.6%                        1.4%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
US Treasury Notes 09/13/01 4.17s,
September 13, 2001 (SEG)                       10,300,000    10,104,008    25,990,000    25,490,862     3,200,000     3,138,544
                                                           ------------                ------------                ------------
Total U.S. Government and
Agency Obligations
(cost $62,676,629, $286,787,371
and $135,830,598)                                          $ 62,991,055                $288,796,740                $136,666,115
-------------------------------------------------------------------------------------------------------------------------------

                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                   1.1%                        1.7%                        2.5%
COLLATERALIZED                                  Principal                   Principal                   Principal
MORTGAGE OBLIGATIONS(a)                            Amount         Value        Amount         Value        Amount         Value
-------------------------------------------------------------------------------------------------------------------------------
Comm Ser. 01-J1A, Class A2,
6.457s, 2034                                  $   900,000 $     902,109  $  4,500,000 $    4,510,547  $ 2,300,000 $    2,305,391
Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, Class D,
7.053s, 2010                                           --            --       110,000       108,768            --            --
Countrywide Mortgage Backed
Securities, Inc. Ser. 93-C, Class A8,
6 1/2s, 2024                                           --            --       180,000       178,054            --            --
Criimi Mae Commercial Mortgage Trust
Ser. 98-C1, Class A2, 7s, 2011                         --            --       760,000       732,944       470,000       453,268
CS First Boston Mortgage Securities
Corp. Ser. 99-C1, Class A2, 7.29s, 2009           730,000       774,028     3,430,000     3,636,872     1,810,000     1,919,166
Deutsche Mortgage & Asset Receiving
Corp. Ser. 98-C1, Class X,
Interest Only (IO), 1.22s, 2031                 3,119,158         151,08    7,236,446       350,515     5,988,783       290,082
Fannie Mae
Ser. 00-4, Class SX, 10.205s, 2023                     --            --     1,120,000     1,122,800     1,020,000     1,022,550
281, Class 2, IO, 9.0s, 2026                      393,860        79,572       203,785        41,171            --            --
Ser. 99-64, Class SE, IO, 8s, 2030              4,124,219       257,538            --            --            --            --
Ser. 99-51, Class S, IO, 8.0s, 2029                    --            --     1,874,441       153,471     1,623,780       132,948
Ser. 99-T2, Class A1, 7.5s, 2039                1,203,200     1,243,808     4,991,999     5,160,479     2,549,028     2,635,058
Ser. 00-T6, Class A1, 7.5s, 2030                  862,600       891,713     3,973,775     4,107,890     2,122,578     2,194,215
Ser. 97-91, Class FB, IO, 7.5s, 2023              407,162        34,472            --            --            --            --
Ser. 98-1, Class SA, IO, 6.5s, 2024                    --            --     3,765,200     1,586,676     1,885,300       794,476
Ser. 92-184, Class J, IO, 6.14s, 2022                  --            --         5,130       129,287         4,560       114,922
Ser. 97-91, Class SL, IO, 5.843s, 2023                 --            --            --            --       778,380        91,814
Ser. 92-181, Class PJ, IO, 5.3s, 2022                  --            --         3,456        74,821         3,253        70,419
Ser. 97-92, Class SM, IO, 4.57s, 2022                  --            --     1,588,420       145,936       818,041        75,158
Ser. 98-66, Class SB, IO, 3.1s, 2028                   --            --            --            --     1,068,649        66,768
FFCA Secured Lending Corp.
Ser. 00-1, Class A2, 7.77s, 2027 144A           1,025,000     1,073,688     4,355,000     4,561,863     2,175,000     2,278,313
Ser. 00-1, Class X, IO, 1.72s, 2027             1,338,796       127,186     5,706,667       542,133     2,855,308       271,254
Freddie Mac
Ser. 2028, Class SG, IO, 10.473s, 2023                 --            --     1,324,000       566,386     1,035,000       442,757
Ser. 2032, Class SK, 9.36s, 2024                1,593,000       554,401            --            --            --            --
Ser. 1717, 6 1/2s, 2024                                --            --        70,210        71,430            --            --
Ser. 183. Class IO, 3.266s, 2027                       --            --       309,386        63,618        10,248         2,107
Ser. 2191, Class MS, 0.605s, 2027                      --            --       281,428        14,872            --            --
Ser. 180, Principal Only (PO),
zero %, 2026                                           --            --        10,703         8,937       100,359        83,800
Ser. 1208, Class F, PO, zero %, 2022               82,082        69,411            --            --            --            --
Ser. 203, PO, zero %, 2029                             --            --       340,988       259,628       113,010        86,046
GE Capital Mortgage Services, Inc.
Ser. 98-11, Class 2A4, 6 3/4s, 2028                    --            --        75,000        75,507            --            --
Government National
Mortgage Association
Ser. 99-43, Class SJ, IO, 8.5s, 2029            2,067,460       129,837     1,407,926        88,418            --            --
Ser. 99-46, Class SQ, IO, 8s, 2027                     --            --     1,481,133        81,462            --            --
Ser. 00-17, Class SB, 7.5s, 2026                  215,879       247,486     1,502,719     1,722,732       792,680       908,736
Ser. 99-31, Class MP, PO, zero %, 2029            556,245       478,544     2,627,930     2,260,841     1,313,966     1,130,421
Ser. 98-2, Class EA, PO, zero %, 2028             347,941       285,746        66,383        54,517            --            --
Holmes Financing PLC FRN
6.879s, 2040                                    1,030,000     1,030,474     4,390,000     4,392,019     2,200,000     2,201,012
Merrill Lynch Mortgage Investors, Inc.
Ser. 1995-C3, Class D, 7.782s, 2025                    --            --        75,000        78,105            --            --
Ser. 96-C2, Class E, 6.96s, 2028                       --            --        65,000        61,380            --            --
Ser. 96-C2, IO, 9.04s, 2028                     1,301,009        88,428     2,216,353       150,643       802,902        54,572
Ser. 98-C2, IO, 7.86s, 2030                     2,234,763       147,941     8,354,429       553,063     4,276,223       283,086
Mortgage Capital Funding, Inc.
Ser. 97-MC2, Class X, IO, 8.05s, 2012           1,842,613       114,300       510,495        31,667            --            --
PNC Mortgage Securities Corp.
Ser. 97-6, Class A2, 6.6s, 2027                        --            --        78,032        78,687            --            --
Prudential Home Mortgage Securities
Ser. 93-57, Class A4, 5.9s, 2023                       --            --         4,404         4,421            --            --
Salomon Brothers Mortgage Securities
VII Ser. 00-C3, Class A2, 6.592s, 2010            595,000       605,249     2,400,000     2,441,342     1,205,000     1,225,757
Structured Asset Security Corp.
Ser. 00-1, Class A1, 5.34s, 2024               11,153,720    11,155,462     3,717,906     3,718,487     3,717,907     3,718,487
                                                           ------------                ------------                ------------
Total Collateralized Mortgage Obligations
(cost $20,268,554, $42,952,281
and $24,362,444)                                           $ 20,442,477                $ 43,922,389                $ 24,852,583
-------------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                   0.4%                         --%                        0.1%
PREFERRED STOCKS*                                  Shares         Value        Shares         Value        Shares         Value
-------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25 cum. pfd. (PIK)               9,884  $      9,884            --  $         --            -- $          --
California Federal Bancorp, Inc.
Ser. A, $2.28 pfd.                                  8,100       202,500        22,060       551,500        15,240       381,000
Chevy Chase Capital Corp.
Ser. A, $5.19 pfd. (PIK)                            4,057       217,050            --            --         2,028       108,498
Citadel Broadcasting, Inc.
144A $13.25 cum. pfd. (PIK)                         5,543       620,816            --            --         1,269       142,128
CSC Holdings, Inc. Ser. M, $11.13
cum. pfd. (PIK)                                     6,855       747,195            --            --           925       100,825
Dobson Communications Corp.
13.00% pfd.                                           989       929,660            --            --           318       298,920
Dobson Communications Corp.
144A 12.25% pfd. (PIK)                                444       399,600            --            --            --            --
Intermedia Communications, Inc.
Ser. B, 13.50% pfd. (PIK)                             735       735,000             1         1,000             2         2,000
Marschollek, Lautenschlaeger und
Partner AG zero % pfd. (Germany)                   17,278     1,732,983            --            --            --            --
Nextel Communications, Inc. 144A
Ser. E, $11.125 pfd. (PIK)                              5         3,650            --            --             2         1,460
Paxson Communications Corp.
12.50% pfd. (PIK)                                       1         1,000            --            --            --            --
Paxson Communications Corp.
144A 13.25% cum. pfd. (PIK)                           109     1,030,050            --            --            25       236,250
Public Service Co. of New Hampshire
$2.651 1st mtge. pfd                                  577        11,540         3,141        62,820           577        11,540
XO Communications, Inc. Ser. B,
13.50% pfd.                                            12         3,480            --            --             1           290
                                                           ------------                ------------                ------------
Total Preferred Stocks
(cost $7,543,325, $630,218
and $1,307,717)                                            $  6,644,408                $    615,320                $  1,282,911
-------------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                   0.2%                        2.6%                        5.6%
CONVERTIBLE BONDS                               Principal                   Principal                   Principal
AND NOTES(a)                                       Amount         Value        Amount         Value        Amount         Value

Advertising and Marketing Services                                  --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc. cv. sub. notes
4 3/4s, 2006                                   $       --  $         --    $  126,000  $     86,153   $    82,000  $     56,068
Interpublic Group Cos., Inc.
cv. sub. notes 1.8s, 2004                              --            --       600,000       594,000       400,000       396,000
Omnicom Group, Inc.
cv. sub. deb. 2 1/4s, 2013                             --            --       449,000       773,964       356,000       613,655
Young & Rubicam, Inc. 144A
cv. sr. notes 3s, 2005                                 --            --       250,000       233,750       260,000       243,100
                                                           ------------                ------------                ------------
                                                                     --                   1,687,867                   1,308,823

Aerospace and Defense                                               --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp. cv. sub. notes 7s, 2003              190,000       172,425            --            --       120,000       108,900
SPACEHAB, Inc. cv. sub. notes 8s, 2007                 --            --       157,000        99,499        97,000        61,474
                                                           ------------                ------------                ------------
                                                                172,425                      99,499                     170,374

Automotive                                                          --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Exide Corp. 144A cv. sr. sub. notes
2.9s, 2005                                      1,170,000       508,950            --            --       530,000       230,550
Magna International cv. sub. deb.
5s, 2002                                               --            --       800,000       805,000       700,000       704,375
Standard Motor Products, Inc. cv. sub.
notes 6 3/4s, 2009                            $        --  $         --  $    239,000 $      139,516  $   146,000 $      85,228
Tower Automotive, Inc. cv. sub. notes
5s, 2004                                               --            --       600,000       482,250       400,000       321,500
                                                           ------------                ------------                ------------
                                                                508,950                   1,426,766                   1,341,653

Biotechnology                                                       --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc. cv. sub. notes
4 3/4s, 2007                                           --            --       284,000       172,885       203,000       123,576
Alexion Pharmaceuticals, Inc. 144A
cv. sub. notes 5 3/4s, 2007                            --            --       178,000       102,795       118,000        68,145
CV Therapeutics 144A cv. sub. notes
4 3/4s, 2007                                           --            --       148,000       110,445        96,000        71,640
COR Therapeutics, Inc. 144A cv. notes
5s, 2007                                               --            --       139,000       125,100        89,000        80,100
Genzyme Corp. cv. sub. notes
5 1/4s, 2005                                           --            --       200,000       465,750            --            --
Gilead Sciences, Inc. 144A cv. notes
5s, 2007                                               --            --       239,000       218,088       171,000       156,038
Human Genome Sciences, Inc. cv. sub.
notes 3 3/4s, 2007                                     --            --       430,000       309,600       290,000       208,800
IDEC Pharmaceuticals Corp. cv. sub.
notes zero %, 2019                                     --            --       142,000       231,638       113,000       184,331
Imclone Systems, Inc 144A cv. sub.
notes 5 1/2s, 2005                                     --            --        56,000        47,740        35,000        29,838
Invitrogen Corp. 144A cv. sub. notes
5 1/2s, 2007                                           --            --       140,000       134,925        90,000        86,738
Millennium Pharmaceuticals, Inc.
cv. sub. notes 5 1/2s, 2007                            --            --       323,000       325,019       329,000       331,056
Protein Design Labs, Inc. 144A
cv. sub. notes 5 1/2s, 2007                            --            --       159,000       142,703        95,000        85,263
Roche Holdings, Inc. 144A
cv. bonds zero %, 2015                                 --            --     1,266,000       925,763       972,000       710,775
Vertex Pharmaceuticals, Inc. 144A
cv. sub. notes 5s, 2007                                --            --        88,000        62,700        69,000        49,163
ViroPharma, Inc. 144A cv. sub. notes
6s, 2007                                               --            --       120,000        62,700        80,000        41,800
                                                           ------------                ------------                ------------
                                                                     --                   3,437,851                   2,227,263

Broadcasting                                                        --%                        0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.
cv. sr. notes 2 5/8s, 2003                             --            --       360,000       375,750       285,000       297,469
Clear Channel Communications, Inc.
cv. sr. notes 1 1/2s, 2002                             --            --       812,000       762,265       437,000       410,234
Echostar Communications Corp.
cv. sub. notes 4 7/8s, 2007                            --            --       664,000       585,150       609,000       536,681
Echostar Communications Corp.
144A cv. sub. notes 4 7/8s, 2007                       --            --       472,000       415,950       182,000       160,388
Jacor Communications, Inc.
cv. Liquid Yield Option Notes
(LYON) zero %, 2018                                    --            --     1,706,000       850,868     1,045,000       521,194
Jacor Communications, Inc.
cv. sr. notes zero %, 2011                             --            --       518,000       457,135       376,000       331,820
News America Holdings, Inc.
cv. LYON zero %, 2013                                  --            --       782,000       488,750       700,000       437,500
Scandinavian Broadcasting System SA
cv. sub. notes 7s, 2004 (Luxembourg)                   --            --       234,000       193,343       140,000       115,675
                                                           ------------                ------------                ------------
                                                                     --                   4,129,211                   2,810,961

Cable Television                                                    --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.
cv. sub. notes 6s, 2006                                --            --       550,000       539,688       450,000       441,563
AT&T-Liberty Media Group
cv. mortgage-backed 4s, 2029                           --            --     1,297,000       847,914       966,000       631,523
AT&T-Liberty Media Group 144A
cv. sr. notes 3 1/2s, 2031                             --            --       520,000       383,500       390,000       287,625
AT&T-Liberty Media Group 144A
cv. sr. notes 3 1/4s, 2031                             --            --       810,000       786,713       630,000       611,888
Charter Communications 144A
cv. bonds 5 3/4s, 2005                                 --            --       447,000       542,546       508,000       616,585
Rogers Communications
cv. deb. 2s, 2005                                  30,000        22,538            --            --        10,000         7,513
TeleWest Finance Corp.
cv. sub. notes 6s, 2005
(United Kingdom)                                  680,000       528,700            --            --       270,000       209,925
                                                           ------------                ------------                ------------
                                                                551,238                   3,100,361                   2,806,622

Commercial and Consumer Services                                    --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cedant Corp. cv. sub. notes 3s, 2002                   --            --     1,099,000     1,055,040       868,000       833,280

Communications Equipment                                            --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Antec Corp. cv. sub. notes 4 1/2s, 2003                --            --       594,000       380,903       472,000       302,670
CommScope, Inc. cv. sub. notes 4s, 2006                --            --       122,000        92,873        73,000        55,571
Comverse Technology, Inc.
cv. sub. deb. 4 1/2s, 2005                             --            --       257,000       704,501       203,000       556,474
Corning, Inc. cv. deb. zero %, 2015                    --            --     1,992,000     1,165,320     1,903,000     1,113,255
Efficient Networks, Inc. 144A
cv. sub. notes 5s, 2005                                --            --       225,000       222,750       165,000       163,350
Juniper Networks, Inc. cv. sub. notes
4 3/4s, 2007                                           --            --       494,000       356,915       387,000       279,608
ONI System Corp. cv. notes 5s, 2005                    --            --       195,000       121,144       169,000       104,991
Redback Networks, Inc. cv. sub. notes
5s, 2007                                               --            --     1,178,000       693,548       931,000       548,126
Redback Networks, Inc. 144A
cv. sub. notes 5s, 2007                                --            --       220,000       129,525       133,000        78,304
                                                           ------------                ------------                ------------
                                                                     --                   3,867,479                   3,202,349

Computers                                                           --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc. cv. sub. notes 4 3/4s, 2004              --            --       151,000       123,820        95,000        77,900
Anixter International, Inc. 144A
cv. sr. notes zero %, 2020                             --            --     1,079,000       269,750       799,000       199,750
Digital Island, Inc. cv. bonds 6s, 2005                --            --       330,000        96,113       210,000        61,163
Hewlett-Packard Co. cv. sub. notes
zero %, 2017                                           --            --     1,474,000       819,913     1,125,000       625,781
Quantum Corp. cv. sub. 7s, 2004                        --            --       162,000       133,650       100,000        82,500
                                                           ------------                ------------                ------------
                                                                     --                   1,443,246                   1,047,094

Conglomerates                                                       --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc.
cv. sr. notes 1s, 2001                                 --            --       149,000       400,251        99,000       265,939
Tyco International, Ltd. cv. notes
zero %, 2020 (Bermuda)                                 --            --       645,000       473,269     3,005,000     2,204,919
Tyco International, Ltd. 144A cv. notes
zero %, 2020 (Bermuda)                                 --            --     2,336,000     1,714,040     1,390,000     1,019,913
                                                           ------------                ------------                ------------
                                                                     --                   2,587,560                   3,490,771

Consumer Finance                                                    --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.
cv. sr. notes 3 1/4s, 2005                             --            --       505,000       483,538       360,000       344,700

Consumer Services                                                   --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Flag Ltd. 144A sr. notes
8 1/4s, 2008 (Bermuda)                            580,000       522,000       105,000        94,500       370,000       333,000
Getty Images, Inc. cv. sub. notes
5s, 2007                                               --            --       100,000        63,125       100,000        63,125
Getty Images, Inc. 144A cv. sub. notes
5s, 2007                                               --            --       350,000       220,938       230,000       145,188
VerticalNet, Inc. cv. sub. deb.
5 1/4s, 2004                                           --            --        56,000        21,210        35,000        13,256
                                                           ------------                ------------                ------------
                                                                522,000                     399,773                     554,569

Electronics                                                         --%                        0.4%                        0.8%
-------------------------------------------------------------------------------------------------------------------------------
ADT Operations, Inc. cv. sub. notes
zero %, 2010                                           --            --        42,000        98,858        32,000        75,320
Analog Devices, Inc. 144A cv. notes
4 3/4s, 2005                                           --            --       860,000       757,875       600,000       528,750
Analog Devices, Inc. 144A
cv. sub. notes 4 3/4s, 2005                            --            --       332,000       292,575       199,000       175,369
Arrow Electronics, Inc. cv. deb.
zero %, 2021                                           --            --       857,000       351,370       690,000       282,900
Benchmark Electronics, Inc. 144A
cv. sub. notes 6s, 2006                                --            --       166,000       122,218       149,000       109,701
Burr-Brown Corp. cv. sub. notes
4 1/4s, 2007                                           --            --       179,000       198,914       107,000       118,904
Cypress Semiconductor Corp. cv. sub.
deb. 3 3/4s, 2005                                      --            --       504,000       391,860       397,000       308,668
DDi Corp. cv. sub. notes 5 1/4s, 2008                  --            --        80,000        68,200        60,000        51,150
Kulicke & Soffa Industries, Inc. 144A
cv. notes 4 3/4s, 2006                                 --            --       145,000       120,350       115,000        95,450
Lattice Semiconductor Corp. cv. sub.
notes 4 3/4s, 2006                                     --            --       223,000       245,579       132,000       145,365
LSI Logic Corp. cv. sub. notes
4 1/4s, 2004                                           --            --       263,000       306,395       287,000       334,355
LSI Logic Corp. cv. sub. notes 4s, 2005                --            --       508,000       403,225       542,000       430,213
PerkinElmer, Inc. cv. deb. zero %, 2020                --            --       318,000       164,565       299,000       154,733
RF Micro Devices, Inc. cv. sub. notes
3 3/4s, 2005                                           --            --       100,000        63,875       100,000        63,875
RF Micro Devices, Inc. 144A cv. sub.
notes 3 3/4s, 2005                                     --            --       385,000       245,919       235,000       150,106
S3, Inc. 144A cv. sub. notes 5 3/4s, 2003              --            --       300,000       218,250       300,000       218,250
Sanmina Corp. cv. sub. notes
4 1/4s, 2004                                           --            --       513,000       568,148       552,000       611,340
SCI Systems, Inc. cv. sub. 3s, 2007                    --            --       278,000       207,458       264,000       197,010
Semtech Corp. 144A cv. sub. notes
4 1/2s, 2007                                           --            --       110,000       102,300        68,000        63,240
Solectron Corp. cv. notes zero %, 2020                 --            --     6,046,000     3,015,443     4,736,000     2,362,080
TranSwitch Corp. cv. notes 4 1/2s, 2005                --            --       170,000       113,475       111,000        74,093
TranSwitch Corp. 144A cv. notes
4 1/2s, 2005                                           --            --       362,000       235,753       310,000       201,888
TriQuint Semiconductor, Inc. cv. notes
4s, 2007                                               --            --       557,000       349,518       374,000       234,685
Vitesse Semiconductor Corp. cv. sub.
deb. 4s, 2005                                          --            --       913,000       668,773       526,000       385,295
Vitesse Semiconductor Corp. 144A
cv. sub. deb. 4s, 2005                                 --            --       427,000       312,778       261,000       191,183
                                                           ------------                ------------                ------------
                                                                     --                   9,623,674                   7,563,923

Energy                                                              --%                        0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc. cv. notes
zero %, 2008                                           --            --       100,000         80,87       100,000        80,875
Diamond Offshore Drilling, Inc.
cv. deb. zero %, 2020                                  --            --            --            --       100,000        51,000
Diamond Offshore Drilling, Inc.
cv. sub. notes Ser., 3 3/4s, 2007                      --            --     1,000,000     1,007,500       900,000       906,750
Diamond Offshore Drilling, Inc.
144A cv. deb. zero %, 2020                             --            --       310,000       158,100       190,000        96,900
Global Marine, Inc. cv. deb. zero %, 2020              --            --       100,000        50,750       200,000       101,500
Global Marine, Inc. 144A cv. deb.
zero %, 2020                                           --            --     1,008,000       511,560       630,000       319,725
Hanover Compressor Co. cv. sr. notes
4 3/4s, 2008                                           --            --       122,000       121,390        95,000        94,525
Nabors Industries, Inc. cv. deb.
zero %, 2020                                           --            --       497,000       346,036       385,000       268,056
Offshore Logistics, Inc. cv. sub. notes
6s, 2003                                               --            --       103,000       117,806        81,000        92,644
Parker Drilling Corp. cv. sub. notes
5 1/2s, 2004                                           --            --       220,000       193,325       134,000       117,753
Pride International, Inc. cv. deb.
zero %, 2021                                           --            --        76,000        50,445        60,000        39,825
Pride International, Inc. cv. sub. deb.
zero %, 2018                                           --            --       281,000       124,343       272,000       120,360
Seacor Smit, Inc. cv. sub. notes
5.38s, 2006                                            --            --       145,000       152,975        83,000        87,565
Transocean cv. deb. zero %, 2020                       --            --       682,000       397,265       540,000       314,550
York Power Funding 144A notes
12s, 2007 (Cayman Islands)                        274,000       294,550       667,000       717,025       245,000       263,375
                                                           ------------                ------------                ------------
                                                                294,550                   4,029,395                   2,955,403

Entertainment                                                       --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. cv. notes 7 1/4s, 2009                 --            --        18,300       528,413        14,500       418,688

Health Care Services                                                --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
AmeriSource Health Corp. 144A
cv. sub. notes 5s, 2007                                --            --       350,000       416,063       257,000       305,509
Caremark RX Capital Trust I cv. notes
7s, 2029                                               --            --         1,821       169,125         1,296       120,366
Medical Care International, Inc. 144A
cv. notes 6 3/4s, 2006                                 --            --       507,000       489,255       350,000       337,750
Omnicare, Inc. cv. bonds 5s, 2007                      --            --     1,100,000       957,000       550,000       478,500
Province Healthcare Co. 144A cv. sub.
notes 4 1/2s, 2005                                     --            --        90,000        90,450        50,000        50,250
Universal Health Services, Inc. 144A
cv. sr. notes 0.426s, 2020                             --            --       780,000       461,175       520,000       307,450
Wellpoint Health Networks, Inc.
cv. sub. deb. zero %, 2019                             --            --       162,000       129,803       129,000       103,361
                                                           ------------                ------------                ------------
                                                                     --                   2,712,871                   1,703,186

Homebuilding                                                        --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Lennar Corp. cv. deb. zero %, 2018                     --            --       843,000       494,209       664,000       389,270

Insurance                                                           --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Mutual Risk Management, Ltd.
cv. sub. deb. zero %, 2015                             --            --       756,000       292,950       503,000       194,913

Investment Banking/Brokerage                                        --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
E(a)Trade Group, Inc. cv. sub. notes
6s, 2007                                               --            --       417,000       234,041       323,000       181,284
E(a)Trade Group, Inc. 144A cv. sub.
notes 6s, 2007                                         --            --        51,000        28,624        32,000        17,960
                                                           ------------                ------------                ------------
                                                                     --                     262,665                     199,244

Lodging/Tourism                                                     --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc. cv. notes
zero %, 2029 (Canada)                                  --            --       163,000        51,956        98,000        31,238
Royal Caribbean Cruises cv. sr. notes
zero %, 2021                                           --            --     1,130,000       420,925       890,000       331,525
                                                           ------------                ------------                ------------
                                                                     --                     472,881                     362,763

Manufacturing                                                       --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Thermo Ecotek Corp. 144A
cv. bonds 4 7/8s, 2004                                 --            --       300,000       283,875       200,000       189,250
Thermo Electron Corp. 144A
cv. sub. deb. 4 1/4s, 2003                             --            --       300,000       289,875       400,000       386,500
Thermo Electron Corp.
cv. sr. notes 4s, 2005                                 --            --       550,000       508,750       300,000       277,500
                                                           ------------                ------------                ------------
                                                                     --                   1,082,500                     853,250

Medical Services                                                    --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Davita, Inc. sub. notes 7s, 2009                  240,000       206,088            --            --            --            --
Healthsouth Corp. cv. sub. deb.
3 1/4s, 2003                                      110,000        99,688       823,000       745,844       472,000       427,750
Total Renal Care Holdings, Inc.
144A cv. 7s, 2009                                      --            --            --            --       680,000       595,850
                                                           ------------                ------------                ------------
                                                                305,776                     745,844                   1,023,600

Medical Technology                                                  --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Thermo Cardiosystems, Inc. 144A
cv. company guaranty 4 3/4s, 2004                      --            --       600,000       534,000       400,000       356,000

Metals                                                              --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Consumers International 144A
sr. notes 10 1/4s, 2005 (In default) (NON)         15,000         5,100            --            --         5,000         1,700
Inco, Ltd. cv. deb. 7 3/4s, 2016 (Canada)              --            --       144,000       138,420        90,000        86,513
Inco, Ltd. cv. deb. 5 3/4s, 2004 (Canada)              --            --       300,000       287,625       300,000       287,625
Quanex Corp. cv. sub. deb. 6.88s, 2007                 --            --       276,000       235,290       173,000       147,483
                                                           ------------                ------------                ------------
                                                                  5,100                     661,335                     523,321

Oil & Gas                                                           --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp. cv. sub.
notes zero %, 2020                                     --            --       510,000       404,175       357,000       282,923
Devon Energy Corp. cv. deb.
4.95s, 2008                                            --            --     1,400,000     1,380,750     1,200,000     1,183,500
Kerr-McGee Corp. cv. sub. deb.
5 1/4s, 2010                                           --            --       517,000       636,556       409,000       503,581
                                                           ------------                ------------                ------------
                                                                     --                   2,421,481                   1,970,004

Paper & Forest Products                                             --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Mail-Well, Inc. cv. sub. notes 5s, 2002                --            --       435,000       381,713       344,000       301,860

Pharmaceuticals                                                     --%                        0.2%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. cv. sub. notes
3 3/4s, 2007                                           --            --       459,000       270,236       350,000       206,063
Allergan, Inc. 144A cv. bonds
zero %, 2020                                           --            --       845,000       521,788       510,000       314,925
Alpharma, Inc. cv. sr. notes 5 3/4s, 2005              --            --       160,000       187,800       151,000       177,236
Alza Corp. cv. sub. LYON zero %, 2014                  --            --     1,052,000     1,119,065       827,000       879,721
Aviron cv. sub. notes 5 1/4s, 2008                     --            --       120,000       107,700       100,000        89,750
Inhale Therapeutic Systems 144A
cv. sub. notes 5s, 2007                                --            --       116,000        87,725        77,000        58,231
Inhale Therapeutic Systems 144A
cv. sub. notes 3 1/2s, 2007                            --            --       340,000       209,100       210,000       129,150
IVAX Corp. cv. sr. sub. notes
5 1/2s, 2007                                           --            --            --            --       100,000       110,000
IVAX Corp. 144A cv. sr. sub. notes
5 1/2s, 2007                                           --            --       250,000       275,000       160,000       176,000
Roche Holdings, Inc. 144A cv. unsub.
LYON zero %, 2010 (Switzerland)                        --            --     2,360,000     1,321,600     1,750,000       980,000
Sepracor, Inc. cv. sub. deb. 7s, 2005                  --            --       761,000       585,970       513,000       395,010
Sepracor, Inc. cv. sub. deb. 5s, 2007                  --            --       294,000       179,340       231,000       140,910
Teva Pharmacuetical Corp. LLC 144A
cv. sub. notes 1 1/2s, 2005                            --            --       610,000       603,900       410,000       405,900
                                                           ------------                ------------                ------------
                                                                     --                   5,469,224                   4,062,896

Photography/Imaging                                                 --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Xerox Corp. cv. sub. deb. 0.57s, 2018                  --            --       900,000       288,000       800,000       256,000

Publishing                                                          --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Times Mirror Co. cv. sub. notes
zero %, 2017                                           --            --       526,000       325,463       380,000       235,125

Real Estate                                                         --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP cv. sr. notes FRN
7 1/4s, 2008                                           --            --       100,000       101,375       200,000       202,750
EOP Operating LP 144A cv. sr. notes
7 1/4s, 2008                                           --            --       980,000       993,475       586,000       594,058
                                                           ------------                ------------                ------------
                                                                     --                   1,094,850                     796,808

Retail                                                              --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Ann Taylor Stores Corp. cv. company
guaranty 0.55s, 2019                                   --            --       500,000       246,250       500,000       246,250
Costco Cos, Inc. cv. sub. notes
zero %, 2017                                           --            --       800,000       751,000       500,000       469,375
Jones Apparel Group, Inc. 144A
cv. sr. notes zero %, 2021                             --            --       396,000       202,950       350,000       179,375
Lowe's Cos., Inc. 144A cv. sr. notes
zero %, 2021                                           --            --       857,000       552,765       676,000       436,020
Office Depot, Inc. cv. LYON
zero %, 2007                                           --            --     1,500,000     1,014,375       900,000       608,625
TJX Cos., Inc. (The) 144A cv. sub. notes
zero %, 2021                                           --            --       414,000       296,010       332,000       237,380
                                                           ------------                ------------                ------------
                                                                     --                   3,063,350                   2,177,025

Semiconductor                                                       --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc.
cv. sub. notes 5 1/4s, 2006                            --            --       200,000       173,000       300,000       259,500
ASM Lithography Holdings 144A
cv. bonds 4 1/4s, 2004 (Netherlands)                   --            --         3,000         2,880            --            --
Conexant Systems, Inc. cv. sub. notes
4s, 2007                                               --            --       476,000       252,875       410,000       217,813
LAM Research Corp. cv. sub. notes
5s, 2002                                               --            --       184,000       203,320        87,000        96,135
Photronics, Inc. cv. sub. notes 6s, 2004               --            --       300,000       311,250       300,000       311,250
                                                           ------------                ------------                ------------
                                                                     --                     943,325                     884,698

Software                                                            --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. cv. sub. notes
5 1/2s, 2007                                           --            --       475,000       183,172       349,000       134,583
Akamai Technologies, Inc. 144A
cv. sub. notes 5 1/2s, 2007                            --            --       107,000        41,463        66,000        25,575
Aspen Technology, Inc. cv. sub. deb.
5 1/4s, 2005                                           --            --            --            --       111,000        89,216
BEA Systems, Inc. cv. sub. notes
4s, 2006                                               --            --       110,000       121,825       142,000       157,265
BEA Systems, Inc. 144A cv. sub. notes
4s, 2006                                               --            --       405,000       448,538       206,000       228,145
Citrix Systems, Inc. cv. sub. deb.
zero %, 2019                                           --            --       283,000       120,983       174,000        74,385
I2 Technologies, Inc. cv. sub. notes
5 1/4s, 2006                                           --            --       258,000       204,788       312,000       247,650
Network Associates, Inc. cv. sub. deb.
zero %, 2018                                           --            --       685,000       245,744       532,000       190,855
NVIDIA Corp. cv. sub. notes
4 3/4s, 2007                                           --            --       128,000       123,040        79,000        75,939
Peregrine Systems, Inc. 144A cv. sub.
notes 5 1/2s, 2007                                     --            --       180,000       187,200       100,000       104,000
Rational Software Corp. cv. sub. notes
5s, 2007                                               --            --       100,000        83,375       100,000        83,375
Rational Software Corp. 144A cv. sub.
notes 5s, 2007                                         --            --       500,000       416,875       300,000       250,125
Siebel Systems, Inc. cv. sub. notes
5 1/2s, 2006                                           --            --       193,000       269,235       153,000       213,435
Veritas Software Corp. cv. disc. notes
1.856s, 2006                                           --            --       148,000       209,975       116,000       164,575
                                                           ------------                ------------                ------------
                                                                     --                   2,656,213                   2,039,123

Technology                                                          --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc. 144A
cv. sub. notes 5s, 2007                                --            --        81,000        58,928        50,000        36,375
Amkor Technologies, Inc. cv. sub. notes
5s, 2007                                          250,000       181,875       185,000       134,588       319,000       232,073
                                                           ------------                ------------                ------------
                                                                181,875                     193,516                     268,448

Technology Services                                                 --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.
cv. deb. zero %, 2012                                  --            --       300,000       423,000       300,000       423,000
BISYS Group, Inc. (The) 144A
cv. notes 4s, 2006                                     --            --       220,000       228,250       180,000       186,750
CheckFree Holdings Corp.
cv. company guaranty 6 1/2s, 2006                      --            --        64,000        50,240        38,000        29,830
CheckFree Holdings Corp. 144A
cv. sub. notes 6 1/2s, 2006                            --            --        59,000        46,315        35,000        27,475
CNET, Inc. cv. sub. notes 5s, 2006                     --            --        56,000        36,890        34,000        22,398
EarthWeb, Inc. cv. sub. notes 7s, 2005                 --            --       200,000        70,500            --            --
Exodus Communications, Inc.
cv. sub. notes 4 3/4s, 2008                            --            --       704,000       374,880       502,000       267,315
Exodus Communications, Inc. 144A
cv. sub. notes 4 3/4s, 2008                            --            --       500,000       275,000       339,000       186,450
Safeguard Scientifics, Inc. cv. sub. notes
5s, 2006                                               --            --       488,000       253,760       387,000       201,240
                                                           ------------                ------------                ------------
                                                                     --                   1,758,835                   1,344,458

Telecommunications                                                 0.1%                        0.1%                        0.4%
-------------------------------------------------------------------------------------------------------------------------------
Aether Systems, Inc. cv. sub. notes
6s, 2005                                               --            --       233,000       114,170       262,000       128,380
American Tower Corp. 144A
cv. notes 5s, 2010                                     --            --     1,100,000       866,250       900,000       708,750
Broadwing, Inc. cv. notes 6.75s, 2049                  --            --        10,160       391,160         6,949       267,537
Corecomm, Ltd. cv. sub. notes 6s, 2006                 --            --       300,000        28,500       200,000        19,000
Covad Communications Group, Inc.
144A cv. sr. notes 6s, 2005                            --            --       727,000       101,780       574,000        80,360
Level 3 Communication, Inc.
cv. sub. deb. 6s, 2010                            640,000       253,600     2,086,000       826,578     2,083,000       825,389
Level 3 Communication, Inc.
cv. sub. notes 6s, 2009                                --            --       174,000        84,825       303,000       147,713
Nextel Communications, Inc.
cv. sr. notes 5 1/4s, 2010                        570,000       368,363     1,515,000       979,069     1,473,000       951,926
Nextel Communications, Inc.
cv. sr. notes 4 3/4s, 2007                             --            --       240,000       216,000       270,000       243,000
Pinnacle Holdings, Inc. 144A
cv. sub. notes 5 1/2s, 2007                            --            --       240,000       136,800       310,000       176,700
Primus Telecommunications Group, Inc.
144A cv. sub. deb. 5 3/4s, 2007                        --            --        70,000        17,150        50,000        12,250
RSL Communications PLC 144A
10 1/2s, 2008 (In default) (NON)                  360,000         6,300            --            --        90,000         1,575
Spectrasite Holdings, Inc. cv. sr. notes
6 3/4s, 2010                                      170,000       101,150            --            --        50,000        29,750
Versatel Telecom NV sr. notes
13 1/4s, 2008 (Netherlands)                       390,000       237,900            --            --       280,000       170,800
Versatel Telecom NV sr. notes
13 1/4s, 2008 (Netherlands)                       180,000       109,800            --            --        40,000        24,400
XO Communications, Inc. 144A
cv. sub. notes 5 3/4s, 2009                            --            --       191,000        90,009       149,000        70,216
                                                           ------------                ------------                ------------
                                                              1,077,113                   3,852,291                   3,857,746

Textiles                                                            --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Reebok International, Ltd. 144A
cv. bonds 4 1/4s, 2021                                 --            --       126,000       124,740        99,000        98,010

Tobacco                                                             --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Standard Commercial Corp.
cv. sub. deb. 7 1/4s, 2007                             --            --       300,000       235,125       400,000       313,500

Transaction Processing                                              --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
National Data Corp.
cv. sub. notes 5s, 2003                                --            --       700,000       627,375       346,000       310,103

Waste Management                                                    --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.
cv. sub. notes 4s, 2002                                --            --       300,000       289,875       300,000       289,875
                                                           ------------                ------------                ------------
Total Convertible Bonds and Notes
(cost $4,268,562, $81,554,136
and $65,894,245)                                           $  3,619,027                $ 68,884,304                $ 55,887,699
-------------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                   0.1%                        0.1%                        0.1%
                                                Number of                   Number of                   Number of
UNITS(a)                                            Units         Value         Units         Value         Units         Value
-------------------------------------------------------------------------------------------------------------------------------
Cipla, Ltd. Ser. B Equity participation
notes zero %, 2003 (Issued by
Credit Suisse First Boston) (India)                11,300  $    242,095            --  $         --            --  $         --
Fresenius Medical Capital Trust II units
8.75%, 2008 (Germany)                                  --            --     1,330,000     1,293,425       990,000       962,775
IWO Holdings, Inc. 144A units
14s, 2011                                         390,000       397,800            --            --       190,000       193,800
Nippon Television Network Corp.
Structured Call Warrants expiration
8/6/01 zero % (Issued by Lehman
Brothers Finance SA) (Japan)                           --            --           440       137,109            --            --
Tokyo Broadcasting System, Inc.
Structured Call Warrants expiration
9/17/01 zero % (Issued by Lehman
Brothers Finance SA) (Japan)                        1,000        23,903            --            --            --            --
Tokyo Broadcasting System, Inc.
Structured Notes 3.15s, 2001
(Issued by UBS AG) (Japan)                         22,100       556,734        39,000       982,472         5,000       125,958
                                                           ------------                ------------                ------------
Total Units (cost $1,557,286,
$3,139,171 and $1,340,643)                                 $  1,220,532                $  2,413,006                $  1,282,533
-------------------------------------------------------------------------------------------------------------------------------
                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                    --%                        0.3%                        0.5%
FOREIGN GOVERNMENT                              Principal                   Principal                   Principal
BONDS AND NOTES(a)                                 Amount         Value        Amount         Value        Amount         Value
-------------------------------------------------------------------------------------------------------------------------------
CAD   Ontario (Province of)
sr. unsub. 5 1/2s, 2008
(Canada)                                       $       --  $         --    $5,675,000  $  5,528,074    $3,490,000  $  3,399,644
CAD   Quebec (Province of)
sr. unsub. 5 3/4s, 2009
(Canada)                                               --            --     1,985,000     1,958,064     1,175,000     1,159,055
                                                           ------------                ------------                ------------
Total Foreign Government Bonds
and Notes (cost $--, $6,929,266
and $4,289,369)                                            $         --                $  7,486,138                $  4,558,699
-------------------------------------------------------------------------------------------------------------------------------


                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                       --%                         --%                         --%
                                    Expiration     Number of                   Number of                   Number of
WARRANTS(a) (NON)                         Date      Warrants         Value      Warrants         Value      Warrants         Value
----------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc. 144A           10/23/09            32  $          1            --  $         --             7   $         1
Birch Telecommunications, Inc.
144A (PIK)                             6/15/08           340           340            --            --            80            80
CellNet Data Systems, Inc.             10/1/07           995             1            --            --           210             1
Compaq 144A                             7/1/01        21,700       325,198        39,200       587,455         5,700        85,421
Dayton Superior Corp.                  6/15/09           630         7,560            --            --           330         3,960
Delta Financial Corp.                 12/21/10         8,130             1            --            --         2,035             1
Diva Systems Corp.                     5/15/06           295       132,750            --            --            75        33,750
Diva Systems Corp. 144A                 3/1/08         5,157        30,941            --            --         3,189        19,131
Epic Resorts 144A                      6/15/05            --            --            --            --            80             1
Firstworld Communication
Corp.                                  4/15/08         1,510         7,550            --            --           360         1,800
Globalstar Telecommunications          2/15/04           400             4            --            --            90             1
Horizon PCS, Inc.                      10/1/01           700        21,000            --            --           340        10,200
ICG Communications                    10/15/05         1,287         1,287            --            --           330           330
Interact Systems, Inc.                  8/1/03           400             4            --            --            90             1
Interact Systems, Inc. 144A           12/15/09           400             4            --            --            90             1
International Wireless
Communications Holdings
144A                                   8/15/01           155             1            --            --            40             1
IPCS, Inc. 144A                        7/15/10           500        10,000            --            --           260         5,200
Jostens, Inc.                           5/1/10           830        16,600            --            --           480         9,600
KMC Telecommunications
Holdings, Inc. 144A                    4/15/08           700             7            --            --           175             2
Knology Holdings                      10/22/07         1,005         1,005            --            --           210           210
McCaw International, Ltd.              4/15/07            30           600            --            --            10           200
Mediq, Inc. 144A                        6/1/09           410             4            --            --           100             1
Orbital Imaging Corp. 144A              3/1/05           415             1            --            --           100             1
Paxson Communications
Corp. 144A                             6/30/03           960         3,360            --            --           320         1,120
Pliant Corp. 144A                       6/1/10            --            --            --            --           160         1,280
Railamerica, Inc.                      8/15/10           610        12,200            --            --           300         6,000
Raintree Resort 144A                   12/1/04           195             2            --            --            40             1
Solectron Corp. 144A                   4/24/01         8,600       159,064        15,600       288,538         2,300        42,540
Startec Global
Communications Corp.                   5/15/08           390           254            --            --            90            57
Sterling Chemicals Holdings            8/15/08           145           218            --            --            30            45
Telehub Communications
Corp. 144A                             7/31/05           290            73            --            --            80            20
Travel Centers of America               5/1/09           210             2            --            --           180             2
Ubiquitel, Inc. 144A                   4/15/10            --            --            --            --           590        17,700
UIH  Australia/Pacific, Inc.
144A                                   5/15/06           820         1,640            --            --           200           400
Versatel Telecom NV
(Netherlands)                          5/15/08            20           900            --            --            10           450
                                                ------------                ------------                ------------
Total Warrants
(cost $1,243,084,
$891,469 and $370,899)                                        $    732,572                $    875,993                 $   239,509
----------------------------------------------------------------------------------------------------------------------------------


                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                    --%                        1.4%                        2.9%
CONVERTIBLE                                     Number of                   Number of                   Number of
PREFERRED STOCKS(a)                                Shares         Value        Shares         Value        Shares         Value
-------------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense                                               --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Coltech Capitial Trust $5.25 cv. pfd.                  -- $          --         4,592 $     202,048         3,241  $    142,604

Airlines                                                            --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Continental Airlines Finance 144A
3.00% cv. notes                                        --            --         2,483       112,977         1,486        67,613

Automotive                                                          --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Tower Automotive Capital Trust
$3.375 cv. pfd.                                        --            --         9,900       263,588         7,800       207,675

Banking                                                             --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
CNB Capital Trust I $1.50 cum. cv. pfd.                --            --        12,130       447,294         9,607       354,258
Sovereign Bancorp, Inc. $7.50 cv. pfd.                 --            --         2,477       125,708         2,015       102,261
Union Planters Corp. Ser. E, $2.00
cv. cum. pfd.                                          --            --         9,800       471,625         7,500       360,938
                                                           ------------                ------------                ------------
                                                                     --                   1,044,627                     817,457

Broadcasting                                                        --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc. $3.50 cv. pfd.                --            --         9,600       571,200        10,000       595,000
Emmis Broadcasting Corp. Ser. A,
$3.13 cv. pfd.                                         --            --         4,825       191,191         3,833       151,883
Paxson Communications Corp. 144A
9.75% cv. pfd. (PIK)                                   37       338,550            --            --            12       109,800
Pegasus Communications Corp. Ser. C,
$6.50 cum. cv. pfd.                                    --            --         1,755        90,602         1,281        66,132
Radio One, Inc. $6.50 cum. cv. pfd.                    --            --            --            --           100        98,000
Radio One, Inc. 144A $6.50 cv. cum. pfd.               --            --           233       228,340           171       167,580
Sinclair Broadcast Group, Inc. $3.00 cv. p             --            --         7,900       177,750         6,100       137,250
United Global Communications Ser. D,
$3.50 cv. pfd.                                         --            --         6,700       116,413         5,200        90,350
XM Satellite Radio Holdings, Inc. Ser. B,
$8.25 cv. pfd.                                         --            --         2,292        41,543         1,755        31,809
                                                           ------------                ------------                ------------
                                                                338,550                   1,417,039                   1,447,804

Cable Television                                                    --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp. Ser. D,
$5.50 cv. pfd.                                         --            --         2,900       367,213         2,100       265,913
MediaOne Group, Inc. $6.25 cv. pfd.                    --            --        17,000       518,500        13,200       402,600
                                                           ------------                ------------                ------------
                                                                     --                     885,713                     668,513

Commercial and Consumer Services                                    --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Carriage Services Capital Trust
$3.50 cv. pfd.                                         --            --            --            --         1,500        30,000

Consumer Goods                                                      --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Aces TR II $5.41 cv. pfd.                 --            --         9,900       704,138         6,700       476,538

Electric Utilities                                                  --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Alliant Energy 144A $7.25 cv. pfd.                     --            --         3,526       165,281         2,744       128,625
CMS Energy Corp. 8.75% cv. cum. pfd.                   --            --        15,730       538,753        11,413       390,895
Dominion Resources, Inc. $4.75 cv. pfd.                --            --        14,887       927,013        10,446       650,472
Duke Energy Corp. $2.063 cv. pfd.                      --            --        20,200       550,450        15,700       427,825
NRG Energy, Inc. $1.625 cv. pfd.                       --            --         7,756       253,040         6,008       196,011
Reliant Energy, Inc. $2.00 cv. pfd.                    --            --         3,553       220,954         2,800       174,126
TXU Corporation $4.625 cv. cum. pfd.                   --            --         5,300       224,588         4,800       203,400
TXU Corporation $1.657 cv. cum. pfd.                   --            --        14,086       656,760        11,082       516,698
                                                           ------------                ------------                ------------
                                                                     --                   3,536,839                   2,688,052

Electronics                                                         --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Interact Systems, Inc. 144A 14.00% cv. pfd            400             4            --            --            90             1
Pioneer Standard Electronics, Inc.
144A $3.375 cv. pfd.                                   --            --         3,700       159,100         2,600       111,800
Titan Capital Trust $2.875 cum. cv. pfd.               --            --           400        11,900           600        17,850
Titan Capital Trust 144A $5.75 cv. pfd.                --            --         3,000        90,750         2,000        60,500
                                                           ------------                ------------                ------------
                                                                      4                     261,750                     190,151

Energy                                                              --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Evi, Inc. $2.50 cum. cv. pfd.                          --            --        13,449       721,203        10,467       561,293
Hanover Compressor 7.75% cum. cv. pfd.                 --            --           300        28,800           400        38,400
Hanover Compressor 144A
$3.625 cv. pfd.                                        --            --         1,900       182,400         1,300       124,800
                                                           ------------                ------------                ------------
                                                                     --                     932,403                     724,493

Entertainment                                                       --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 7.50% cv. cum. pfd.                    --            --         3,981       156,254         2,876       112,883

Food                                                                --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Suiza Capital Trust II $2.75 cv. pfd.                  --            --        18,433       693,542        13,317       501,052

Health Care Services                                                --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Owens & Minor Trust I 144A Ser. A,
$2.6875 cv. cum. pfd.                                  --            --        10,072       491,010         8,027       391,316

Household Furniture and Appliances                                  --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc.
3.625% cv. cum. pfd.                                   --            --         6,232       112,176         3,728        67,104
Newell Financial Trust I $2.625
cv. cum. pfd.                                          --            --         4,348       169,572         2,916       113,724
                                                           ------------                ------------                ------------
                                                                     --                     281,748                     180,828

Insurance                                                           --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. $4.125 cv. cum. pfd.                         --            --         4,877       378,577         3,761       291,948
Lincoln National Corp. $0.463 cv. cum. pfd             --            --        13,099       261,980         9,430       188,600
Metlife Capital Trust I $4.00 cv. pfd.                 --            --        21,142     2,040,203        15,348     1,481,082
Philadelphia Consolidated Holding Corp.
$7.00 cv. pfd.                                         --            --        56,029       595,308        34,179       363,152
                                                           ------------                ------------                ------------
                                                                     --                   3,276,068                   2,324,782

Metals                                                              --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Kinam Gold, Inc. Ser. B, 3.75% cv. cum. pf             --            --         9,000        67,500         6,900        51,750

Natural Gas Utilities                                               --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Capital Trust $2.375 cv. pf             --            --        11,000       882,750         5,800       465,450
K N Energy, Inc. $3.555 cv. pfd.                       --            --        13,800       940,125        10,600       722,125
NiSource, Inc. zero % cv. pfd.                         --            --         5,700       314,213         4,500       248,063
Semco Energy Inc. 11.00% cv. cum. pfd.                 --            --        27,613       334,808        18,896       229,114
                                                           ------------                ------------                ------------
                                                                     --                   2,471,896                   1,664,752

Oil & Gas                                                           --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Apache Corp. $2.015 cv. pfd.                           --            --         8,144       402,110         6,319       312,001
Coastal Corp. $1.656 cv. pfd.                          --            --        11,400       500,175         8,800       386,100
Kerr-McGee Corp. $1.825 cv. pfd.                       --            --         5,700       307,088         4,400       237,050
Newfield Exploration Co. $3.25 cv. pfd.                --            --         4,200       228,900         3,300       179,850
Pogo Producing Co. Ser. A, $3.25 cv. pfd.              --            --         3,700       251,600         3,191       216,988
Unocal Capital Trust $3.125 cv. cum. pfd.              --            --        35,499     1,717,264        24,391     1,179,915
                                                           ------------                ------------                ------------
                                                                     --                   3,407,137                   2,511,904

Paper & Forest Products                                             --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp. $3.75 cv. pfd.                   --            --         9,883       343,434        10,170       353,408
International Paper Co. $2.625 cv. pfd.                --            --        21,700       933,100        15,600       670,800
Owens-Illinois, Inc. $2.375 cv. pfd.                   --            --        10,656       197,136         7,485       138,473
Sealed Air Corp. Ser. A, $2.00 cv. pfd.                --            --         7,899       282,389         6,209       221,972
                                                           ------------                ------------                ------------
                                                                     --                   1,756,059                   1,384,653

Pharmaceuticals                                                     --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Biovail Corporation $3.375 cv. pfd.                    --            --         5,743       386,217         4,196       282,181
Pharmacia Corp. $2.60 cv. cum. pfd.                    --            --        24,675     1,162,809        16,879       795,423
                                                           ------------                ------------                ------------
                                                                     --                   1,549,026                   1,077,604

Power Producers                                                     --%                        0.2%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
AES Trust II $3.38 cv. pfd.                            --            --        19,494     1,508,348        14,800     1,145,150
Calpine Capital Trust II 144A
$2.75 cv. cum. pfd.                                    --            --        11,720     1,289,200         9,134     1,004,740
Calpine Corp. 144A $2.75 cv. pfd.                      --            --         7,440       818,400         4,658       512,380
Sei Trust I Ser.  A, $3.125 cv. pfd                    --            --        13,052       972,374         9,138       680,781
                                                           ------------                ------------                ------------
                                                                     --                   4,588,322                   3,343,051

Publishing                                                          --%                        0.1%                        0.2%
-------------------------------------------------------------------------------------------------------------------------------
Tribune Co. $2.00 cv. pfd.                             --            --        15,297     1,537,349        19,768     1,985,506
Tribune Co. $1.75 cv. pfd.                             --            --        13,017       271,730         9,375       195,703
                                                           ------------                ------------                ------------
                                                                     --                   1,809,079                   2,181,209

Railroads                                                           --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co.
$2.625 cv. pfd. (Canada)                               --            --         2,400       132,000         5,300       291,500
Union Pacific Capital Trust
$3.125 cum. cv. pfd.                                   --            --        22,335     1,091,623        16,056       784,737
                                                           ------------                ------------                ------------
                                                                     --                   1,223,623                   1,076,237

Real Estate                                                         --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Equity Residential Properties Trust
Ser. E, $1.75 cv. pfd.                                 --            --        38,094     1,104,726        25,854       749,766
Vornado Realty Trust Ser. A, $3.25
cv. cum. pfd.                                          --            --         5,900       293,525         4,500       223,875
                                                           ------------                ------------                ------------
                                                                     --                   1,398,251                     973,641

Restaurants                                                         --%                         --%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
Wendy's Financing Ser. A, $2.50 cv. pfd.               --            --         1,536        72,960         1,146        54,435

Retail                                                              --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
CVS Auto Exchange 6.00% cv. pfd.                       --            --         5,963       574,684         5,400       520,425

Shipping                                                            --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
CNF Trust I Ser. A, $2.50 cv. cum. pfd.                --            --        15,000       628,125        10,100       422,938

Software                                                            --%                         --%                         --%
-------------------------------------------------------------------------------------------------------------------------------
Amdocs 6.75% cv. pfd.                                  --            --         1,374        57,536           941        39,404

Technology Services                                                 --%                        0.1%                        0.1%
-------------------------------------------------------------------------------------------------------------------------------
NBC Internet, Inc. $7.25 cv. pfd.                      --            --         1,000        11,250           900        10,125

Telecommunications                                                  --%                        0.1%                        0.3%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp. 2.00% cv. pfd.                           --            --        43,445     1,819,259        34,188     1,431,623
Crown Castle International Corp.
$3.125 cv. cum. pfd.                                   --            --         1,267        38,168           670        20,184
DECS Trust VI 6.25% cv. pfd.                           --            --        11,850       158,494         9,140       122,248
Global Crossing, Ltd. $6.375 cv. cum. pfd.             --            --         4,356       236,858         3,170       172,369
Global Crossing, Ltd. 6.75% cv. pfd.                   --            --         4,452       701,747         3,465       546,171
Global Telesystems Group, Inc.
$3.63 cv. pfd.                                         --            --         5,300         5,963            --            --
Omnipoint Corp. $3.50 cv. pfd.                         --            --           735        99,317           481        64,995
Qwest Trends Trust 144A 5.75% cv. pfd.                 --            --         9,141       565,599         6,451       399,156
Williams Communications Group, Inc.
144A $3.375 cv. pfd.                                   --            --         6,390       147,769         5,300       122,563
WinStar Communications, Inc.
$3.50 cv. pfd.                                         --            --         4,384        39,456         3,169        28,521
World Access, Inc. 144A Ser. D,
zero % cv. pfd.                                       114        22,808            --            --            29         5,756
XO Communications, Inc. $3.25 cv. pfd                  --            --         3,342       121,148         2,345        85,006
                                                           ------------                ------------                ------------
                                                                 22,808                   3,933,778                   2,998,592
                                                           ------------                ------------                ------------
Total Convertible Preferred Stocks
(cost $456,748, $38,805,600
and $30,137,579)                                          $      361,362              $   37,808,970              $  29,282,481
-------------------------------------------------------------------------------------------------------------------------------


                                                              GROWTH                    BALANCED                CONSERVATIVE

PURCHASED                                                            --%                          --%                       --%
OPTIONS                       Expiration Date/      Contract                    Contract                    Contract
OUTSTANDING(a)                   Strike Price         Amount       Value          Amount        Value         Amount      Value
-------------------------------------------------------------------------------------------------------------------------------
GBP/USD Fx OTC
option (HSBC Fx)
(Call)                            Apr-01/1.47  $  41,358,000 $    23,513     $43,974,000  $    25,000    $15,894,000 $    9,036
GBP/USD Fx OTC
option (Goldman
Sachs Co.) (Call)                 Apr-01/1.47     41,358,000       5,878      43,974,000        6,250     15,894,000      2,259
                                                             -----------                  -----------                ----------
                                                                  29,391                       31,250                    11,295
                                                             -----------                  -----------                ----------
Total Purchased Options
Outstanding (cost $596,693,
$634,435 and $229,311)                                       $    29,391                  $    31,250                $   11,295
-------------------------------------------------------------------------------------------------------------------------------


                                                          GROWTH                     BALANCED                 CONSERVATIVE

                                                                   4.8%                       12.3%                       22.0%
SHORT-TERM                                      Principal                   Principal                   Principal
INVESTMENTS(a)                                     Amount         Value        Amount         Value        Amount         Value
-------------------------------------------------------------------------------------------------------------------------------
BMW US Capital Corp. effective yield
of 4.93%, April 20, 2001                       $       --  $         --   $32,402,000 $  32,317,692    $       --   $        --
Corporate Asset Funding Corp.
effective yield of 5.35%, April 17, 2001               --            --            --            --     7,944,000     7,925,111
Corporate Asset Funding Corp.
effective yield of 4.85%, May 15, 2001          4,000,000     3,976,289    14,000,000    13,917,011     7,000,000     6,958,506
Corporate Receivables Corp. effective
yield of 5.34%, April 19, 2001                 11,600,000    11,569,028    12,148,000    12,115,565    10,000,000     9,973,300
CXC Corp. effective yield of 5.33%,
April 19, 2001                                         --            --    35,300,000    35,205,926    16,400,000    16,356,294
CXC Corp. effective yield of 5.07%,
April 17, 2001                                         --            --            --            --    25,000,000    24,943,667
Demir Funding Corp. effective yield
of 6.46%, April 10, 2001                       12,500,000    12,483,125            --            --            --            --
Eureka Securitization, Inc. effective yield
of 5.15%, April 2, 2001                                --            --    25,000,000    24,996,458    25,000,000    24,996,458
Falcon Asset Securitization, Corp.
effective yield of 5.41%, April 2, 2001                --            --    20,000,000    19,996,994            --            --
Florens Container, Inc. effective yield
of 5.47%, 4/10/2001                            15,000,000    14,979,713            --            --    20,000,000    19,972,650
Old Line Funding Corp. effective yield
of 4.95%, May 3, 2001                                  --            --    34,454,000    34,302,402            --            --
Old Slip Funding Corp. effective yield
of 5.03%, April 16, 2001                               --            --    25,000,000    24,937,125            --            --
Receivables Capital Corp. effective
yield of 5.28%, April 2, 2001                          --            --    50,000,000    49,985,333    30,000,000    29,991,200
Receivables Capital Corp. effecitve
yield of 5.28%, April 3, 2001                  10,000,000     9,994,344            --            --            --            --
Thunder Bay Funding, Inc. effective
yield of 5.15%, April 17, 2001                         --            --            --            --    15,084,000    15,043,001
Interest in $500,000,000 joint Tri-party
repurchase agreement dated
March 30, 2001 with
S.B.C. Warburg, Inc. due April 2, 2001
with respect to various U.S.
Government obligations --
maturity value of $33,445,905 and
$32,158,331 for an effective yield
of 5.35%                                       33,431,000    33,431,000            --            --    32,144,000    32,144,000
Interest in $400,000,000 joint
repurchase agreement dated
March 30, 2001 with Merrill Lynch,
Pierce, Fenner & Smith, Inc. due
April 2, 2001with respect to
various U.S. Government
obligations -- maturity value
of $46,423,688 amd $ 32,014,267
for an effective yield of 5.35%                        --            --    46,403,000    46,403,000    32,000,000    32,000,000
Interest in $392,644,000 joint
repurchase agreement dated
March 30, 2001 with Morgan (J.P)
& Co., Inc.  due April 2, 2001 with
respect to various U.S. Government
obligations -- maturity value of
$31,881,934 for an effective yield
of 5.25%.                                              --            --    31,848,000    31,848,000            --            --
                                                         --------------              --------------              --------------
Total Short-Term Investments
(cost $86,433,499, $326,025,506
and $220,304,187)                                        $   86,433,499              $  326,025,506              $  220,304,187
-------------------------------------------------------------------------------------------------------------------------------
Total Investments
(cost $1,981,436,297, $2,857,033,642
and $1,080,158,811)                                      $1,826,760,447              $2,742,841,698              $1,049,869,477
-------------------------------------------------------------------------------------------------------------------------------



  * Percentages indicated are based on net assets as follows:
  -----------------------------------------------------------
    Growth portfolio         $1,802,638,454
    Balanced portfolio        2,648,220,008
    Conservative portfolio    1,001,005,559
  -----------------------------------------------------------



*** The aggregate identified cost on a tax basis is as follows:

                           Aggregate     Gross Unrealized  Gross Unrealized   Unrealized
                        Identified Cost    Appreciation      Appreciation    Depreciation
------------------------------------------------------------------------------------------
Growth portfolio         $2,008,074,475    $ 67,834,765      $249,148,793    $(181,314,028)
Balanced portfolio        2,876,028,706     144,362,159       277,549,167     (133,187,008)
Conservative portfolio    1,082,606,460      25,187,699        57,924,682      (32,736,983)
------------------------------------------------------------------------------------------

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(REL) BiPop-Carire SpA is involved in a joint venture with Putnam Investments.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements  for futures contracts at March 31, 2001.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under
      Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at
      March 31, 2001, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2001: (as percentage of Market Value)



Growth Portfolio
-----------------------------------
Australia                       2.9%
Canada                          1.0
France                          1.6
Germany                         1.2
Hong Kong                       1.0
India                           1.0
Japan                           3.7
Mexico                          1.0
Netherlands                     1.1
South Korea                     1.0
Spain                           1.4
Switzerland                     1.4
Taiwan                          1.1
United Kingdom                  3.4
United States                  74.3
Other                           2.9
-----------------------------------
Total                         100.0%

Balanced Portfolio
-----------------------------------
Australia                       9.4%
Brazil                          1.0
France                          1.1
Germany                         1.2
Hong Kong                       1.0
India                           1.0
Japan                           3.6
Mexico                          1.0
Netherlands                     2.1
Spain                           1.0
Switzerland                     1.0
Taiwan                          1.0
United Kingdom                  3.6
United States                  69.4
Other                           2.6
-----------------------------------
Total                         100.0%

Conservative Portfolio
-----------------------------------
Australia                      12.5%
Brazil                          1.0
Canada                          1.0
Cayman Islands                  1.0
France                          1.0
Germany                         1.0
Japan                           2.8
Netherlands                     1.0
South Korea                     1.0
Switzerland                     1.0
United Kingdom                  2.5
United States                  71.8
Other                           2.4
-----------------------------------
Total                         100.0%



-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts
to Buy at March 31, 2001 (Unaudited)                                                      GROWTH
(aggregate face value $355,583,190)
                                                                 Aggregate Face      Delivery   Unrealized
                                                  Market Value        Value            Date    Depreciation
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                $  1,437,424   $  1,481,588         6/20/01  $    (44,164)
Australian Dollars                                  32,408,804     33,408,513         6/12/01      (999,709)
British Pounds                                      86,965,020     88,945,091         6/20/01    (1,980,071)
Canadian Dollars                                    51,051,988     51,733,724         6/20/01      (681,736)
Euro Dollars                                       144,131,130    149,909,621         6/20/01    (5,778,491)
Japanese Yen                                         8,904,987      9,326,073         6/20/01      (421,086)
Swedish Krona                                        1,797,299      1,889,973         6/20/01       (92,674)
Norwegian Krone                                     18,593,699     18,888,607         6/20/01      (294,908)
-----------------------------------------------------------------------------------------------------------
                                                                                               $(10,292,839)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts
to Sell at March 31, 2001 (Unaudited)                                                     GROWTH
(aggregate face value $480,387,956)
                                                                                                Unrealized
                                                      Market     Aggregate Face      Delivery  Appreciation/
                                                      Value           Value            Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                $  3,085,826   $  3,180,920         6/20/01   $    95,094
Australian Dollars                                  22,007,214     22,362,356         6/12/01       355,142
British Pounds                                      78,233,309     80,013,444         6/20/01     1,780,135
Canadian Dollars                                    13,961,452     14,177,746         6/20/01       216,294
Danish Krone                                         6,646,517      6,996,648         6/20/01       350,131
Euro Dollars                                       186,186,719    193,058,469         6/20/01     6,871,750
Hong Kong Dollars                                   11,232,408     11,231,429         6/20/01          (979)
Japanese Yen                                       110,206,679    114,486,326         6/20/01     4,279,647
Singapore Dollars                                    4,791,527      4,920,069         6/20/01       128,542
Swiss Franc                                         20,457,649     21,301,589         6/20/01       843,940
Swedish Krona                                        7,830,647      8,229,794         6/20/01       399,147
Mexican Peso                                           442,170        429,166         6/20/01       (13,004)
-----------------------------------------------------------------------------------------------------------
                                                                                                $15,305,839
-----------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2001 (Unaudited)                                                             GROWTH
                                                                                                Unrealized
                                                                 Aggregate Face     Expiration Appreciation/
                                                   Total Value        Value            Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------
ASX Index (long)                                   $   292,300    $   297,811          Jun-01   $    (5,511)
CAC 40 (long)                                        4,252,730      4,113,704          Apr-01       139,026
CAC 40 (short)                                      16,780,204     16,962,034          Apr-01       181,830
DAX Index (long)                                     2,702,696      2,843,353          Jun-01      (140,657)
Euro-Bund 10yr (short)                              18,395,449     18,124,390          Jun-01      (271,059)
FT-SE 100 (long)                                    23,495,603     24,356,645          Jun-01      (861,042)
Gilt (short)                                        10,620,867     10,543,082          Jun-01       (77,785)
JGB 10yr (short)                                    40,358,763     40,193,540          Jun-01      (165,223)
MIB 30 Index (long)                                  1,699,443      1,695,196          Jun-01         4,247
S & P 500 Index (long)                              72,782,700     72,768,546          Jun-01        14,154
S & P 500 Index (short)                             49,398,700     49,170,427          Jun-01      (228,273)
SPI 200 Index (long)                                15,970,230     16,303,941          Jun-01      (333,711)
Topix (long)                                        15,849,002     16,478,213          Jun-01      (629,211)
US Treasury Note 10yr
  (long)                                            40,220,344     40,408,911          Jun-01      (188,567)
US Treasury Note 10yr
  (short)                                           27,612,813     27,605,979          Jun-01        (6,834)
US Treasury Note 5yr
  (short)                                            8,652,281      8,642,774          Jun-01        (9,507)
-----------------------------------------------------------------------------------------------------------
                                                                                                $(2,578,123)
-----------------------------------------------------------------------------------------------------------


TBA Sale Commitments
at March 31, 2001 (Unaudited)                                             GROWTH
(Proceeds receivable $14,201,364)
                                                    Principal        Settlement        Market
Agency                                               Amount             Date            Value
-----------------------------------------------------------------------------------------------
FNMA, 6s, April 2031                               $ 2,235,000         4/16/01      $ 2,179,125
FNMA, 6s, April 2016                                11,978,000         4/19/01       11,955,601
-----------------------------------------------------------------------------------------------
                                                                                    $14,134,726
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Swap Contracts Outstanding at
March 31, 2001 (Unaudited)                                                GROWTH
                                                                                   Unrealized
                                                    Notional         Termination  Appreciation/
                                                     Amount             Date     (Depreciation)
-----------------------------------------------------------------------------------------------
Agreement with Merrill Lynch dated
February 28, 2001 to pay semi-annually the
notional amount multiplied by 5.815%, and
receive quarterly the notional amount multiplied
by USD Three Month LIBOR.                         $  7,200,000          Mar-11      $    16,560

Agreement with Merrill Lynch dated
February 28, 2001 to pay semi-annually the
notional amount multiplied by 5.485%, and
receive quarterly the notional amount multiplied
by USD Three Month LIBOR.                            2,500,000          Mar-06           (9,250)

Agreement with Salomon Smith Barney dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the World
Government Bond Index Unhedged-NON USD
and pay monthly the notional amount multiplied
by USD One Month LIBOR, adjusted by a
specified spread.                                   90,599,818          Jun-03               --

Agreement with Salomon Smith Barney dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the World
Government Bond Index Hedged-NON USD
and pay monthly the notional amount multiplied
by USD One Month LIBOR, adjusted
by a specified spread.                              90,600,062          Feb-03               --

Agreement with JP Morgan Securities dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the Lehman
Brothers US Government Index and pay
monthly the notional amount multiplied by
USD One Month LIBOR, adjusted by a
specified spread.                                   53,648,319          Jun-03               --

Agreement with Merrill Lynch Capital Services
dated March 30, 2001 to pay monthly the
notional amount multiplied by the return of the
Merrill Mortgage Index and receive monthly the
notional amount multiplied by USD One Month
LIBOR, adjusted by a specified spread. (short)      35,984,413          Apr-01          (48,680)

Agreement with Salomon Smith Barney. dated
March 1, 2001 to receive (pay) the notional
amount multiplied by the return of World
Government Bond Index Unhedged-NON USD
and pay monthly the notional amount multiplied
by one month USD LIBOR, adjusted by a
specified spread.                                   99,896,108          Jan-03       (4,178,944)

Agreement with Salomon Smith Barney. dated
March 1, 2001 to receive (pay) the notional
amount multiplied by the return of World
Government Bond Index Unhedged-NON USD,
and pay monthly the notional amount multiplied
by one month USD LIBOR, adjusted by a
specified spread.                                  111,856,993          Jan-03          305,217

Agreement with JP Morgan Securities. dated
March 1, 2001 to receive (pay) the notional
amount multiplied by the return of Lehman
Brothers US Government Index and pay monthly
the notional amount multiplied by one month
USD LIBOR, adjusted by a specified spread.          62,528,329          Jun-03          (74,903)

Agreement with Merrill Lynch Capital Services
dated March 30, 2001 to pay monthly the
notional amount multiplied by the return of the
Merrill Mortgage Index and receive monthly the
notional amount multiplied by USD One Month
LIBOR, adjusted by a specified spread. (short)      36,249,833          Jul-01               --
-----------------------------------------------------------------------------------------------------------
Swap Contracts Outstanding at
March 31, 2001 (Unaudited) (continued)                                  GROWTH
                                                                                     Unrealized
                                                    Notional         Termination    Appreciation/
                                                     Amount              Date       Depreciation
-----------------------------------------------------------------------------------------------------------
Agreement with Merrill Lynch Capital Services
dated February 28, 2001 to receive quarterly
the notional amount multiplied by the return of
10 Year Receiver Swaption 6.12% and pay
quarterly the notional amount multiplied by
USD Three Month LIBOR, adjusted by a
specified spread.                                 $    401,580          Mar-03   $   (67,651)

Agreement with Lehman Brothers dated
March 1, 2001 to pay monthly the notional
amount multiplied by the return of the Lehman
Brothers US Government Index and receive
monthly the notional amount multiplied by USD
One Month LIBOR, adjusted by a specified spread.    72,755,362          Mar-03       (90,287)
-----------------------------------------------------------------------------------------------------------
                                                                                 $(4,147,938)
-----------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy
at March 31, 2001 (Unaudited)                                                         BALANCED
(aggregate face value $361,928,140)

                                                                Aggregate Face       Delivery   Unrealized
                                                   Market Value      Value             Date    Depreciation
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                $ 27,314,704   $ 28,157,162         6/12/01  $   (842,458)
British Pounds                                      72,643,471     74,297,461         6/20/01    (1,653,990)
Canadian Dollars                                    54,186,977     54,910,071         6/20/01      (723,094)
Euro Dollars                                       148,551,096    154,437,703         6/20/01    (5,886,607)
Japanese Yen                                        28,232,430     29,542,489         6/20/01    (1,310,059)
Norwegian Krone                                     20,262,037     20,583,254         6/20/01      (321,217)
-----------------------------------------------------------------------------------------------------------
                                                                                               $(10,737,425)
-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 2001 (Unaudited)                                                         BALANCED
(aggregate face value $536,187,630)
                                                                                                Unrealized
                                                      Market     Aggregate Face      Delivery  Appreciation/
                                                      Value          Value             Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                $  8,467,969   $  8,728,288         6/20/01   $   260,319
Australian Dollars                                  18,954,011     19,197,142         6/12/01       243,131
British Pounds                                      99,897,510    102,171,835         6/20/01     2,274,325
Canadian Dollars                                    28,021,402     28,452,146         6/20/01       430,744
Euro Dollars                                       245,435,634    255,390,944         6/20/01     9,955,310
Hong Kong                                           14,861,433     14,860,137         6/20/01        (1,296)
Japanese Yen                                        69,570,725     72,779,772         6/20/01     3,209,047
Singapore Dollars                                    4,012,651      4,120,297         6/20/01       107,646
Swedish Krona                                        8,691,786      9,134,827         6/20/01       443,041
Swiss Franc                                         20,490,976     21,352,242         6/20/01       861,266
-----------------------------------------------------------------------------------------------------------
                                                                                                $17,783,533
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2001 (Unaudited)                                                         BALANCED
                                                                                                 Unrealized
                                                                 Aggregate Face      Expiration Appreciation/
                                                   Total Value       Value              Date  (Depreciation)
-----------------------------------------------------------------------------------------------------------
CAC 40 (long)                                     $  6,858,395   $  6,933,210          Apr-01  $    (74,815)
CAC 40 (short)                                      19,843,620     20,058,645          Apr-01       215,025
CAN 10yr (long)                                     69,371,450     69,743,348          Jun-01      (371,898)
DAX Index (long)                                     5,147,993      5,415,911          Jun-01      (267,918)
DJ Euro Stoxx
50 Index (short)                                    48,953,081     50,028,947          Jun-01     1,075,866
FT-SE 100 (long)                                    36,486,346     37,823,459          Jun-01    (1,337,113)
FT-SE 100 (short)                                   34,241,033     35,647,845          Jun-01     1,406,812
Hang Seng Index
(short)                                              2,638,253      2,673,693          Jun-01        35,440
MIB 30 Index (long)                                  2,889,053      2,881,834          Jun-01         7,219
Russell 2000 Index
(short)                                            129,361,500    139,505,078          Jun-01    10,143,578
S & P 500 Index (long)                             319,776,200    343,419,023          Jun-01   (23,642,823)
S & P/TSE 60 Index
(short)                                              5,906,613      6,450,630          Jun-01       544,017
SPI 200 Index (long)                                24,402,200     24,914,644          Jun-01      (512,444)
SPI 200 Index (short)                                4,041,129      4,040,773          Jun-01          (356)
Topix (short)                                        8,330,886      7,921,573          Jun-01      (409,313)
US Agency 10yr (short)                              37,727,063     37,559,942          Jun-01      (167,121)
US Treasury Note
10yr (short)                                       164,296,235    163,230,551          Jun-01    (1,065,684)
US Treasury Note
5yr (short)                                         31,760,203     31,577,097          Jun-01      (183,106)
-----------------------------------------------------------------------------------------------------------
                                                                                               $(14,604,634)
-----------------------------------------------------------------------------------------------------------


TBA Sale Commitments
at March 31, 2001 (Unaudited)                                             BALANCED
(Proceeds receivable $64,364,733)
                                                    Principal       Settlement     Market
Agency                                                Amount           Date        Value
-----------------------------------------------------------------------------------------------------------
FNMA, 6s, April 2031                               $54,520,000         4/16/01   $54,418,048
FNMA, 6s, April 2016                                 9,890,000         4/19/01     9,642,750
-----------------------------------------------------------------------------------------------------------
                                                                                 $64,060,798
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Swap Contracts Outstanding
at March 31, 2001 (Unaudited)                                             BALANCED

                                                    Notional          Termination    Unrealized
                                                      Amount             Date       Depreciation
-----------------------------------------------------------------------------------------------------------
Agreement with JP Morgan Securities dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the Lehman
Brothers US Government Index and pay monthly
the notional amount multiplied by USD One
Month LIBOR, adjusted by a specified spread.      $162,052,246          Jun-03     $      --

Agreement with JP Morgan Securities. dated
March 1, 2001 to receive (pay) the notional
amount multiplied by the return of Lehman
Brothers US Government Index and pay
monthly the notional amount multiplied by
one month USD LIBOR, adjusted by a
specified spread.                                  131,153,922          Jun-03      (191,860)

Agreement with Lehman Brothers dated
March 1, 2001 to pay monthly the notional
amount multiplied by the return of the
Lehman Brothers US Government Index and
receive monthly the notional amount multiplied
by USD One Month LIBOR, adjusted by a
specified spread.                                  155,093,808          Mar-03      (156,617)
-----------------------------------------------------------------------------------------------------------
                                                                                   $(348,477)
-----------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy
at March 31, 2001 (Unaudited)                                                          CONSERVATIVE
(aggregate face value $128,475,730)
                                                                Aggregate Face       Delivery   Unrealized
                                                   Market Value      Value             Date    Depreciation
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                 $10,766,045    $11,097,954         6/12/01   $  (331,909)
Canadian Dollars                                    19,089,847     19,343,714         6/20/01      (253,867)
Danish Krone                                             1,183          1,246         6/20/01           (63)
Euro Dollars                                        60,952,061     63,370,370         6/20/01    (2,418,309)
British Pounds                                      26,656,616     27,205,777         6/20/01      (549,161)
Norwegian Krone                                      7,340,259      7,456,669         6/20/01      (116,410)
-----------------------------------------------------------------------------------------------------------
                                                                                                $(3,669,719)
-----------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell
at March 31, 2001 (Unaudited)                                                          CONSERVATIVE
(aggregate face value $96,259,783)
                                                                                                Unrealized
                                                      Market    Aggregate Face       Delivery  Appreciation/
                                                      Value          Value             Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------
Australian Dollars                                 $ 7,640,920    $ 7,761,312         6/12/01    $  120,392
British Pounds                                      13,010,783     13,306,836         6/20/01       296,053
Canadian Dollars                                     1,262,954      1,282,861         6/20/01        19,907
Euro Dollars                                        57,427,295     59,651,464         6/20/01     2,224,169
Hong Kong Dollars                                    2,142,472      2,142,286         6/20/01          (186)
Japanese Yen                                         4,298,914      4,498,396         6/20/01       199,482
Singapore Dollars                                      787,340        808,462         6/20/01        21,122
Swedish Krona                                        2,016,472      2,119,257         6/20/01       102,785
Swiss Franc                                          4,499,776      4,688,909         6/20/01       189,133
-----------------------------------------------------------------------------------------------------------
                                                                                                 $3,172,857
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding
at March 31, 2001 (Unaudited)                                                          CONSERVATIVE
                                                                                                Unrealized
                                                                Aggregate Face      Expiration  Appreciation/
                                                    Total Value      Value             Date   (Depreciation)
-----------------------------------------------------------------------------------------------------------
CAC 40 (long)                                      $ 2,264,525     $1,987,520          Apr-01   $   277,005
CAC 40 (short)                                       2,469,022      2,495,776          Apr-01        26,754
CAN 10yr (long)                                     34,356,013     34,540,242          Jun-01      (184,229)
DAX Index (long)                                     1,544,398      1,624,773          Jun-01       (80,375)
Euro-Bund 10yr (short)                               3,485,453      3,466,364          Jun-01       (19,089)
FT-SE 100 (long)                                    11,787,896     12,219,887          Jun-01      (431,991)
Gilt (short)                                         1,825,461      1,812,092          Jun-01       (13,369)
JGB 10yr (short)                                    26,794,661     26,702,151          Jun-01       (92,510)
MIB 30 Index (long)                                    849,722        847,598          Jun-01         2,124
S & P 500 Index (long)                               9,938,200     10,095,262          Jun-01      (157,062)
S & P 500 Index (short)                             26,599,300     26,489,791          Jun-01      (109,509)
SPI 200 Index (long)                                 8,315,399      8,489,792          Jun-01      (174,393)
Topix (long)                                         2,336,712      2,429,480          Jun-01       (92,768)
US Treasury Bond                                     5,001,000      4,954,296          Jun-01       (46,704)
US Treasury Note
10yr (long)                                         19,222,765     18,975,294          Jun-01       247,471
US Treasury Note
10yr (short)                                        30,374,093     30,183,338          Jun-01      (190,755)
US Treasury Note
5yr (short)                                         13,189,453     13,080,226          Jun-01      (109,227)
-----------------------------------------------------------------------------------------------------------
                                                                                                $(1,148,627)
-----------------------------------------------------------------------------------------------------------


TBA Sale Commitments
at March 31, 2001 (Unaudited)                                             CONSERVATIVE
(Proceeds receivable $31,672,453)
                                                     Principal       Settlement     Market
Agency                                                Amount            Date        Value
-----------------------------------------------------------------------------------------------------------
FNMA, 6s, April 2031                               $26,602,000         4/16/01   $26,552,254
FNMA, 6s, April 2016                                 5,100,000         4/19/01     4,972,500
-----------------------------------------------------------------------------------------------------------
                                                                                 $31,524,754
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
Swap Contracts Outstanding
at March 31, 2001 (Unaudited)                                             CONSERVATIVE


                                                     Notional        Termination    Unrealized
                                                      Amount            Date       Depreciation
-----------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers dated
March 1, 2001 to pay monthly the notional
amount multiplied by the return of the
Lehman Brothers US Government Index and
receive monthly the notional amount multiplied
by USD One Month LIBOR, adjusted by a
specified spread.                                 $ 39,788,157          Mar-03      $(49,375)

Agreement with Salomon Smith Barney dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the  World
Government Bond Index Hedged-NON USD
and pay monthly the notional amount multiplied
by USD One Month LIBOR, adjusted by a
specified spread.                                  125,800,059          Feb-03            --

Agreement with JP Morgan Securities dated
March 30, 2001 to receive monthly the notional
amount multiplied by the return of the  Lehman
Brothers US Government Index and pay monthly
the notional amount multiplied by USD One
Month LIBOR, adjusted by a specified spread.        55,595,470          Jun-03            --

Agreement with JP Morgan Securities. dated
March 1, 2001 to receive (pay) the notional
amount multiplied by the return of Lehman
Brothers US Government Index and pay
monthly the notional amount multiplied by
one month USD LIBOR, adjusted by a
specified spread.                                   34,106,961          Jun-03       (40,858)
-----------------------------------------------------------------------------------------------------------
                                                                                    $(90,233)
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)

Putnam Asset Allocation: Growth Portfolio
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,981,436,297) (Note 1)                                    $1,826,760,447
-------------------------------------------------------------------------------------------
Cash                                                                              1,843,457
-------------------------------------------------------------------------------------------
Foreign currency (cost $5,819,425)                                                5,531,115
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        10,895,782
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,225,735
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   32,811,539
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                         1,806,208
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                          15,320,310
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         321,777
-------------------------------------------------------------------------------------------
Total assets                                                                  1,897,516,370

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               584,524
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 57,043,004
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,153,257
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,804,754
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,174,226
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        33,381
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,443
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              943,302
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              999,395
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                             10,307,310
-------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                          4,469,715
-------------------------------------------------------------------------------------------
TBA sales commitments, at value
(proceeds receivable $14,201,364) (Note 1)                                       14,134,726
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              225,879
-------------------------------------------------------------------------------------------
Total liabilities                                                                94,877,916
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,802,638,454

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,079,183,648
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      6,543,107
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                     (126,190,739)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                   (156,897,562)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,802,638,454

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($750,667,375 divided by 74,922,602 shares)                                          $10.02
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.02)*                              $10.63
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($362,111,359 divided by 36,791,032 shares)**                                         $9.84
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($115,522,410 divided by 11,888,501 shares)**                                         $9.72
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,684,962 divided by 5,640,784 shares)                                             $9.87
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.87)*                               $10.23
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($518,652,348 divided by 51,449,795 shares)                                          $10.08
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption preice per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)

Putnam Asset Allocation: Growth Portfolio
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                              $   26,275,148
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $347,694)                                        7,318,323
-------------------------------------------------------------------------------------------
Total investment income                                                          33,593,471

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  5,631,835
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,525,602
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    15,693
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,954
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               980,628
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,092,102
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               632,640
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               228,983
-------------------------------------------------------------------------------------------
Other                                                                               546,710
-------------------------------------------------------------------------------------------
Total expenses                                                                   13,663,147
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (466,563)
-------------------------------------------------------------------------------------------
Net expenses                                                                     13,196,584
-------------------------------------------------------------------------------------------
Net investment income                                                            20,396,887
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (100,231,832)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (9,794,389)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                         777,408
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      7,845,480
-------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities
in foreign currencies during the period                                           4,164,495
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and TBA sale commitments during the period                      (196,603,283)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (293,842,121)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(273,445,234)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Growth Portfolio
                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   20,396,887   $   32,342,208
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                        (101,403,333)     340,982,834
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments
and assets and liabilities in foreign currencies                     (192,438,788)    (164,266,891)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (273,445,234)     209,058,151
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (10,852,085)      (7,363,351)
--------------------------------------------------------------------------------------------------
   Class B                                                             (2,248,299)      (1,873,390)
--------------------------------------------------------------------------------------------------
   Class C                                                               (850,876)        (413,031)
--------------------------------------------------------------------------------------------------
   Class M                                                               (518,264)        (357,845)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (7,661,644)      (5,236,059)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (149,987,221)     (72,475,751)
--------------------------------------------------------------------------------------------------
   Class B                                                            (84,343,316)     (52,354,553)
--------------------------------------------------------------------------------------------------
   Class C                                                            (25,105,620)     (11,542,732)
--------------------------------------------------------------------------------------------------
   Class M                                                            (11,938,255)      (6,511,946)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (89,419,898)     (41,178,056)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     480,437,694      284,931,390
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (175,933,018)     294,682,827

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,978,571,472    1,683,888,645
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $6,543,107 and $8,277,388, respectively)                 $1,802,638,454   $1,978,571,472
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.47       $14.35       $11.76       $13.64       $11.41       $10.06
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .14          .28          .14          .15          .17          .18
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.77)        1.56         2.82        (1.06)        2.69         1.63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.63)        1.84         2.96         (.91)        2.86         1.81
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.16)        (.10)        (.14)        (.16)        (.19)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.63)       (1.56)        (.27)        (.83)        (.47)        (.27)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.82)       (1.72)        (.37)        (.97)        (.63)        (.46)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.02       $14.47       $14.35       $11.76       $13.64       $11.41
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (13.04)*      12.77        25.55        (7.01)       26.25        18.75
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $750,667     $817,887     $664,640     $602,273     $486,107     $210,531
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .63*        1.18         1.21         1.31         1.39         1.45
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.15*        1.87         1.00         1.13         1.42         1.72
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.02*      155.18       105.11       146.58        99.96       100.93
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.21       $14.12       $11.59       $13.47       $11.29        $9.97
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .09          .16          .03          .05          .08          .10
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.76)        1.55         2.78        (1.05)        2.67         1.64
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.67)        1.71         2.81        (1.00)        2.75         1.74
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.07)        (.06)        (.01)        (.05)        (.10)        (.15)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.63)       (1.56)        (.27)        (.83)        (.47)        (.27)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.70)       (1.62)        (.28)        (.88)        (.57)        (.42)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.84       $14.21       $14.12       $11.59       $13.47       $11.29
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (13.55)*      11.98        24.52        (7.72)       25.23        18.04
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $362,111     $469,645     $470,073     $385,645     $357,501     $199,871
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.01*        1.93         1.96         2.06         2.14         2.21
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .77*        1.07          .25          .40          .68          .95
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.02*      155.18       105.11       146.58        99.96       100.93
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                           March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.08       $14.00       $11.50       $13.38       $11.24        $9.93
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .09          .17          .03          .05          .08          .10
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.73)        1.53         2.75        (1.04)        2.65         1.63
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.64)        1.70         2.78         (.99)        2.73         1.73
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.09)        (.06)        (.01)        (.06)        (.12)        (.15)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.63)       (1.56)        (.27)        (.83)        (.47)        (.27)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.72)       (1.62)        (.28)        (.89)        (.59)        (.42)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.72       $14.08       $14.00       $11.50       $13.38       $11.24
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (13.47)*      12.01        24.47        (7.70)       25.31        18.01
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $115,522     $135,439     $103,209      $88,076      $68,749      $27,556
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.01*        1.93         1.96         2.06         2.14         2.23
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .77*        1.13          .25          .41          .67          .94
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.02*      155.18       105.11       146.58        99.96       100.93
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.25       $14.15       $11.60       $13.49       $11.32       $10.01
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .10          .20          .07          .08          .11          .12
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.74)        1.55         2.80        (1.05)        2.67         1.64
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.64)        1.75         2.87         (.97)        2.78         1.76
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.11)        (.09)        (.05)        (.09)        (.14)        (.18)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.63)       (1.56)        (.27)        (.83)        (.47)        (.27)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.74)       (1.65)        (.32)        (.92)        (.61)        (.45)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.87       $14.25       $14.15       $11.60       $13.49       $11.32
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (13.26)*      12.25        25.05        (7.52)       25.63        18.21
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $55,685      $67,225      $59,604      $49,702      $34,381      $12,369
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .88*        1.68         1.71         1.81         1.89         1.95
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .89*        1.35          .50          .65          .92         1.16
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.02*      155.18       105.11       146.58        99.96       100.93
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.58       $14.44       $11.84       $13.72       $11.47       $10.09
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .15          .32          .17          .18          .21          .21
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.80)        1.58         2.83        (1.07)        2.70         1.65
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.65)        1.90         3.00         (.89)        2.91         1.86
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.20)        (.13)        (.16)        (.19)        (.21)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (2.63)       (1.56)        (.27)        (.83)        (.47)        (.27)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (2.85)       (1.76)        (.40)        (.99)        (.66)        (.48)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $10.08       $14.58       $14.44       $11.84       $13.72       $11.47
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (13.08)*      13.14        25.76        (6.79)       26.54        19.20
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $518,652     $488,376     $386,363     $203,595     $233,292      $58,301
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .51*         .93          .96         1.06         1.14         1.21
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.28*        2.13         1.24         1.40         1.71         1.97
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 50.02*      155.18       105.11       146.58        99.96       100.93
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).






STATEMENT OF ASSETS AND LIABILITIES

Putnam Asset Allocation: Balanced Portfolio
March 31, 2001 (Unaudited)
Assets
--------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,857,033,642) (Note 1)                                           $2,742,841,698
--------------------------------------------------------------------------------------------------
Cash                                                                                     1,337,342
--------------------------------------------------------------------------------------------------
Foreign currency (cost $16,458,459)                                                     15,746,188
--------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               14,336,785
--------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   5,950,756
--------------------------------------------------------------------------------------------------
Receivable for securities sold                                                          86,234,336
--------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                                1,634,719
--------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                 17,784,973
--------------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                                    72,629
--------------------------------------------------------------------------------------------------
Total assets                                                                         2,885,939,426

Liabilities
--------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       89,146
--------------------------------------------------------------------------------------------------
Payable for securities purchased                                                       150,907,885
--------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               3,937,036
--------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             3,836,999
--------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               1,065,212
--------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               49,362
--------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                 7,031
--------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   1,393,469
--------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                     993,362
--------------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                    10,738,865
--------------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                                   348,477
--------------------------------------------------------------------------------------------------
TBA sales commitments, at value
(proceeds receivable $64,364,733) (Note 1)                                              64,060,798
--------------------------------------------------------------------------------------------------
Other accrued expenses                                                                     291,776
--------------------------------------------------------------------------------------------------
Total liabilities                                                                      237,719,418
--------------------------------------------------------------------------------------------------
Net assets                                                                          $2,648,220,008

Represented by
--------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $2,886,048,176
--------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (17,894,108)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                             (97,806,012)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                          (122,128,048)
--------------------------------------------------------------------------------------------------
Total-- Representing net assets applicable to
capital shares outstanding                                                          $2,648,220,008

Computation of net asset value and offering price
--------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,339,024,215 divided by 134,534,546 shares)                                               $9.95
--------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.95)*                                      $10.56
--------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($442,100,773 divided by 44,697,685 shares)**                                                $9.89
--------------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($131,054,479 divided by 13,346,974 shares)**                                                $9.82
--------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($60,884,208 divided by 6,129,653 shares)                                                    $9.93
--------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.93)*                                      $10.29
--------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($675,156,333 divided by 67,780,136 shares)                                                  $9.96
--------------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.






STATEMENT OF OPERATIONS

Six months ended March 31, 2001 (Unaudited)
Putnam Asset Allocation: Balanced Portfolio
Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                            $  38,312,295
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $201,980)                                              9,562,259
--------------------------------------------------------------------------------------------------
Total investment income                                                                47,874,554

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        7,625,537
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          3,508,102
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                          35,506
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                           14,190
--------------------------------------------------------------------------------------------------
Distribution fees-- Class A (Note 2)                                                    1,705,063
--------------------------------------------------------------------------------------------------
Distribution fees-- Class B (Note 2)                                                    2,455,492
--------------------------------------------------------------------------------------------------
Distribution fees-- Class C (Note 2)                                                      689,366
--------------------------------------------------------------------------------------------------
Distribution fees-- Class M (Note 2)                                                      247,578
--------------------------------------------------------------------------------------------------
Other                                                                                     509,484
--------------------------------------------------------------------------------------------------
Total expenses                                                                         16,790,318
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (605,716)
--------------------------------------------------------------------------------------------------
Net expenses                                                                           16,184,602
--------------------------------------------------------------------------------------------------
Net investment income                                                                  31,689,952
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                      (57,577,121)
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                       (27,290,919)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (1,677,412)
--------------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                           12,762,279
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                    8,147,243
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and TBA sale commitments during the period                            (294,053,075)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                              (359,689,005)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(327,999,053)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Balanced Portfolio
                                                               Six months ended         Year ended
                                                                       March 31       September 30
                                                                          2001*               2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                            $   31,689,952     $   52,648,388
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                       (73,783,173)       297,785,786
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                       (285,905,832)       (22,504,619)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (327,999,053)       327,929,555
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                         (31,001,703)       (22,163,223)
--------------------------------------------------------------------------------------------------
    Class B                                                          (9,406,163)        (7,115,666)
--------------------------------------------------------------------------------------------------
    Class C                                                          (2,575,146)        (1,713,203)
--------------------------------------------------------------------------------------------------
    Class M                                                          (1,333,989)        (1,065,211)
--------------------------------------------------------------------------------------------------
    Class Y                                                         (14,744,868)       (11,498,180)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                        (157,292,476)       (66,297,566)
--------------------------------------------------------------------------------------------------
    Class B                                                         (58,819,999)       (41,791,913)
--------------------------------------------------------------------------------------------------
    Class C                                                         (15,779,441)        (9,236,973)
--------------------------------------------------------------------------------------------------
    Class M                                                          (7,755,159)        (4,918,496)
--------------------------------------------------------------------------------------------------
    Class Y                                                         (67,585,134)       (34,117,109)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   632,339,885        557,354,934
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             (61,953,246)       685,366,949

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                               2,710,173,254      2,024,806,305
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of and
undistributed net investment income of $17,894,108
and $9,477,809, respectively)                                    $2,648,220,008     $2,710,173,254
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                            March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.99       $12.28       $10.66       $12.28       $10.71        $9.67
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .14          .31          .23          .26          .28          .29
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.47)        1.59         1.78         (.84)        2.13         1.32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.33)        1.90         2.01         (.58)        2.41         1.61
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.27)        (.26)        (.21)        (.18)        (.31)        (.28)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.93)        (.18)        (.86)        (.53)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.71)       (1.19)        (.39)       (1.04)        (.84)        (.57)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.95       $12.99       $12.28       $10.66       $12.28       $10.71
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.27)*      15.88        19.09        (4.97)       23.82        17.41
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,339,024   $1,377,302     $873,219     $846,574     $680,720     $327,326
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .56*        1.09         1.14         1.22         1.27         1.33
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.23*        2.37         1.89         2.17         2.44         2.83
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.04*      182.86       119.70       158.14       136.75       122.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.92       $12.22       $10.61       $12.23       $10.67        $9.64
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .10          .20          .14          .17          .19          .21
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.46)        1.59         1.78         (.83)        2.13         1.32
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.36)        1.79         1.92         (.66)        2.32         1.53
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.16)        (.13)        (.10)        (.23)        (.21)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.93)        (.18)        (.86)        (.53)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.67)       (1.09)        (.31)        (.96)        (.76)        (.50)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.89       $12.92       $12.22       $10.61       $12.23       $10.67
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.62)*      15.01        18.22        (5.70)       22.95        16.54
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $442,101     $535,663     $553,738     $482,029     $442,463     $264,830
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .93*        1.84         1.89         1.97         2.02         2.08
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .85*        1.56         1.13         1.42         1.70         2.08
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.04*      182.86       119.70       158.14       136.75       122.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                           March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.83       $12.15       $10.56       $12.18       $10.64        $9.62
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .10          .20          .13          .16          .19          .22
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.44)        1.57         1.77         (.82)        2.11         1.30
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.34)        1.77         1.90         (.66)        2.30         1.52
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.16)        (.13)        (.10)        (.23)        (.21)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.93)        (.18)        (.86)        (.53)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.67)       (1.09)        (.31)        (.96)        (.76)        (.50)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.82       $12.83       $12.15       $10.56       $12.18       $10.64
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.53)*      14.97        18.14        (5.70)       22.86        16.47
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $131,054     $142,761     $120,660      $94,553      $70,847      $29,724
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .93*        1.84         1.89         1.97         2.02         2.09
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .86*        1.58         1.12         1.41         1.70         2.18
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.04*      182.86       119.70       158.14       136.75       122.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $12.97       $12.26       $10.65       $12.27       $10.71        $9.66
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .11          .24          .17          .20          .22          .24
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.47)        1.59         1.78         (.83)        2.13         1.34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.36)        1.83         1.95         (.63)        2.35         1.58
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.24)        (.19)        (.16)        (.13)        (.26)        (.24)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.93)        (.18)        (.86)        (.53)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.68)       (1.12)        (.34)        (.99)        (.79)        (.53)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.93       $12.97       $12.26       $10.65       $12.27       $10.71
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.53)*      15.33        18.45        (5.46)       23.19        17.05
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $60,884      $70,757      $66,854      $55,511      $44,121      $14,967
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .81*        1.59         1.64         1.72         1.77         1.84
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .98*        1.84         1.38         1.67         1.93         2.42
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.04*      182.86       119.70       158.14       136.75       122.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                            March 31
operating performance              (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.00       $12.29       $10.67       $12.29       $10.71        $9.66
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (a)                .16          .33          .26          .29          .31          .31
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (1.47)        1.60         1.78         (.84)        2.14         1.34
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.31)        1.93         2.04         (.55)        2.45         1.65
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.29)        (.29)        (.24)        (.21)        (.34)        (.31)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (1.44)        (.93)        (.18)        (.86)        (.53)        (.29)
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.73)       (1.22)        (.42)       (1.07)        (.87)        (.60)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.96       $13.00       $12.29       $10.67       $12.29       $10.71
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (11.15)*      16.15        19.37        (4.74)       24.21        17.81
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $675,156     $583,691     $410,335     $216,100     $232,021     $126,482
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .43*         .84          .89          .97         1.02         1.08
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.36*        2.58         2.10         2.43         2.70         3.03
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 67.04*      182.86       119.70       158.14       136.75       122.12
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





STATEMENT OF ASSETS AND LIABILITIES

March 31, 2001 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,080,158,811) (Note 1)                                    $1,049,869,477
-------------------------------------------------------------------------------------------
Cash                                                                                302,486
-------------------------------------------------------------------------------------------
Foreign currency (cost $3,696,457)                                                3,397,206
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        11,240,659
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,044,445
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   62,103,718
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                           490,666
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           3,173,048
-------------------------------------------------------------------------------------------
Receivable for closed swap contracts (Note 1)                                       462,629
-------------------------------------------------------------------------------------------
Total assets                                                                  1,133,084,334

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               482,903
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                50,847
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 91,779,984
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,392,503
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,611,773
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          420,338
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        21,602
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,387
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              526,855
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              368,088
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              3,669,910
-------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                             90,233
-------------------------------------------------------------------------------------------
TBA sales commitments, at value
(priceeds receivable $31,672,453) (Note 1)                                       31,524,754
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              136,598
-------------------------------------------------------------------------------------------
Total liabilities                                                               132,078,775
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,001,005,559

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,049,480,004
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      2,876,720
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                      (19,087,267)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (32,263,898)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,001,005,559

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($574,750,771 divided by 63,110,624 shares)                                           $9.11
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.11)*                                $9.67
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($140,772,535 divided by 15,504,489 shares)**                                         $9.08
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($41,545,884 divided by 4,588,323 shares)**                                           $9.05
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($23,221,347 divided by 2,558,693 shares)                                             $9.08
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.08)*                                $9.41
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($220,715,022 divided by 24,176,396 shares)                                           $9.13
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS

Six months ended March 31, 2001 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                $ 28,433,622
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $22,363)                                         1,667,393
-------------------------------------------------------------------------------------------
Total investment income                                                          30,101,015

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,957,148
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    1,418,872
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,385
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,812
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               603,869
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               719,514
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               207,382
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                88,107
-------------------------------------------------------------------------------------------
Other                                                                               194,479
-------------------------------------------------------------------------------------------
Total expenses                                                                    6,203,568
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (281,854)
-------------------------------------------------------------------------------------------
Net expenses                                                                      5,921,714
-------------------------------------------------------------------------------------------
Net investment income                                                            24,179,301
-------------------------------------------------------------------------------------------
Net realized loss on investments (Note 1 and 3)                                 (17,289,985)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1)                                 (2,596,393)
-------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                      6,726,058
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (2,929,413)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                             180,445
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts,
swap contracts and TBA sale commitments during the period                       (26,930,087)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (42,839,375)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(18,660,074)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Conservative Portfolio
                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   24,179,301     $ 32,909,727
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                         (16,089,733)      57,092,900
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (26,749,642)     (29,712,225)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             (18,660,074)      60,290,402
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (20,201,142)     (14,757,033)
--------------------------------------------------------------------------------------------------
   Class B                                                             (6,364,269)      (5,637,499)
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,847,194)      (1,576,843)
--------------------------------------------------------------------------------------------------
   Class M                                                             (1,070,686)        (866,030)
--------------------------------------------------------------------------------------------------
   Class Y                                                             (9,965,859)      (5,258,551)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (25,211,547)     (13,824,003)
--------------------------------------------------------------------------------------------------
   Class B                                                             (9,276,639)      (6,780,121)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,687,672)      (2,046,426)
--------------------------------------------------------------------------------------------------
   Class M                                                             (1,512,172)        (970,249)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (12,750,298)      (3,934,173)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     281,118,891       65,333,749
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          171,571,339       69,973,223

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   829,434,220      759,460,997
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $2,876,720 and $18,146,569, respectively)                $1,001,005,559     $829,434,220
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.45       $10.40        $9.81       $10.61        $9.69        $9.19
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .27 (a)      .46 (a)      .34 (a)      .38 (a)      .38 (a)      .36
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)         .37          .73         (.45)        1.22          .68
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.20)         .83         1.07         (.07)        1.60         1.04
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.48)        (.40)        (.34)        (.20)        (.35)        (.36)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.06)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.66)        (.38)        (.08)        (.43)        (.33)        (.18)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.14)        (.78)        (.48)        (.73)        (.68)        (.54)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.11       $10.45       $10.40        $9.81       $10.61        $9.69
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (1.97)*       8.18        11.05         (.69)       17.26        11.73
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $574,751     $406,224     $373,313     $367,806     $295,239     $106,933
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .63*        1.25         1.31         1.39         1.38         1.47
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.72*        4.37         3.25         3.67         3.74         4.08
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*      276.48       165.48       203.19       219.44       183.67
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.42       $10.37        $9.78       $10.57        $9.66        $9.16
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .23 (a)      .37 (a)      .26 (a)      .30 (a)      .30 (a)      .29
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)         .38          .73         (.43)        1.22          .68
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.24)         .75          .99         (.13)        1.52          .97
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.44)        (.32)        (.26)        (.13)        (.28)        (.29)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.06)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.66)        (.38)        (.08)        (.43)        (.33)        (.18)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.10)        (.70)        (.40)        (.66)        (.61)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.08       $10.42       $10.37        $9.78       $10.57        $9.66
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.37)*       7.40        10.29        (1.32)       16.36        10.96
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $140,773     $153,985     $187,112     $162,807     $138,457      $94,954
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.01*        2.00         2.06         2.14         2.13         2.22
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.35*        3.57         2.50         2.92         2.97         3.33
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*      276.48       165.48       203.19       219.44       183.67
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.39       $10.34        $9.75       $10.56        $9.64        $9.15
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .23 (a)      .36 (a)      .26 (a)      .30 (a)      .29 (a)      .30
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)         .39          .74         (.45)        1.24          .66
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.24)         .75         1.00         (.15)        1.53          .96
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.44)        (.32)        (.26)        (.13)        (.28)        (.29)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.07)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.66)        (.38)        (.08)        (.43)        (.33)        (.18)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.10)        (.70)        (.41)        (.66)        (.61)        (.47)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.05       $10.39       $10.34        $9.75       $10.56        $9.64
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.36)*       7.39        10.34        (1.51)       16.52        10.86
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $41,546      $41,846      $58,831      $45,740      $29,032      $16,326
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.01*        2.00         2.06         2.14         2.13         2.22
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.35*        3.51         2.50         2.93         2.96         3.30
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*      276.48       165.48       203.19       219.44       183.67
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.42       $10.37        $9.78       $10.59        $9.67        $9.18
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .24 (a)      .40 (a)      .29 (a)      .33 (a)      .32 (a)      .33
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)         .38          .73         (.46)        1.24          .66
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.23)         .78         1.02         (.13)        1.56          .99
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.45)        (.35)        (.29)        (.15)        (.31)        (.32)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.06)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.66)        (.38)        (.08)        (.43)        (.33)        (.18)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.11)        (.73)        (.43)        (.68)        (.64)        (.50)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.08       $10.42       $10.37        $9.78       $10.59        $9.67
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (2.22)*       7.66        10.56        (1.27)       16.80        11.17
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $23,221      $24,869      $29,373      $18,868      $12,689       $4,622
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .88*        1.75         1.81         1.89         1.88         1.96
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.47*        3.82         2.77         3.17         3.19         3.60
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*      276.48       165.48       203.19       219.44       183.67
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                      ended
Per-share                            March 31
operating performance              (Unaudited)                        Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.47       $10.42        $9.82       $10.62        $9.69        $9.19
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .28 (a)      .51 (a)      .36 (a)      .41 (a)      .40 (a)      .38
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.47)         .35          .75         (.45)        1.23          .68
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.19)         .86         1.11         (.04)        1.63         1.06
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.49)        (.43)        (.36)        (.23)        (.37)        (.38)
------------------------------------------------------------------------------------------------------------------
In excess of net investment income        --           --         (.07)          --           --           --
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.66)        (.38)        (.08)        (.43)        (.33)        (.18)
------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                    (1.15)        (.81)        (.51)        (.76)        (.70)        (.56)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.13       $10.47       $10.42        $9.82       $10.62        $9.69
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 (1.84)*       8.43        11.42        (0.44)       17.62        11.99
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $220,715     $202,510     $110,831      $26,253      $18,760       $6,025
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .51*        1.00         1.06         1.14         1.13         1.22
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.85*        4.84         3.50         3.93         3.96         4.45
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 59.81*      276.48       165.48       203.19       219.44       183.67
------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the funds's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the funds, if that funds were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See Sections F, G, H, I, J and K of Note 1 with respect to valuation of forward currency contracts, futures and options contracts, TBA purchase commitments, TBA sale commitments and swap contracts.

B) Joint trading Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the funds and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the funds is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon securities in excess of maturity is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the funds's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a funds intends to buy are denominated, when a funds holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds is unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds owns or expects to purchase. The funds may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The funds may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The funds may enter into interest rate swap agreements, to manage the funds exposure to interest rates. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

I) Equity swap contracts The funds may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets the funds may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the funds will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The funds hold and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the funds deliver securities under the commitment, the funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2001, the fund had no borrowings against the line of credit.

M) Federal taxes It is the policy of the funds to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date.

Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the funds's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.700% of the first $500 million of average net assets of each funds, 0.600% of the next $500 million, 0.550% of the next $500 million, 0.500% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds' assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds's expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2001, the funds' expenses were reduced by $466,563, $605,716, and $281,854 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $1,739, $2,611, and $951 (for Growth Portfolio, Balanced Portfolio, and Conservative Portfolio, respectively) has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The funds has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the funds is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The funds have adopted distribution plans (the "Plans") with respect to its class A, class B class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the funds. The Plans provide for payments by the funds to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $259,507 and $11,892 from the sale of class A and class M shares, respectively, and received $831,338 and $21,732 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2001, Putnam Retail Management, acting as underwriter received $4,502 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

                                               U.S. Government Obligations
---------------------------------------------------------------------------
                                             Purchases               Sales
---------------------------------------------------------------------------
Growth
Portfolio                                 $ 65,255,943        $ 67,647,377
---------------------------------------------------------------------------
Balanced
Portfolio                                 $111,394,277        $117,923,150
---------------------------------------------------------------------------
Conservative
Portfolio                                 $ 46,938,686        $ 48,932,684
---------------------------------------------------------------------------

                                                          Other Securities
---------------------------------------------------------------------------
                                             Purchases               Sales
---------------------------------------------------------------------------
Growth
Portfolio                               $1,109,243,412      $  910,989,167
---------------------------------------------------------------------------
Balanced
Portfolio                               $1,844,601,880      $1,425,028,108
---------------------------------------------------------------------------
Conservative
Portfolio                               $  704,628,587      $  471,231,504
---------------------------------------------------------------------------

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2001
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,131,262       $ 166,167,063
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               14,433,341         158,911,085
---------------------------------------------------------------------------
Shares
repurchased                                (10,146,870)       (119,411,354)
---------------------------------------------------------------------------
Net increase                                18,417,733       $ 205,666,794
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,511,972       $ 348,642,136
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,418,462          78,946,976
---------------------------------------------------------------------------
Shares
repurchased                                (18,746,126)       (278,308,268)
---------------------------------------------------------------------------
Net increase                                10,184,308       $ 149,280,844
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2001
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,536,253        $ 40,744,796
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,558,894          82,014,002
---------------------------------------------------------------------------
Shares
repurchased                                 (7,358,684)        (83,395,596)
---------------------------------------------------------------------------
Net increase                                 3,736,463        $ 39,363,202
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,185,249       $ 134,563,252
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,565,212          51,303,344
---------------------------------------------------------------------------
Shares
repurchased                                (12,991,443)       (189,359,843)
---------------------------------------------------------------------------
Net decrease                                  (240,982)      $  (3,493,247)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2001
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,749,297        $ 20,374,357
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,268,836          24,299,238
---------------------------------------------------------------------------
Shares
repurchased                                 (1,746,741)        (19,907,980)
---------------------------------------------------------------------------
Net increase                                 2,271,392        $ 24,765,615
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,539,220        $ 51,144,368
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  764,712          10,904,790
---------------------------------------------------------------------------
Shares
repurchased                                 (2,056,451)        (29,960,983)
---------------------------------------------------------------------------
Net increase                                 2,247,481        $ 32,088,175
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2001
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    594,640        $  7,210,431
---------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                1,128,272          12,253,032
---------------------------------------------------------------------------
Shares
repurchased                                   (798,779)         (9,389,733)
---------------------------------------------------------------------------
Net increase                                   924,133        $ 10,073,730
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,586,242        $ 23,158,133
---------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                  471,258           6,786,113
---------------------------------------------------------------------------
Shares
repurchased                                 (1,552,473)        (23,441,390)
---------------------------------------------------------------------------
Net increase                                   505,027        $  6,502,856
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2001
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,073,171        $192,845,565
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                8,761,761          97,081,542
---------------------------------------------------------------------------
Shares
repurchased                                 (7,880,984)        (89,358,754)
---------------------------------------------------------------------------
Net increase                                17,953,948        $200,568,353
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Growth Portfolio                                Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 13,302,387       $ 199,863,338
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,170,148          46,414,115
---------------------------------------------------------------------------
Shares
repurchased                                 (9,725,995)       (145,724,691)
---------------------------------------------------------------------------
Net increase                                 6,746,540       $ 100,552,762
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2001
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 27,884,615       $ 314,756,163
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               17,119,120         185,920,316
---------------------------------------------------------------------------
Shares
repurchased                                (16,480,722)       (186,457,063)
---------------------------------------------------------------------------
Net increase                                28,523,013       $ 314,219,416
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 57,452,184       $ 739,305,555
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                6,926,557          87,295,477
---------------------------------------------------------------------------
Shares
repurchased                                (29,463,927)       (378,626,634)
---------------------------------------------------------------------------
Net increase                                34,914,814       $ 447,974,398
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2001
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,954,660        $ 55,047,375
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,904,192          63,844,838
---------------------------------------------------------------------------
Shares
repurchased                                 (7,612,198)        (83,991,161)
---------------------------------------------------------------------------
Net increase                                 3,246,654        $ 34,901,052
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,951,479       $ 127,026,445
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,669,339          45,855,574
---------------------------------------------------------------------------
Shares
repurchased                                (17,484,194)       (222,981,859)
---------------------------------------------------------------------------
Net decrease                                (3,863,376)      $ (50,099,840)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2001
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,707,600        $ 29,674,866
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,545,838          16,588,755
---------------------------------------------------------------------------
Shares
repurchased                                 (2,030,296)        (22,676,856)
---------------------------------------------------------------------------
Net increase                                 2,223,142        $ 23,586,765
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,703,078        $ 46,890,743
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  799,922           9,936,053
---------------------------------------------------------------------------
Shares
repurchased                                 (3,307,882)        (41,913,489)
---------------------------------------------------------------------------
Net increase                                 1,195,118        $ 14,913,307
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2001
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    750,656        $  8,433,719
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  819,805           8,894,245
---------------------------------------------------------------------------
Shares
repurchased                                   (898,360)        (10,082,519)
---------------------------------------------------------------------------
Net increase                                   672,101        $  7,245,445
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,210,703        $ 28,538,940
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  466,033           5,851,602
---------------------------------------------------------------------------
Shares
repurchased                                 (2,669,974)        (34,278,023)
---------------------------------------------------------------------------
Net increase                                     6,762        $    112,519
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2001
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 24,447,781       $ 270,549,280
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,579,687          82,330,002
---------------------------------------------------------------------------
Shares
repurchased                                 (9,152,367)       (100,492,075)
---------------------------------------------------------------------------
Net increase                                22,875,101       $ 252,387,207
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Balanced Portfolio                              Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,458,616       $ 260,542,598
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,619,327          45,615,289
---------------------------------------------------------------------------
Shares
repurchased                                (12,560,109)       (161,703,337)
---------------------------------------------------------------------------
Net increase                                11,517,834       $ 144,454,550
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class A                                                               2001
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 31,193,875        $291,509,611
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,126,810          19,765,962
---------------------------------------------------------------------------
Shares
repurchased                                 (9,080,009)        (87,877,232)
---------------------------------------------------------------------------
Net increase                                24,240,676        $223,398,341
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 25,168,746       $ 262,460,869
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,701,861          28,125,681
---------------------------------------------------------------------------
Shares
repurchased                                (24,892,439)       (258,018,559)
---------------------------------------------------------------------------
Net increase                                 2,978,168       $  32,567,991
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class B                                                               2001
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,955,859        $ 27,719,278
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  613,583           5,676,501
---------------------------------------------------------------------------
Shares
repurchased                                 (2,845,649)        (27,418,163)
---------------------------------------------------------------------------
Net increase                                   723,793        $  5,977,616
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class B                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,119,134        $ 32,439,091
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,068,376          11,090,655
---------------------------------------------------------------------------
Shares
repurchased                                 (7,455,256)        (77,580,404)
---------------------------------------------------------------------------
Net decrease                                (3,267,746)       $(34,050,658)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class C                                                               2001
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    985,388         $ 9,347,676
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  182,557           1,683,332
---------------------------------------------------------------------------
Shares
repurchased                                   (605,502)         (5,803,838)
---------------------------------------------------------------------------
Net increase                                   562,443         $ 5,227,170
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class C                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    986,097        $ 10,245,806
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  317,930           3,290,989
---------------------------------------------------------------------------
Shares
repurchased                                 (2,966,838)        (30,834,984)
---------------------------------------------------------------------------
Net decrease                                (1,662,811)       $(17,298,189)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class M                                                               2001
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    494,807         $ 4,610,823
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  113,915           1,053,993
---------------------------------------------------------------------------
Shares
repurchased                                   (437,392)         (4,200,066)
---------------------------------------------------------------------------
Net increase                                   171,330         $ 1,464,750
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class M                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    610,265        $  6,363,506
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  174,583           1,810,827
---------------------------------------------------------------------------
Shares
repurchased                                 (1,231,179)        (12,969,309)
---------------------------------------------------------------------------
Net decrease                                  (446,331)       $ (4,794,976)
---------------------------------------------------------------------------

                                                 Six months ended March 31
---------------------------------------------------------------------------
Class Y                                                               2001
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,923,483        $ 75,122,090
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,453,481          22,716,157
---------------------------------------------------------------------------
Shares
repurchased                                 (5,537,342)        (52,787,233)
---------------------------------------------------------------------------
Net increase                                 4,839,622        $ 45,051,014
---------------------------------------------------------------------------

                                                   Year ended September 30
---------------------------------------------------------------------------
Class Y                                                               2000
---------------------------------------------------------------------------
Conservative
Portfolio                                       Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 14,715,540        $147,912,331
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  504,252           9,192,724
---------------------------------------------------------------------------
Shares
repurchased                                 (6,523,605)        (68,195,474)
---------------------------------------------------------------------------
Net increase                                 8,696,187        $ 88,909,581
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of operations. The funds have not yet quantified impact, if any, resulting from the adoption of this principle on the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.



WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

William J. Landes
Vice President and Fund Manager

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA060-71204  250/259/264  5/01



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds, Growth Portfolio
Supplement to semiannual Report dated 3/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/01

                                                      NAV
6 months                                            -13.08%
1 year                                              -17.49
5 years
Annual average                                        9.64
Life of fund (since class A inception, 2/8/94)
Annual average                                       10.84

Share value:                                          NAV

9/30/00                                             $14.58
3/31/01                                             $10.08
----------------------------------------------------------------------------
Distributions:      No.      Income        Capital gains        Total
                                           Short    Long
9/30/00 - 3/31/01    1       $0.225       $1.215   $1.411       $2.851
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results.
More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds, Balanced Portfolio
Supplement to semiannual Report dated 3/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/01

                                                      NAV
6 months                                            -11.15%
1 year                                              -11.89
5 years
Annual average                                        9.55
Life of fund (since class A inception, 2/7/94)
Annual average                                       10.30

Share value:                                          NAV

9/30/00                                              $13.00
3/31/01                                               $9.96
----------------------------------------------------------------------------
Distributions:      No.      Income        Capital gains        Total
                                           Short    Long
9/30/00 - 3/31/01    2       $0.287       $0.560   $0.880       $1.727
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results.
More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Funds, Conservative Portfolio
Supplement to semiannual Report dated 3/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/01

                                                      NAV
6 months                                             -1.84%
1 year                                               -1.27
5 years
Annual average                                        7.92
Life of fund (since class A inception, 2/7/94)
Annual average                                        8.19

Share value:                                          NAV
9/30/00                                             $10.47
3/31/01                                              $9.13
----------------------------------------------------------------------------
Distributions:      No.      Income        Capital gains        Total
                                           Short    Long
9/30/00 - 3/31/01    6       $0.494       $0.366   $0.289      $1.149
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.